Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000021257
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class A
Trading Symbol	ICLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$9,450	$10,000	$10,000
11/30/2014	$9,550	$10,071	$10,127
12/31/2014	$9,476	$10,080	$10,092
1/31/2015	$9,510	$10,292	$10,159
2/28/2015	$9,701	$10,195	$10,304
3/31/2015	$9,687	$10,242	$10,279
4/30/2015	$9,712	$10,206	$10,323
5/31/2015	$9,721	$10,181	$10,336
6/30/2015	$9,619	$10,070	$10,183
7/31/2015	$9,686	$10,140	$10,304
8/31/2015	$9,435	$10,125	$10,063
9/30/2015	$9,309	$10,194	$9,994
10/31/2015	$9,552	$10,196	$10,285
11/30/2015	$9,543	$10,169	$10,259
12/31/2015	$9,426	$10,136	$10,183
1/31/2016	$9,249	$10,275	$10,074
2/29/2016	$9,249	$10,348	$10,099
3/31/2016	$9,554	$10,443	$10,397
4/30/2016	$9,642	$10,483	$10,464
5/31/2016	$9,686	$10,486	$10,505
6/30/2016	$9,746	$10,674	$10,600
7/31/2016	$9,949	$10,742	$10,795
8/31/2016	$9,994	$10,730	$10,791
9/30/2016	$10,024	$10,723	$10,802
10/31/2016	$9,917	$10,641	$10,677
11/30/2016	$9,855	$10,390	$10,590
12/31/2016	$9,945	$10,404	$10,689
1/31/2017	$10,065	$10,425	$10,784
2/28/2017	$10,222	$10,495	$10,954
3/31/2017	$10,258	$10,489	$10,985
4/30/2017	$10,359	$10,570	$11,097
5/31/2017	$10,461	$10,651	$11,233
6/30/2017	$10,483	$10,641	$11,242
7/31/2017	$10,613	$10,687	$11,364
8/31/2017	$10,659	$10,782	$11,438
9/30/2017	$10,722	$10,731	$11,491
10/31/2017	$10,787	$10,737	$11,580
11/30/2017	$10,834	$10,723	$11,671
12/31/2017	$10,926	$10,773	$11,757
1/31/2018	$11,113	$10,649	$11,897
2/28/2018	$10,887	$10,548	$11,660
3/31/2018	$10,869	$10,615	$11,615
4/30/2018	$10,849	$10,536	$11,598
5/31/2018	$10,869	$10,611	$11,697
6/30/2018	$10,828	$10,598	$11,692
7/31/2018	$10,937	$10,601	$11,831
8/31/2018	$10,986	$10,669	$11,954
9/30/2018	$10,955	$10,600	$11,932
10/31/2018	$10,597	$10,517	$11,572
11/30/2018	$10,627	$10,579	$11,674
12/31/2018	$10,449	$10,774	$11,494
1/31/2019	$10,810	$10,888	$11,879
2/28/2019	$10,894	$10,882	$12,001
3/31/2019	$11,036	$11,091	$12,218
4/30/2019	$11,164	$11,094	$12,379
5/31/2019	$11,015	$11,291	$12,267
6/30/2019	$11,319	$11,432	$12,657
7/31/2019	$11,329	$11,458	$12,704
8/31/2019	$11,383	$11,755	$12,835
9/30/2019	$11,405	$11,692	$12,888
10/31/2019	$11,512	$11,727	$13,030
11/30/2019	$11,598	$11,721	$13,159
12/31/2019	$11,738	$11,713	$13,295
1/31/2020	$11,793	$11,938	$13,432
2/29/2020	$11,606	$12,153	$13,192
3/31/2020	$10,692	$12,082	$12,559
4/30/2020	$11,301	$12,297	$13,189
5/31/2020	$11,667	$12,354	$13,444
6/30/2020	$11,932	$12,432	$13,612
7/31/2020	$12,287	$12,617	$13,968
8/31/2020	$12,498	$12,515	$14,222
9/30/2020	$12,373	$12,509	$14,045
10/31/2020	$12,240	$12,453	$13,853
11/30/2020	$13,016	$12,575	$14,562
12/31/2020	$13,283	$12,592	$14,791
1/31/2021	$13,248	$12,502	$14,670
2/28/2021	$13,283	$12,321	$14,664
3/31/2021	$13,310	$12,168	$14,716
4/30/2021	$13,598	$12,264	$15,031
5/31/2021	$13,691	$12,304	$15,139
6/30/2021	$13,854	$12,390	$15,287
7/31/2021	$13,958	$12,529	$15,494
8/31/2021	$14,062	$12,505	$15,610
9/30/2021	$13,762	$12,397	$15,295
10/31/2021	$14,051	$12,393	$15,595
11/30/2021	$13,866	$12,430	$15,506
12/31/2021	$14,003	$12,398	$15,712
1/31/2022	$13,519	$12,131	$15,201
2/28/2022	$13,271	$11,996	$14,956
3/31/2022	$13,128	$11,662	$14,830
4/30/2022	$12,455	$11,220	$14,033
5/31/2022	$12,518	$11,292	$14,095
6/30/2022	$11,942	$11,115	$13,524
7/31/2022	$12,391	$11,387	$14,115
8/31/2022	$12,029	$11,065	$13,649
9/30/2022	$11,356	$10,587	$12,822
10/31/2022	$11,557	$10,450	$13,036
11/30/2022	$12,071	$10,834	$13,665
12/31/2022	$11,875	$10,785	$13,422
1/31/2023	$12,381	$11,117	$14,022
2/28/2023	$12,078	$10,829	$13,669
3/31/2023	$12,321	$11,104	$14,042
4/30/2023	$12,422	$11,172	$14,184
5/31/2023	$12,282	$11,050	$14,034
6/30/2023	$12,516	$11,011	$14,298
7/31/2023	$12,644	$11,003	$14,460
8/31/2023	$12,478	$10,933	$14,279
9/30/2023	$12,088	$10,655	$13,828
10/31/2023	$11,857	$10,487	$13,545
11/30/2023	$12,549	$10,962	$14,389
12/31/2023	$13,091	$11,381	$14,994
1/31/2024	$13,129	$11,350	$15,030
2/29/2024	$13,272	$11,190	$15,115
3/31/2024	$13,535	$11,293	$15,376
4/30/2024	$13,105	$11,008	$14,923
5/31/2024	$13,418	$11,194	$15,321
6/30/2024	$13,592	$11,300	$15,525
7/31/2024	$13,854	$11,564	$15,856
8/31/2024	$14,129	$11,731	$16,151
9/30/2024	$14,321	$11,888	$16,395
10/31/2024	$14,004	$11,593	$16,017

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	11.59%	2.82%	3.43%
Class A	18.11%	4.00%	4.01%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 443,643,601
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 469,920
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021259
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class C
Trading Symbol	ICLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.28%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,098	$10,071	$10,127
12/31/2014	$10,019	$10,080	$10,092
1/31/2015	$10,045	$10,292	$10,159
2/28/2015	$10,240	$10,195	$10,304
3/31/2015	$10,217	$10,242	$10,279
4/30/2015	$10,243	$10,206	$10,323
5/31/2015	$10,243	$10,181	$10,336
6/30/2015	$10,126	$10,070	$10,183
7/31/2015	$10,188	$10,140	$10,304
8/31/2015	$9,922	$10,125	$10,063
9/30/2015	$9,778	$10,194	$9,994
10/31/2015	$10,026	$10,196	$10,285
11/30/2015	$10,017	$10,169	$10,259
12/31/2015	$9,892	$10,136	$10,183
1/31/2016	$9,696	$10,275	$10,074
2/29/2016	$9,696	$10,348	$10,099
3/31/2016	$10,009	$10,443	$10,397
4/30/2016	$10,093	$10,483	$10,464
5/31/2016	$10,130	$10,486	$10,505
6/30/2016	$10,186	$10,674	$10,600
7/31/2016	$10,401	$10,742	$10,795
8/31/2016	$10,428	$10,730	$10,791
9/30/2016	$10,458	$10,723	$10,802
10/31/2016	$10,337	$10,641	$10,677
11/30/2016	$10,262	$10,390	$10,590
12/31/2016	$10,355	$10,404	$10,689
1/31/2017	$10,471	$10,425	$10,784
2/28/2017	$10,626	$10,495	$10,954
3/31/2017	$10,662	$10,489	$10,985
4/30/2017	$10,768	$10,570	$11,097
5/31/2017	$10,855	$10,651	$11,233
6/30/2017	$10,876	$10,641	$11,242
7/31/2017	$11,002	$10,687	$11,364
8/31/2017	$11,050	$10,782	$11,438
9/30/2017	$11,104	$10,731	$11,491
10/31/2017	$11,163	$10,737	$11,580
11/30/2017	$11,211	$10,723	$11,671
12/31/2017	$11,296	$10,773	$11,757
1/31/2018	$11,480	$10,649	$11,897
2/28/2018	$11,244	$10,548	$11,660
3/31/2018	$11,215	$10,615	$11,615
4/30/2018	$11,184	$10,536	$11,598
5/31/2018	$11,194	$10,611	$11,697
6/30/2018	$11,150	$10,598	$11,692
7/31/2018	$11,253	$10,601	$11,831
8/31/2018	$11,294	$10,669	$11,954
9/30/2018	$11,258	$10,600	$11,932
10/31/2018	$10,888	$10,517	$11,572
11/30/2018	$10,909	$10,579	$11,674
12/31/2018	$10,712	$10,774	$11,494
1/31/2019	$11,074	$10,888	$11,879
2/28/2019	$11,161	$10,882	$12,001
3/31/2019	$11,296	$11,091	$12,218
4/30/2019	$11,416	$11,094	$12,379
5/31/2019	$11,263	$11,291	$12,267
6/30/2019	$11,564	$11,432	$12,657
7/31/2019	$11,575	$11,458	$12,704
8/31/2019	$11,608	$11,755	$12,835
9/30/2019	$11,630	$11,692	$12,888
10/31/2019	$11,740	$11,727	$13,030
11/30/2019	$11,806	$11,721	$13,159
12/31/2019	$11,949	$11,713	$13,295
1/31/2020	$11,994	$11,938	$13,432
2/29/2020	$11,801	$12,153	$13,192
3/31/2020	$10,862	$12,082	$12,559
4/30/2020	$11,474	$12,297	$13,189
5/31/2020	$11,826	$12,354	$13,444
6/30/2020	$12,098	$12,432	$13,612
7/31/2020	$12,449	$12,617	$13,968
8/31/2020	$12,653	$12,515	$14,222
9/30/2020	$12,517	$12,509	$14,045
10/31/2020	$12,370	$12,453	$13,853
11/30/2020	$13,152	$12,575	$14,562
12/31/2020	$13,421	$12,592	$14,791
1/31/2021	$13,374	$12,502	$14,670
2/28/2021	$13,386	$12,321	$14,664
3/31/2021	$13,421	$12,168	$14,716
4/30/2021	$13,692	$12,264	$15,031
5/31/2021	$13,786	$12,304	$15,139
6/30/2021	$13,939	$12,390	$15,287
7/31/2021	$14,033	$12,529	$15,494
8/31/2021	$14,127	$12,505	$15,610
9/30/2021	$13,828	$12,397	$15,295
10/31/2021	$14,099	$12,393	$15,595
11/30/2021	$13,899	$12,430	$15,506
12/31/2021	$14,034	$12,398	$15,712
1/31/2022	$13,531	$12,131	$15,201
2/28/2022	$13,279	$11,996	$14,956
3/31/2022	$13,132	$11,662	$14,830
4/30/2022	$12,452	$11,220	$14,033
5/31/2022	$12,502	$11,292	$14,095
6/30/2022	$11,919	$11,115	$13,524
7/31/2022	$12,361	$11,387	$14,115
8/31/2022	$11,995	$11,065	$13,649
9/30/2022	$11,305	$10,587	$12,822
10/31/2022	$11,507	$10,450	$13,036
11/30/2022	$12,000	$10,834	$13,665
12/31/2022	$11,804	$10,785	$13,422
1/31/2023	$12,300	$11,117	$14,022
2/28/2023	$11,995	$10,829	$13,669
3/31/2023	$12,226	$11,104	$14,042
4/30/2023	$12,316	$11,172	$14,184
5/31/2023	$12,175	$11,050	$14,034
6/30/2023	$12,397	$11,011	$14,298
7/31/2023	$12,512	$11,003	$14,460
8/31/2023	$12,346	$10,933	$14,279
9/30/2023	$11,955	$10,655	$13,828
10/31/2023	$11,712	$10,487	$13,545
11/30/2023	$12,378	$10,962	$14,389
12/31/2023	$12,918	$11,381	$14,994
1/31/2024	$12,944	$11,350	$15,030
2/29/2024	$13,073	$11,190	$15,115
3/31/2024	$13,333	$11,293	$15,376
4/30/2024	$12,892	$11,008	$14,923
5/31/2024	$13,203	$11,194	$15,321
6/30/2024	$13,348	$11,300	$15,525
7/31/2024	$13,596	$11,564	$15,856
8/31/2024	$13,856	$11,731	$16,151
9/30/2024	$14,045	$11,888	$16,395
10/31/2024	$13,731	$11,593	$16,017

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	16.24%	3.18%	3.22%
Class C	17.24%	3.18%	3.22%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 443,643,601
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 469,920
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081832
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class I
Trading Symbol	TACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,113	$10,071	$10,127
12/31/2014	$10,043	$10,080	$10,092
1/31/2015	$10,078	$10,292	$10,159
2/28/2015	$10,280	$10,195	$10,304
3/31/2015	$10,264	$10,242	$10,279
4/30/2015	$10,299	$10,206	$10,323
5/31/2015	$10,308	$10,181	$10,336
6/30/2015	$10,198	$10,070	$10,183
7/31/2015	$10,269	$10,140	$10,304
8/31/2015	$10,012	$10,125	$10,063
9/30/2015	$9,876	$10,194	$9,994
10/31/2015	$10,133	$10,196	$10,285
11/30/2015	$10,124	$10,169	$10,259
12/31/2015	$10,014	$10,136	$10,183
1/31/2016	$9,827	$10,275	$10,074
2/29/2016	$9,827	$10,348	$10,099
3/31/2016	$10,155	$10,443	$10,397
4/30/2016	$10,249	$10,483	$10,464
5/31/2016	$10,296	$10,486	$10,505
6/30/2016	$10,355	$10,674	$10,600
7/31/2016	$10,580	$10,742	$10,795
8/31/2016	$10,627	$10,730	$10,791
9/30/2016	$10,655	$10,723	$10,802
10/31/2016	$10,552	$10,641	$10,677
11/30/2016	$10,486	$10,390	$10,590
12/31/2016	$10,577	$10,404	$10,689
1/31/2017	$10,714	$10,425	$10,784
2/28/2017	$10,880	$10,495	$10,954
3/31/2017	$10,924	$10,489	$10,985
4/30/2017	$11,032	$10,570	$11,097
5/31/2017	$11,140	$10,651	$11,233
6/30/2017	$11,159	$10,641	$11,242
7/31/2017	$11,307	$10,687	$11,364
8/31/2017	$11,366	$10,782	$11,438
9/30/2017	$11,429	$10,731	$11,491
10/31/2017	$11,498	$10,737	$11,580
11/30/2017	$11,558	$10,723	$11,671
12/31/2017	$11,652	$10,773	$11,757
1/31/2018	$11,850	$10,649	$11,897
2/28/2018	$11,621	$10,548	$11,660
3/31/2018	$11,598	$10,615	$11,615
4/30/2018	$11,577	$10,536	$11,598
5/31/2018	$11,598	$10,611	$11,697
6/30/2018	$11,560	$10,598	$11,692
7/31/2018	$11,676	$10,601	$11,831
8/31/2018	$11,728	$10,669	$11,954
9/30/2018	$11,700	$10,600	$11,932
10/31/2018	$11,319	$10,517	$11,572
11/30/2018	$11,351	$10,579	$11,674
12/31/2018	$11,167	$10,774	$11,494
1/31/2019	$11,551	$10,888	$11,879
2/28/2019	$11,653	$10,882	$12,001
3/31/2019	$11,799	$11,091	$12,218
4/30/2019	$11,935	$11,094	$12,379
5/31/2019	$11,788	$11,291	$12,267
6/30/2019	$12,108	$11,432	$12,657
7/31/2019	$12,130	$11,458	$12,704
8/31/2019	$12,176	$11,755	$12,835
9/30/2019	$12,206	$11,692	$12,888
10/31/2019	$12,332	$11,727	$13,030
11/30/2019	$12,412	$11,721	$13,159
12/31/2019	$12,568	$11,713	$13,295
1/31/2020	$12,639	$11,938	$13,432
2/29/2020	$12,438	$12,153	$13,192
3/31/2020	$11,457	$12,082	$12,559
4/30/2020	$12,108	$12,297	$13,189
5/31/2020	$12,499	$12,354	$13,444
6/30/2020	$12,795	$12,432	$13,612
7/31/2020	$13,174	$12,617	$13,968
8/31/2020	$13,399	$12,515	$14,222
9/30/2020	$13,274	$12,509	$14,045
10/31/2020	$13,131	$12,453	$13,853
11/30/2020	$13,973	$12,575	$14,562
12/31/2020	$14,265	$12,592	$14,791
1/31/2021	$14,228	$12,502	$14,670
2/28/2021	$14,265	$12,321	$14,664
3/31/2021	$14,302	$12,168	$14,716
4/30/2021	$14,610	$12,264	$15,031
5/31/2021	$14,721	$12,304	$15,139
6/30/2021	$14,891	$12,390	$15,287
7/31/2021	$15,003	$12,529	$15,494
8/31/2021	$15,126	$12,505	$15,610
9/30/2021	$14,813	$12,397	$15,295
10/31/2021	$15,111	$12,393	$15,595
11/30/2021	$14,925	$12,430	$15,506
12/31/2021	$15,080	$12,398	$15,712
1/31/2022	$14,561	$12,131	$15,201
2/28/2022	$14,295	$11,996	$14,956
3/31/2022	$14,150	$11,662	$14,830
4/30/2022	$13,456	$11,220	$14,033
5/31/2022	$13,523	$11,292	$14,095
6/30/2022	$12,913	$11,115	$13,524
7/31/2022	$13,395	$11,387	$14,115
8/31/2022	$13,007	$11,065	$13,649
9/30/2022	$12,279	$10,587	$12,822
10/31/2022	$12,504	$10,450	$13,036
11/30/2022	$13,057	$10,834	$13,665
12/31/2022	$12,854	$10,785	$13,422
1/31/2023	$13,398	$11,117	$14,022
2/28/2023	$13,085	$10,829	$13,669
3/31/2023	$13,354	$11,104	$14,042
4/30/2023	$13,464	$11,172	$14,184
5/31/2023	$13,313	$11,050	$14,034
6/30/2023	$13,559	$11,011	$14,298
7/31/2023	$13,711	$11,003	$14,460
8/31/2023	$13,546	$10,933	$14,279
9/30/2023	$13,119	$10,655	$13,828
10/31/2023	$12,870	$10,487	$13,545
11/30/2023	$13,617	$10,962	$14,389
12/31/2023	$14,221	$11,381	$14,994
1/31/2024	$14,263	$11,350	$15,030
2/29/2024	$14,417	$11,190	$15,115
3/31/2024	$14,709	$11,293	$15,376
4/30/2024	$14,245	$11,008	$14,923
5/31/2024	$14,596	$11,194	$15,321
6/30/2024	$14,778	$11,300	$15,525
7/31/2024	$15,061	$11,564	$15,856
8/31/2024	$15,372	$11,731	$16,151
9/30/2024	$15,588	$11,888	$16,395
10/31/2024	$15,246	$11,593	$16,017

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	18.46%	4.33%	4.31%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 443,643,601
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 469,920
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035460
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class R
Trading Symbol	ICVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,104	$10,071	$10,127
12/31/2014	$10,023	$10,080	$10,092
1/31/2015	$10,058	$10,292	$10,159
2/28/2015	$10,259	$10,195	$10,304
3/31/2015	$10,236	$10,242	$10,279
4/30/2015	$10,262	$10,206	$10,323
5/31/2015	$10,271	$10,181	$10,336
6/30/2015	$10,156	$10,070	$10,183
7/31/2015	$10,226	$10,140	$10,304
8/31/2015	$9,954	$10,125	$10,063
9/30/2015	$9,814	$10,194	$9,994
10/31/2015	$10,068	$10,196	$10,285
11/30/2015	$10,059	$10,169	$10,259
12/31/2015	$9,933	$10,136	$10,183
1/31/2016	$9,739	$10,275	$10,074
2/29/2016	$9,739	$10,348	$10,099
3/31/2016	$10,055	$10,443	$10,397
4/30/2016	$10,147	$10,483	$10,464
5/31/2016	$10,193	$10,486	$10,505
6/30/2016	$10,247	$10,674	$10,600
7/31/2016	$10,459	$10,742	$10,795
8/31/2016	$10,496	$10,730	$10,791
9/30/2016	$10,525	$10,723	$10,802
10/31/2016	$10,414	$10,641	$10,677
11/30/2016	$10,340	$10,390	$10,590
12/31/2016	$10,432	$10,404	$10,689
1/31/2017	$10,557	$10,425	$10,784
2/28/2017	$10,710	$10,495	$10,954
3/31/2017	$10,754	$10,489	$10,985
4/30/2017	$10,859	$10,570	$11,097
5/31/2017	$10,955	$10,651	$11,233
6/30/2017	$10,977	$10,641	$11,242
7/31/2017	$11,102	$10,687	$11,364
8/31/2017	$11,160	$10,782	$11,438
9/30/2017	$11,226	$10,731	$11,491
10/31/2017	$11,283	$10,737	$11,580
11/30/2017	$11,332	$10,723	$11,671
12/31/2017	$11,430	$10,773	$11,757
1/31/2018	$11,613	$10,649	$11,897
2/28/2018	$11,379	$10,548	$11,660
3/31/2018	$11,351	$10,615	$11,615
4/30/2018	$11,331	$10,536	$11,598
5/31/2018	$11,341	$10,611	$11,697
6/30/2018	$11,307	$10,598	$11,692
7/31/2018	$11,409	$10,601	$11,831
8/31/2018	$11,450	$10,669	$11,954
9/30/2018	$11,415	$10,600	$11,932
10/31/2018	$11,046	$10,517	$11,572
11/30/2018	$11,067	$10,579	$11,674
12/31/2018	$10,880	$10,774	$11,494
1/31/2019	$11,252	$10,888	$11,879
2/28/2019	$11,339	$10,882	$12,001
3/31/2019	$11,485	$11,091	$12,218
4/30/2019	$11,605	$11,094	$12,379
5/31/2019	$11,452	$11,291	$12,267
6/30/2019	$11,764	$11,432	$12,657
7/31/2019	$11,775	$11,458	$12,704
8/31/2019	$11,818	$11,755	$12,835
9/30/2019	$11,850	$11,692	$12,888
10/31/2019	$11,960	$11,727	$13,030
11/30/2019	$12,037	$11,721	$13,159
12/31/2019	$12,182	$11,713	$13,295
1/31/2020	$12,239	$11,938	$13,432
2/29/2020	$12,035	$12,153	$13,192
3/31/2020	$11,088	$12,082	$12,559
4/30/2020	$11,712	$12,297	$13,189
5/31/2020	$12,087	$12,354	$13,444
6/30/2020	$12,359	$12,432	$13,612
7/31/2020	$12,722	$12,617	$13,968
8/31/2020	$12,938	$12,515	$14,222
9/30/2020	$12,813	$12,509	$14,045
10/31/2020	$12,666	$12,453	$13,853
11/30/2020	$13,471	$12,575	$14,562
12/31/2020	$13,747	$12,592	$14,791
1/31/2021	$13,712	$12,502	$14,670
2/28/2021	$13,735	$12,321	$14,664
3/31/2021	$13,765	$12,168	$14,716
4/30/2021	$14,059	$12,264	$15,031
5/31/2021	$14,153	$12,304	$15,139
6/30/2021	$14,322	$12,390	$15,287
7/31/2021	$14,416	$12,529	$15,494
8/31/2021	$14,522	$12,505	$15,610
9/30/2021	$14,219	$12,397	$15,295
10/31/2021	$14,502	$12,393	$15,595
11/30/2021	$14,313	$12,430	$15,506
12/31/2021	$14,454	$12,398	$15,712
1/31/2022	$13,948	$12,131	$15,201
2/28/2022	$13,682	$11,996	$14,956
3/31/2022	$13,541	$11,662	$14,830
4/30/2022	$12,844	$11,220	$14,033
5/31/2022	$12,907	$11,292	$14,095
6/30/2022	$12,309	$11,115	$13,524
7/31/2022	$12,766	$11,387	$14,115
8/31/2022	$12,398	$11,065	$13,649
9/30/2022	$11,693	$10,587	$12,822
10/31/2022	$11,897	$10,450	$13,036
11/30/2022	$12,419	$10,834	$13,665
12/31/2022	$12,223	$10,785	$13,422
1/31/2023	$12,736	$11,117	$14,022
2/28/2023	$12,428	$10,829	$13,669
3/31/2023	$12,679	$11,104	$14,042
4/30/2023	$12,782	$11,172	$14,184
5/31/2023	$12,627	$11,050	$14,034
6/30/2023	$12,857	$11,011	$14,298
7/31/2023	$12,999	$11,003	$14,460
8/31/2023	$12,831	$10,933	$14,279
9/30/2023	$12,426	$10,655	$13,828
10/31/2023	$12,179	$10,487	$13,545
11/30/2023	$12,881	$10,962	$14,389
12/31/2023	$13,446	$11,381	$14,994
1/31/2024	$13,472	$11,350	$15,030
2/29/2024	$13,617	$11,190	$15,115
3/31/2024	$13,913	$11,293	$15,376
4/30/2024	$13,465	$11,008	$14,923
5/31/2024	$13,781	$11,194	$15,321
6/30/2024	$13,948	$11,300	$15,525
7/31/2024	$14,213	$11,564	$15,856
8/31/2024	$14,504	$11,731	$16,151
9/30/2024	$14,689	$11,888	$16,395
10/31/2024	$14,369	$11,593	$16,017

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	17.98%	3.74%	3.69%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 443,643,601
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 469,920
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236143
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class R3
Trading Symbol	TAAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
2/28/2022	$10,000	$10,000	$10,000
3/31/2022	$9,927	$9,722	$9,915
4/30/2022	$9,420	$9,353	$9,383
5/31/2022	$9,467	$9,414	$9,424
6/30/2022	$9,028	$9,266	$9,043
7/31/2022	$9,368	$9,492	$9,437
8/31/2022	$9,104	$9,224	$9,126
9/30/2022	$8,582	$8,826	$8,573
10/31/2022	$8,743	$8,711	$8,716
11/30/2022	$9,131	$9,032	$9,137
12/31/2022	$8,978	$8,991	$8,974
1/31/2023	$9,359	$9,267	$9,376
2/28/2023	$9,140	$9,028	$9,139
3/31/2023	$9,327	$9,257	$9,389
4/30/2023	$9,404	$9,313	$9,484
5/31/2023	$9,299	$9,212	$9,383
6/30/2023	$9,471	$9,179	$9,560
7/31/2023	$9,577	$9,173	$9,668
8/31/2023	$9,451	$9,114	$9,547
9/30/2023	$9,160	$8,882	$9,245
10/31/2023	$8,976	$8,742	$9,057
11/30/2023	$9,499	$9,138	$9,620
12/31/2023	$9,921	$9,488	$10,025
1/31/2024	$9,940	$9,462	$10,049
2/29/2024	$10,048	$9,328	$10,106
3/31/2024	$10,262	$9,414	$10,281
4/30/2024	$9,927	$9,177	$9,978
5/31/2024	$10,173	$9,332	$10,244
6/30/2024	$10,298	$9,420	$10,380
7/31/2024	$10,497	$9,640	$10,602
8/31/2024	$10,705	$9,779	$10,799
9/30/2024	$10,854	$9,910	$10,962
10/31/2024	$10,614	$9,664	$10,709

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/22
Class R3	18.25%	2.25%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(1.27%)
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	2.60%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 443,643,601
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 469,920
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021271
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class A
Trading Symbol	IAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.48%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI World Index
10/31/2014	$9,451	$10,000
11/30/2014	$9,653	$10,200
12/31/2014	$9,565	$10,036
1/31/2015	$9,415	$9,854
2/28/2015	$9,951	$10,431
3/31/2015	$9,895	$10,268
4/30/2015	$9,970	$10,509
5/31/2015	$10,026	$10,545
6/30/2015	$9,876	$10,300
7/31/2015	$10,007	$10,485
8/31/2015	$9,434	$9,791
9/30/2015	$9,147	$9,430
10/31/2015	$9,702	$10,177
11/30/2015	$9,727	$10,126
12/31/2015	$9,543	$9,948
1/31/2016	$9,019	$9,353
2/29/2016	$8,999	$9,284
3/31/2016	$9,557	$9,914
4/30/2016	$9,639	$10,071
5/31/2016	$9,748	$10,127
6/30/2016	$9,700	$10,014
7/31/2016	$10,082	$10,437
8/31/2016	$10,157	$10,445
9/30/2016	$10,218	$10,501
10/31/2016	$10,020	$10,298
11/30/2016	$10,163	$10,446
12/31/2016	$10,334	$10,696
1/31/2017	$10,570	$10,954
2/28/2017	$10,850	$11,258
3/31/2017	$10,975	$11,378
4/30/2017	$11,145	$11,546
5/31/2017	$11,299	$11,790
6/30/2017	$11,380	$11,836
7/31/2017	$11,668	$12,119
8/31/2017	$11,653	$12,136
9/30/2017	$11,881	$12,408
10/31/2017	$12,043	$12,643
11/30/2017	$12,220	$12,917
12/31/2017	$12,417	$13,092
1/31/2018	$13,064	$13,783
2/28/2018	$12,516	$13,212
3/31/2018	$12,360	$12,924
4/30/2018	$12,442	$13,072
5/31/2018	$12,499	$13,154
6/30/2018	$12,426	$13,148
7/31/2018	$12,695	$13,559
8/31/2018	$12,810	$13,726
9/30/2018	$12,777	$13,803
10/31/2018	$11,763	$12,789
11/30/2018	$11,837	$12,935
12/31/2018	$10,994	$11,951
1/31/2019	$11,901	$12,881
2/28/2019	$12,155	$13,268
3/31/2019	$12,272	$13,443
4/30/2019	$12,643	$13,919
5/31/2019	$11,823	$13,116
6/30/2019	$12,536	$13,980
7/31/2019	$12,526	$14,050
8/31/2019	$12,175	$13,762
9/30/2019	$12,428	$14,055
10/31/2019	$12,692	$14,413
11/30/2019	$12,984	$14,814
12/31/2019	$13,391	$15,258
1/31/2020	$13,168	$15,165
2/29/2020	$12,242	$13,883
3/31/2020	$10,168	$12,046
4/30/2020	$11,402	$13,362
5/31/2020	$12,168	$14,007
6/30/2020	$12,657	$14,378
7/31/2020	$13,306	$15,066
8/31/2020	$13,933	$16,072
9/30/2020	$13,625	$15,518
10/31/2020	$13,327	$15,042
11/30/2020	$15,263	$16,965
12/31/2020	$15,916	$17,684
1/31/2021	$15,949	$17,509
2/28/2021	$16,392	$17,957
3/31/2021	$16,747	$18,555
4/30/2021	$17,445	$19,418
5/31/2021	$17,644	$19,698
6/30/2021	$17,987	$19,992
7/31/2021	$18,076	$20,350
8/31/2021	$18,430	$20,856
9/30/2021	$17,688	$19,990
10/31/2021	$18,674	$21,122
11/30/2021	$18,032	$20,660
12/31/2021	$18,485	$21,543
1/31/2022	$17,430	$20,403
2/28/2022	$16,926	$19,887
3/31/2022	$17,142	$20,432
4/30/2022	$15,764	$18,735
5/31/2022	$15,872	$18,749
6/30/2022	$14,433	$17,125
7/31/2022	$15,452	$18,485
8/31/2022	$14,853	$17,712
9/30/2022	$13,510	$16,066
10/31/2022	$14,493	$17,219
11/30/2022	$15,560	$18,416
12/31/2022	$14,907	$17,634
1/31/2023	$15,937	$18,882
2/28/2023	$15,507	$18,428
3/31/2023	$15,819	$18,998
4/30/2023	$16,015	$19,331
5/31/2023	$15,832	$19,138
6/30/2023	$16,771	$20,295
7/31/2023	$17,253	$20,977
8/31/2023	$16,823	$20,476
9/30/2023	$16,106	$19,593
10/31/2023	$15,650	$19,024
11/30/2023	$16,979	$20,808
12/31/2023	$17,894	$21,829
1/31/2024	$18,055	$22,091
2/29/2024	$19,033	$23,028
3/31/2024	$19,729	$23,768
4/30/2024	$18,952	$22,885
5/31/2024	$19,636	$23,907
6/30/2024	$19,890	$24,393
7/31/2024	$20,238	$24,823
8/31/2024	$20,747	$25,479
9/30/2024	$21,042	$25,946
10/31/2024	$20,653	$25,431

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	24.70%	8.98%	7.52%
Class A	31.97%	10.23%	8.13%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 978,003,684
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 991,024
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021273
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class C
Trading Symbol	IAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.31%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI World Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,207	$10,200
12/31/2014	$10,110	$10,036
1/31/2015	$9,942	$9,854
2/28/2015	$10,508	$10,431
3/31/2015	$10,440	$10,268
4/30/2015	$10,514	$10,509
5/31/2015	$10,561	$10,545
6/30/2015	$10,400	$10,300
7/31/2015	$10,528	$10,485
8/31/2015	$9,922	$9,791
9/30/2015	$9,612	$9,430
10/31/2015	$10,191	$10,177
11/30/2015	$10,211	$10,126
12/31/2015	$10,012	$9,948
1/31/2016	$9,456	$9,353
2/29/2016	$9,426	$9,284
3/31/2016	$10,005	$9,914
4/30/2016	$10,093	$10,071
5/31/2016	$10,196	$10,127
6/30/2016	$10,137	$10,014
7/31/2016	$10,532	$10,437
8/31/2016	$10,606	$10,445
9/30/2016	$10,664	$10,501
10/31/2016	$10,445	$10,298
11/30/2016	$10,591	$10,446
12/31/2016	$10,760	$10,696
1/31/2017	$11,004	$10,954
2/28/2017	$11,288	$11,258
3/31/2017	$11,406	$11,378
4/30/2017	$11,579	$11,546
5/31/2017	$11,729	$11,790
6/30/2017	$11,808	$11,836
7/31/2017	$12,099	$12,119
8/31/2017	$12,076	$12,136
9/30/2017	$12,304	$12,408
10/31/2017	$12,462	$12,643
11/30/2017	$12,643	$12,917
12/31/2017	$12,842	$13,092
1/31/2018	$13,495	$13,783
2/28/2018	$12,920	$13,212
3/31/2018	$12,755	$12,924
4/30/2018	$12,833	$13,072
5/31/2018	$12,885	$13,154
6/30/2018	$12,798	$13,148
7/31/2018	$13,068	$13,559
8/31/2018	$13,173	$13,726
9/30/2018	$13,129	$13,803
10/31/2018	$12,084	$12,789
11/30/2018	$12,154	$12,935
12/31/2018	$11,277	$11,951
1/31/2019	$12,203	$12,881
2/28/2019	$12,449	$13,268
3/31/2019	$12,562	$13,443
4/30/2019	$12,932	$13,919
5/31/2019	$12,089	$13,116
6/30/2019	$12,809	$13,980
7/31/2019	$12,789	$14,050
8/31/2019	$12,429	$13,762
9/30/2019	$12,675	$14,055
10/31/2019	$12,943	$14,413
11/30/2019	$13,231	$14,814
12/31/2019	$13,634	$15,258
1/31/2020	$13,400	$15,165
2/29/2020	$12,454	$13,883
3/31/2020	$10,328	$12,046
4/30/2020	$11,575	$13,362
5/31/2020	$12,354	$14,007
6/30/2020	$12,832	$14,378
7/31/2020	$13,489	$15,066
8/31/2020	$14,112	$16,072
9/30/2020	$13,790	$15,518
10/31/2020	$13,478	$15,042
11/30/2020	$15,426	$16,965
12/31/2020	$16,073	$17,684
1/31/2021	$16,096	$17,509
2/28/2021	$16,546	$17,957
3/31/2021	$16,891	$18,555
4/30/2021	$17,571	$19,418
5/31/2021	$17,767	$19,698
6/30/2021	$18,090	$19,992
7/31/2021	$18,170	$20,350
8/31/2021	$18,516	$20,856
9/30/2021	$17,767	$19,990
10/31/2021	$18,746	$21,122
11/30/2021	$18,090	$20,660
12/31/2021	$18,533	$21,543
1/31/2022	$17,455	$20,403
2/28/2022	$16,936	$19,887
3/31/2022	$17,146	$20,432
4/30/2022	$15,759	$18,735
5/31/2022	$15,858	$18,749
6/30/2022	$14,410	$17,125
7/31/2022	$15,425	$18,485
8/31/2022	$14,806	$17,712
9/30/2022	$13,469	$16,066
10/31/2022	$14,435	$17,219
11/30/2022	$15,487	$18,416
12/31/2022	$14,838	$17,634
1/31/2023	$15,845	$18,882
2/28/2023	$15,402	$18,428
3/31/2023	$15,697	$18,998
4/30/2023	$15,885	$19,331
5/31/2023	$15,697	$19,138
6/30/2023	$16,610	$20,295
7/31/2023	$17,080	$20,977
8/31/2023	$16,637	$20,476
9/30/2023	$15,925	$19,593
10/31/2023	$15,455	$19,024
11/30/2023	$16,758	$20,808
12/31/2023	$17,646	$21,829
1/31/2024	$17,797	$22,091
2/29/2024	$18,742	$23,028
3/31/2024	$19,426	$23,768
4/30/2024	$18,646	$22,885
5/31/2024	$19,303	$23,907
6/30/2024	$19,536	$24,393
7/31/2024	$19,864	$24,823
8/31/2024	$20,357	$25,479
9/30/2024	$20,631	$25,946
10/31/2024	$20,234	$25,431

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	29.92%	9.35%	7.30%
Class C	30.92%	9.35%	7.30%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 978,003,684
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 991,024
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081835
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class I
Trading Symbol	TAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI World Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,214	$10,200
12/31/2014	$10,125	$10,036
1/31/2015	$9,966	$9,854
2/28/2015	$10,541	$10,431
3/31/2015	$10,481	$10,268
4/30/2015	$10,567	$10,509
5/31/2015	$10,620	$10,545
6/30/2015	$10,468	$10,300
7/31/2015	$10,613	$10,485
8/31/2015	$9,999	$9,791
9/30/2015	$9,702	$9,430
10/31/2015	$10,296	$10,177
11/30/2015	$10,323	$10,126
12/31/2015	$10,131	$9,948
1/31/2016	$9,573	$9,353
2/29/2016	$9,551	$9,284
3/31/2016	$10,152	$9,914
4/30/2016	$10,239	$10,071
5/31/2016	$10,355	$10,127
6/30/2016	$10,312	$10,014
7/31/2016	$10,717	$10,437
8/31/2016	$10,804	$10,445
9/30/2016	$10,869	$10,501
10/31/2016	$10,659	$10,298
11/30/2016	$10,819	$10,446
12/31/2016	$10,993	$10,696
1/31/2017	$11,252	$10,954
2/28/2017	$11,551	$11,258
3/31/2017	$11,684	$11,378
4/30/2017	$11,873	$11,546
5/31/2017	$12,037	$11,790
6/30/2017	$12,132	$11,836
7/31/2017	$12,438	$12,119
8/31/2017	$12,422	$12,136
9/30/2017	$12,666	$12,408
10/31/2017	$12,846	$12,643
11/30/2017	$13,035	$12,917
12/31/2017	$13,248	$13,092
1/31/2018	$13,939	$13,783
2/28/2018	$13,353	$13,212
3/31/2018	$13,196	$12,924
4/30/2018	$13,283	$13,072
5/31/2018	$13,353	$13,154
6/30/2018	$13,274	$13,148
7/31/2018	$13,572	$13,559
8/31/2018	$13,685	$13,726
9/30/2018	$13,659	$13,803
10/31/2018	$12,575	$12,789
11/30/2018	$12,662	$12,935
12/31/2018	$11,754	$11,951
1/31/2019	$12,737	$12,881
2/28/2019	$13,009	$13,268
3/31/2019	$13,134	$13,443
4/30/2019	$13,532	$13,919
5/31/2019	$12,664	$13,116
6/30/2019	$13,427	$13,980
7/31/2019	$13,417	$14,050
8/31/2019	$13,051	$13,762
9/30/2019	$13,322	$14,055
10/31/2019	$13,605	$14,413
11/30/2019	$13,919	$14,814
12/31/2019	$14,373	$15,258
1/31/2020	$14,133	$15,165
2/29/2020	$13,138	$13,883
3/31/2020	$10,909	$12,046
4/30/2020	$12,235	$13,362
5/31/2020	$13,070	$14,007
6/30/2020	$13,596	$14,378
7/31/2020	$14,293	$15,066
8/31/2020	$14,968	$16,072
9/30/2020	$14,648	$15,518
10/31/2020	$14,328	$15,042
11/30/2020	$16,409	$16,965
12/31/2020	$17,115	$17,684
1/31/2021	$17,163	$17,509
2/28/2021	$17,652	$17,957
3/31/2021	$18,034	$18,555
4/30/2021	$18,786	$19,418
5/31/2021	$19,013	$19,698
6/30/2021	$19,371	$19,992
7/31/2021	$19,479	$20,350
8/31/2021	$19,872	$20,856
9/30/2021	$19,073	$19,990
10/31/2021	$20,147	$21,122
11/30/2021	$19,455	$20,660
12/31/2021	$19,956	$21,543
1/31/2022	$18,816	$20,403
2/28/2022	$18,273	$19,887
3/31/2022	$18,519	$20,432
4/30/2022	$17,068	$18,735
5/31/2022	$17,185	$18,749
6/30/2022	$15,631	$17,125
7/31/2022	$16,744	$18,485
8/31/2022	$16,097	$17,712
9/30/2022	$14,647	$16,066
10/31/2022	$15,713	$17,219
11/30/2022	$16,881	$18,416
12/31/2022	$16,180	$17,634
1/31/2023	$17,297	$18,882
2/28/2023	$16,830	$18,428
3/31/2023	$17,170	$18,998
4/30/2023	$17,382	$19,331
5/31/2023	$17,198	$19,138
6/30/2023	$18,216	$20,295
7/31/2023	$18,754	$20,977
8/31/2023	$18,287	$20,476
9/30/2023	$17,523	$19,593
10/31/2023	$17,028	$19,024
11/30/2023	$18,471	$20,808
12/31/2023	$19,482	$21,829
1/31/2024	$19,657	$22,091
2/29/2024	$20,721	$23,028
3/31/2024	$21,493	$23,768
4/30/2024	$20,648	$22,885
5/31/2024	$21,405	$23,907
6/30/2024	$21,682	$24,393
7/31/2024	$22,076	$24,823
8/31/2024	$22,644	$25,479
9/30/2024	$22,965	$25,946
10/31/2024	$22,557	$25,431

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	32.47%	10.64%	8.47%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 978,003,684
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 991,024
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035461
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class R
Trading Symbol	IGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$85	0.73%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI World Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,209	$10,200
12/31/2014	$10,116	$10,036
1/31/2015	$9,951	$9,854
2/28/2015	$10,514	$10,431
3/31/2015	$10,454	$10,268
4/30/2015	$10,533	$10,509
5/31/2015	$10,580	$10,545
6/30/2015	$10,427	$10,300
7/31/2015	$10,560	$10,485
8/31/2015	$9,951	$9,791
9/30/2015	$9,646	$9,430
10/31/2015	$10,229	$10,177
11/30/2015	$10,255	$10,126
12/31/2015	$10,056	$9,948
1/31/2016	$9,507	$9,353
2/29/2016	$9,478	$9,284
3/31/2016	$10,063	$9,914
4/30/2016	$10,150	$10,071
5/31/2016	$10,258	$10,127
6/30/2016	$10,208	$10,014
7/31/2016	$10,605	$10,437
8/31/2016	$10,684	$10,445
9/30/2016	$10,742	$10,501
10/31/2016	$10,525	$10,298
11/30/2016	$10,677	$10,446
12/31/2016	$10,855	$10,696
1/31/2017	$11,105	$10,954
2/28/2017	$11,393	$11,258
3/31/2017	$11,518	$11,378
4/30/2017	$11,697	$11,546
5/31/2017	$11,853	$11,790
6/30/2017	$11,938	$11,836
7/31/2017	$12,235	$12,119
8/31/2017	$12,219	$12,136
9/30/2017	$12,453	$12,408
10/31/2017	$12,624	$12,643
11/30/2017	$12,803	$12,917
12/31/2017	$13,012	$13,092
1/31/2018	$13,678	$13,783
2/28/2018	$13,107	$13,212
3/31/2018	$12,943	$12,924
4/30/2018	$13,021	$13,072
5/31/2018	$13,082	$13,154
6/30/2018	$13,004	$13,148
7/31/2018	$13,280	$13,559
8/31/2018	$13,393	$13,726
9/30/2018	$13,358	$13,803
10/31/2018	$12,287	$12,789
11/30/2018	$12,373	$12,935
12/31/2018	$11,478	$11,951
1/31/2019	$12,433	$12,881
2/28/2019	$12,689	$13,268
3/31/2019	$12,812	$13,443
4/30/2019	$13,192	$13,919
5/31/2019	$12,330	$13,116
6/30/2019	$13,079	$13,980
7/31/2019	$13,059	$14,050
8/31/2019	$12,700	$13,762
9/30/2019	$12,956	$14,055
10/31/2019	$13,233	$14,413
11/30/2019	$13,531	$14,814
12/31/2019	$13,958	$15,258
1/31/2020	$13,713	$15,165
2/29/2020	$12,752	$13,883
3/31/2020	$10,586	$12,046
4/30/2020	$11,870	$13,362
5/31/2020	$12,674	$14,007
6/30/2020	$13,177	$14,378
7/31/2020	$13,847	$15,066
8/31/2020	$14,494	$16,072
9/30/2020	$14,182	$15,518
10/31/2020	$13,858	$15,042
11/30/2020	$15,868	$16,965
12/31/2020	$16,547	$17,684
1/31/2021	$16,570	$17,509
2/28/2021	$17,034	$17,957
3/31/2021	$17,406	$18,555
4/30/2021	$18,113	$19,418
5/31/2021	$18,322	$19,698
6/30/2021	$18,670	$19,992
7/31/2021	$18,763	$20,350
8/31/2021	$19,123	$20,856
9/30/2021	$18,357	$19,990
10/31/2021	$19,378	$21,122
11/30/2021	$18,705	$20,660
12/31/2021	$19,165	$21,543
1/31/2022	$18,074	$20,403
2/28/2022	$17,548	$19,887
3/31/2022	$17,773	$20,432
4/30/2022	$16,332	$18,735
5/31/2022	$16,445	$18,749
6/30/2022	$14,953	$17,125
7/31/2022	$16,006	$18,485
8/31/2022	$15,379	$17,712
9/30/2022	$13,988	$16,066
10/31/2022	$14,991	$17,219
11/30/2022	$16,094	$18,416
12/31/2022	$15,421	$17,634
1/31/2023	$16,480	$18,882
2/28/2023	$16,032	$18,428
3/31/2023	$16,344	$18,998
4/30/2023	$16,548	$19,331
5/31/2023	$16,358	$19,138
6/30/2023	$17,322	$20,295
7/31/2023	$17,824	$20,977
8/31/2023	$17,363	$20,476
9/30/2023	$16,629	$19,593
10/31/2023	$16,154	$19,024
11/30/2023	$17,525	$20,808
12/31/2023	$18,460	$21,829
1/31/2024	$18,627	$22,091
2/29/2024	$19,629	$23,028
3/31/2024	$20,366	$23,768
4/30/2024	$19,559	$22,885
5/31/2024	$20,255	$23,907
6/30/2024	$20,519	$24,393
7/31/2024	$20,881	$24,823
8/31/2024	$21,395	$25,479
9/30/2024	$21,688	$25,946
10/31/2024	$21,298	$25,431

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	31.84%	9.99%	7.85%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 978,003,684
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 991,024
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236144
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class R3
Trading Symbol	TAAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI World Index
2/28/2022	$10,000	$10,000
3/31/2022	$10,317	$10,274
4/30/2022	$9,488	$9,421
5/31/2022	$9,553	$9,428
6/30/2022	$8,687	$8,611
7/31/2022	$9,307	$9,295
8/31/2022	$8,939	$8,906
9/30/2022	$8,139	$8,079
10/31/2022	$8,730	$8,659
11/30/2022	$9,372	$9,261
12/31/2022	$8,985	$8,867
1/31/2023	$9,606	$9,495
2/28/2023	$9,339	$9,267
3/31/2023	$9,528	$9,553
4/30/2023	$9,646	$9,720
5/31/2023	$9,543	$9,623
6/30/2023	$10,109	$10,205
7/31/2023	$10,400	$10,548
8/31/2023	$10,141	$10,296
9/30/2023	$9,716	$9,852
10/31/2023	$9,433	$9,566
11/30/2023	$10,243	$10,463
12/31/2023	$10,789	$10,977
1/31/2024	$10,895	$11,108
2/29/2024	$11,477	$11,579
3/31/2024	$11,906	$11,952
4/30/2024	$11,437	$11,508
5/31/2024	$11,850	$12,021
6/30/2024	$12,003	$12,266
7/31/2024	$12,222	$12,482
8/31/2024	$12,530	$12,812
9/30/2024	$12,708	$13,047
10/31/2024	$12,473	$12,788

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/22
Class R3	32.22%	8.62%
MSCI World IndexFootnote Reference(a)	33.68%	9.64%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 978,003,684
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 991,024
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021274
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class A
Trading Symbol	IMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$9,448	$10,000	$10,000
11/30/2014	$9,603	$10,200	$10,182
12/31/2014	$9,520	$10,036	$10,099
1/31/2015	$9,444	$9,854	$10,024
2/28/2015	$9,845	$10,431	$10,404
3/31/2015	$9,796	$10,268	$10,307
4/30/2015	$9,859	$10,509	$10,434
5/31/2015	$9,893	$10,545	$10,484
6/30/2015	$9,762	$10,300	$10,288
7/31/2015	$9,866	$10,485	$10,460
8/31/2015	$9,409	$9,791	$9,985
9/30/2015	$9,181	$9,430	$9,779
10/31/2015	$9,630	$10,177	$10,344
11/30/2015	$9,637	$10,126	$10,318
12/31/2015	$9,483	$9,948	$10,199
1/31/2016	$9,081	$9,353	$9,838
2/29/2016	$9,066	$9,284	$9,816
3/31/2016	$9,536	$9,914	$10,305
4/30/2016	$9,625	$10,071	$10,401
5/31/2016	$9,707	$10,127	$10,477
6/30/2016	$9,700	$10,014	$10,473
7/31/2016	$10,006	$10,437	$10,794
8/31/2016	$10,065	$10,445	$10,800
9/30/2016	$10,110	$10,501	$10,828
10/31/2016	$9,953	$10,298	$10,660
11/30/2016	$10,013	$10,446	$10,733
12/31/2016	$10,145	$10,696	$10,919
1/31/2017	$10,337	$10,954	$11,094
2/28/2017	$10,569	$11,258	$11,366
3/31/2017	$10,656	$11,378	$11,439
4/30/2017	$10,792	$11,546	$11,586
5/31/2017	$10,928	$11,790	$11,785
6/30/2017	$10,984	$11,836	$11,814
7/31/2017	$11,207	$12,119	$12,020
8/31/2017	$11,215	$12,136	$12,070
9/30/2017	$11,367	$12,408	$12,238
10/31/2017	$11,479	$12,643	$12,420
11/30/2017	$11,606	$12,917	$12,629
12/31/2017	$11,756	$13,092	$12,759
1/31/2018	$12,195	$13,783	$13,207
2/28/2018	$11,791	$13,212	$12,806
3/31/2018	$11,703	$12,924	$12,626
4/30/2018	$11,738	$13,072	$12,685
5/31/2018	$11,774	$13,154	$12,805
6/30/2018	$11,712	$13,148	$12,807
7/31/2018	$11,914	$13,559	$13,108
8/31/2018	$11,984	$13,726	$13,290
9/30/2018	$11,958	$13,803	$13,326
10/31/2018	$11,247	$12,789	$12,626
11/30/2018	$11,299	$12,935	$12,772
12/31/2018	$10,752	$11,951	$12,147
1/31/2019	$11,430	$12,881	$12,831
2/28/2019	$11,602	$13,268	$13,100
3/31/2019	$11,733	$13,443	$13,320
4/30/2019	$11,986	$13,919	$13,667
5/31/2019	$11,480	$13,116	$13,180
6/30/2019	$12,006	$13,980	$13,850
7/31/2019	$12,006	$14,050	$13,920
8/31/2019	$11,834	$13,762	$13,845
9/30/2019	$11,986	$14,055	$14,035
10/31/2019	$12,188	$14,413	$14,303
11/30/2019	$12,380	$14,814	$14,589
12/31/2019	$12,672	$15,258	$14,902
1/31/2020	$12,574	$15,165	$14,920
2/29/2020	$11,988	$13,883	$14,116
3/31/2020	$10,435	$12,046	$12,844
4/30/2020	$11,401	$13,362	$13,896
5/31/2020	$11,998	$14,007	$14,368
6/30/2020	$12,389	$14,378	$14,639
7/31/2020	$12,900	$15,066	$15,182
8/31/2020	$13,345	$16,072	$15,852
9/30/2020	$13,117	$15,518	$15,467
10/31/2020	$12,889	$15,042	$15,114
11/30/2020	$14,333	$16,965	$16,511
12/31/2020	$14,813	$17,684	$17,008
1/31/2021	$14,825	$17,509	$16,853
2/28/2021	$15,085	$17,957	$17,082
3/31/2021	$15,277	$18,555	$17,416
4/30/2021	$15,774	$19,418	$18,025
5/31/2021	$15,932	$19,698	$18,224
6/30/2021	$16,192	$19,992	$18,453
7/31/2021	$16,282	$20,350	$18,746
8/31/2021	$16,520	$20,856	$19,062
9/30/2021	$16,000	$19,990	$18,458
10/31/2021	$16,633	$21,122	$19,189
11/30/2021	$16,192	$20,660	$18,911
12/31/2021	$16,497	$21,543	$19,463
1/31/2022	$15,713	$20,403	$18,616
2/28/2022	$15,334	$19,887	$18,224
3/31/2022	$15,383	$20,432	$18,422
4/30/2022	$14,354	$18,735	$17,141
5/31/2022	$14,415	$18,749	$17,184
6/30/2022	$13,399	$17,125	$16,061
7/31/2022	$14,121	$18,485	$17,071
8/31/2022	$13,656	$17,712	$16,427
9/30/2022	$12,664	$16,066	$15,145
10/31/2022	$13,276	$17,219	$15,848
11/30/2022	$14,060	$18,416	$16,794
12/31/2022	$13,628	$17,634	$16,272
1/31/2023	$14,402	$18,882	$17,228
2/28/2023	$14,034	$18,428	$16,804
3/31/2023	$14,313	$18,998	$17,296
4/30/2023	$14,453	$19,331	$17,540
5/31/2023	$14,301	$19,138	$17,360
6/30/2023	$14,884	$20,295	$18,076
7/31/2023	$15,201	$20,977	$18,497
8/31/2023	$14,897	$20,476	$18,153
9/30/2023	$14,339	$19,593	$17,466
10/31/2023	$13,983	$19,024	$17,029
11/30/2023	$15,024	$20,808	$18,377
12/31/2023	$15,768	$21,829	$19,220
1/31/2024	$15,873	$22,091	$19,366
2/29/2024	$16,437	$23,028	$19,858
3/31/2024	$16,922	$23,768	$20,360
4/30/2024	$16,293	$22,885	$19,676
5/31/2024	$16,804	$23,907	$20,391
6/30/2024	$17,014	$24,393	$20,740
7/31/2024	$17,329	$24,823	$21,141
8/31/2024	$17,736	$25,479	$21,623
9/30/2024	$17,998	$25,946	$21,987
10/31/2024	$17,644	$25,431	$21,518

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	19.25%	6.47%	5.84%
Class A	26.18%	7.68%	6.45%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 1,447,172,777
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,473,955
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021276
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class C
Trading Symbol	IMLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.28%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,159	$10,200	$10,182
12/31/2014	$10,057	$10,036	$10,099
1/31/2015	$9,976	$9,854	$10,024
2/28/2015	$10,394	$10,431	$10,404
3/31/2015	$10,335	$10,268	$10,307
4/30/2015	$10,394	$10,509	$10,434
5/31/2015	$10,423	$10,545	$10,484
6/30/2015	$10,284	$10,300	$10,288
7/31/2015	$10,379	$10,485	$10,460
8/31/2015	$9,896	$9,791	$9,985
9/30/2015	$9,654	$9,430	$9,779
10/31/2015	$10,116	$10,177	$10,344
11/30/2015	$10,116	$10,126	$10,318
12/31/2015	$9,947	$9,948	$10,199
1/31/2016	$9,524	$9,353	$9,838
2/29/2016	$9,500	$9,284	$9,816
3/31/2016	$9,986	$9,914	$10,305
4/30/2016	$10,073	$10,071	$10,401
5/31/2016	$10,151	$10,127	$10,477
6/30/2016	$10,135	$10,014	$10,473
7/31/2016	$10,457	$10,437	$10,794
8/31/2016	$10,512	$10,445	$10,800
9/30/2016	$10,551	$10,501	$10,828
10/31/2016	$10,378	$10,298	$10,660
11/30/2016	$10,433	$10,446	$10,733
12/31/2016	$10,567	$10,696	$10,919
1/31/2017	$10,766	$10,954	$11,094
2/28/2017	$10,991	$11,258	$11,366
3/31/2017	$11,082	$11,378	$11,439
4/30/2017	$11,216	$11,546	$11,586
5/31/2017	$11,340	$11,790	$11,785
6/30/2017	$11,399	$11,836	$11,814
7/31/2017	$11,615	$12,119	$12,020
8/31/2017	$11,623	$12,136	$12,070
9/30/2017	$11,773	$12,408	$12,238
10/31/2017	$11,881	$12,643	$12,420
11/30/2017	$12,006	$12,917	$12,629
12/31/2017	$12,154	$13,092	$12,759
1/31/2018	$12,599	$13,783	$13,207
2/28/2018	$12,182	$13,212	$12,806
3/31/2018	$12,073	$12,924	$12,626
4/30/2018	$12,100	$13,072	$12,685
5/31/2018	$12,127	$13,154	$12,805
6/30/2018	$12,064	$13,148	$12,807
7/31/2018	$12,263	$13,559	$13,108
8/31/2018	$12,327	$13,726	$13,290
9/30/2018	$12,290	$13,803	$13,326
10/31/2018	$11,546	$12,789	$12,626
11/30/2018	$11,601	$12,935	$12,772
12/31/2018	$11,038	$11,951	$12,147
1/31/2019	$11,715	$12,881	$12,831
2/28/2019	$11,890	$13,268	$13,100
3/31/2019	$12,013	$13,443	$13,320
4/30/2019	$12,259	$13,919	$13,667
5/31/2019	$11,736	$13,116	$13,180
6/30/2019	$12,270	$13,980	$13,850
7/31/2019	$12,259	$14,050	$13,920
8/31/2019	$12,085	$13,762	$13,845
9/30/2019	$12,229	$14,055	$14,035
10/31/2019	$12,424	$14,413	$14,303
11/30/2019	$12,608	$14,814	$14,589
12/31/2019	$12,910	$15,258	$14,902
1/31/2020	$12,801	$15,165	$14,920
2/29/2020	$12,190	$13,883	$14,116
3/31/2020	$10,609	$12,046	$12,844
4/30/2020	$11,569	$13,362	$13,896
5/31/2020	$12,168	$14,007	$14,368
6/30/2020	$12,561	$14,378	$14,639
7/31/2020	$13,073	$15,066	$15,182
8/31/2020	$13,509	$16,072	$15,852
9/30/2020	$13,270	$15,518	$15,467
10/31/2020	$13,041	$15,042	$15,114
11/30/2020	$14,491	$16,965	$16,511
12/31/2020	$14,976	$17,684	$17,008
1/31/2021	$14,965	$17,509	$16,853
2/28/2021	$15,223	$17,957	$17,082
3/31/2021	$15,403	$18,555	$17,416
4/30/2021	$15,898	$19,418	$18,025
5/31/2021	$16,044	$19,698	$18,224
6/30/2021	$16,291	$19,992	$18,453
7/31/2021	$16,370	$20,350	$18,746
8/31/2021	$16,595	$20,856	$19,062
9/30/2021	$16,066	$19,990	$18,458
10/31/2021	$16,696	$21,122	$19,189
11/30/2021	$16,246	$20,660	$18,911
12/31/2021	$16,534	$21,543	$19,463
1/31/2022	$15,739	$20,403	$18,616
2/28/2022	$15,354	$19,887	$18,224
3/31/2022	$15,378	$20,432	$18,422
4/30/2022	$14,354	$18,735	$17,141
5/31/2022	$14,402	$18,749	$17,184
6/30/2022	$13,379	$17,125	$16,061
7/31/2022	$14,101	$18,485	$17,071
8/31/2022	$13,632	$17,712	$16,427
9/30/2022	$12,632	$16,066	$15,145
10/31/2022	$13,222	$17,219	$15,848
11/30/2022	$13,993	$18,416	$16,794
12/31/2022	$13,559	$17,634	$16,272
1/31/2023	$14,325	$18,882	$17,228
2/28/2023	$13,942	$18,428	$16,804
3/31/2023	$14,214	$18,998	$17,296
4/30/2023	$14,337	$19,331	$17,540
5/31/2023	$14,189	$19,138	$17,360
6/30/2023	$14,757	$20,295	$18,076
7/31/2023	$15,054	$20,977	$18,497
8/31/2023	$14,745	$20,476	$18,153
9/30/2023	$14,177	$19,593	$17,466
10/31/2023	$13,819	$19,024	$17,029
11/30/2023	$14,831	$20,808	$18,377
12/31/2023	$15,564	$21,829	$19,220
1/31/2024	$15,653	$22,091	$19,366
2/29/2024	$16,196	$23,028	$19,858
3/31/2024	$16,663	$23,768	$20,360
4/30/2024	$16,044	$22,885	$19,676
5/31/2024	$16,524	$23,907	$20,391
6/30/2024	$16,726	$24,393	$20,740
7/31/2024	$17,017	$24,823	$21,141
8/31/2024	$17,409	$25,479	$21,623
9/30/2024	$17,649	$25,946	$21,987
10/31/2024	$17,295	$25,431	$21,518

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	24.16%	6.84%	5.63%
Class C	25.16%	6.84%	5.63%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 1,447,172,777
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,473,955
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081836
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class I
Trading Symbol	TMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,171	$10,200	$10,182
12/31/2014	$10,083	$10,036	$10,099
1/31/2015	$10,002	$9,854	$10,024
2/28/2015	$10,428	$10,431	$10,404
3/31/2015	$10,377	$10,268	$10,307
4/30/2015	$10,450	$10,509	$10,434
5/31/2015	$10,487	$10,545	$10,484
6/30/2015	$10,355	$10,300	$10,288
7/31/2015	$10,465	$10,485	$10,460
8/31/2015	$9,988	$9,791	$9,985
9/30/2015	$9,745	$9,430	$9,779
10/31/2015	$10,222	$10,177	$10,344
11/30/2015	$10,230	$10,126	$10,318
12/31/2015	$10,069	$9,948	$10,199
1/31/2016	$9,648	$9,353	$9,838
2/29/2016	$9,633	$9,284	$9,816
3/31/2016	$10,133	$9,914	$10,305
4/30/2016	$10,228	$10,071	$10,401
5/31/2016	$10,315	$10,127	$10,477
6/30/2016	$10,308	$10,014	$10,473
7/31/2016	$10,641	$10,437	$10,794
8/31/2016	$10,705	$10,445	$10,800
9/30/2016	$10,760	$10,501	$10,828
10/31/2016	$10,593	$10,298	$10,660
11/30/2016	$10,657	$10,446	$10,733
12/31/2016	$10,800	$10,696	$10,919
1/31/2017	$11,013	$10,954	$11,094
2/28/2017	$11,251	$11,258	$11,366
3/31/2017	$11,353	$11,378	$11,439
4/30/2017	$11,498	$11,546	$11,586
5/31/2017	$11,643	$11,790	$11,785
6/30/2017	$11,703	$11,836	$11,814
7/31/2017	$11,941	$12,119	$12,020
8/31/2017	$11,967	$12,136	$12,070
9/30/2017	$12,129	$12,408	$12,238
10/31/2017	$12,248	$12,643	$12,420
11/30/2017	$12,384	$12,917	$12,629
12/31/2017	$12,549	$13,092	$12,759
1/31/2018	$13,019	$13,783	$13,207
2/28/2018	$12,596	$13,212	$12,806
3/31/2018	$12,493	$12,924	$12,626
4/30/2018	$12,540	$13,072	$12,685
5/31/2018	$12,577	$13,154	$12,805
6/30/2018	$12,511	$13,148	$12,807
7/31/2018	$12,727	$13,559	$13,108
8/31/2018	$12,812	$13,726	$13,290
9/30/2018	$12,784	$13,803	$13,326
10/31/2018	$12,023	$12,789	$12,626
11/30/2018	$12,089	$12,935	$12,772
12/31/2018	$11,510	$11,951	$12,147
1/31/2019	$12,226	$12,881	$12,831
2/28/2019	$12,421	$13,268	$13,100
3/31/2019	$12,562	$13,443	$13,320
4/30/2019	$12,834	$13,919	$13,667
5/31/2019	$12,291	$13,116	$13,180
6/30/2019	$12,866	$13,980	$13,850
7/31/2019	$12,866	$14,050	$13,920
8/31/2019	$12,682	$13,762	$13,845
9/30/2019	$12,844	$14,055	$14,035
10/31/2019	$13,061	$14,413	$14,303
11/30/2019	$13,267	$14,814	$14,589
12/31/2019	$13,592	$15,258	$14,902
1/31/2020	$13,486	$15,165	$14,920
2/29/2020	$12,868	$13,883	$14,116
3/31/2020	$11,198	$12,046	$12,844
4/30/2020	$12,237	$13,362	$13,896
5/31/2020	$12,879	$14,007	$14,368
6/30/2020	$13,300	$14,378	$14,639
7/31/2020	$13,860	$15,066	$15,182
8/31/2020	$14,339	$16,072	$15,852
9/30/2020	$14,094	$15,518	$15,467
10/31/2020	$13,860	$15,042	$15,114
11/30/2020	$15,413	$16,965	$16,511
12/31/2020	$15,941	$17,684	$17,008
1/31/2021	$15,953	$17,509	$16,853
2/28/2021	$16,233	$17,957	$17,082
3/31/2021	$16,440	$18,555	$17,416
4/30/2021	$16,976	$19,418	$18,025
5/31/2021	$17,159	$19,698	$18,224
6/30/2021	$17,439	$19,992	$18,453
7/31/2021	$17,548	$20,350	$18,746
8/31/2021	$17,804	$20,856	$19,062
9/30/2021	$17,244	$19,990	$18,458
10/31/2021	$17,938	$21,122	$19,189
11/30/2021	$17,463	$20,660	$18,911
12/31/2021	$17,797	$21,543	$19,463
1/31/2022	$16,963	$20,403	$18,616
2/28/2022	$16,553	$19,887	$18,224
3/31/2022	$16,606	$20,432	$18,422
4/30/2022	$15,534	$18,735	$17,141
5/31/2022	$15,600	$18,749	$17,184
6/30/2022	$14,515	$17,125	$16,061
7/31/2022	$15,296	$18,485	$17,071
8/31/2022	$14,793	$17,712	$16,427
9/30/2022	$13,721	$16,066	$15,145
10/31/2022	$14,389	$17,219	$15,848
11/30/2022	$15,238	$18,416	$16,794
12/31/2022	$14,781	$17,634	$16,272
1/31/2023	$15,621	$18,882	$17,228
2/28/2023	$15,221	$18,428	$16,804
3/31/2023	$15,524	$18,998	$17,296
4/30/2023	$15,690	$19,331	$17,540
5/31/2023	$15,538	$19,138	$17,360
6/30/2023	$16,172	$20,295	$18,076
7/31/2023	$16,516	$20,977	$18,497
8/31/2023	$16,186	$20,476	$18,153
9/30/2023	$15,593	$19,593	$17,466
10/31/2023	$15,208	$19,024	$17,029
11/30/2023	$16,337	$20,808	$18,377
12/31/2023	$17,156	$21,829	$19,220
1/31/2024	$17,271	$22,091	$19,366
2/29/2024	$17,884	$23,028	$19,858
3/31/2024	$18,427	$23,768	$20,360
4/30/2024	$17,756	$22,885	$19,676
5/31/2024	$18,298	$23,907	$20,391
6/30/2024	$18,541	$24,393	$20,740
7/31/2024	$18,883	$24,823	$21,141
8/31/2024	$19,340	$25,479	$21,623
9/30/2024	$19,626	$25,946	$21,987
10/31/2024	$19,240	$25,431	$21,518

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	26.52%	8.05%	6.76%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 1,447,172,777
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,473,955
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035462
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class R
Trading Symbol	IMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,165	$10,200	$10,182
12/31/2014	$10,069	$10,036	$10,099
1/31/2015	$9,988	$9,854	$10,024
2/28/2015	$10,407	$10,431	$10,404
3/31/2015	$10,355	$10,268	$10,307
4/30/2015	$10,421	$10,509	$10,434
5/31/2015	$10,451	$10,545	$10,484
6/30/2015	$10,319	$10,300	$10,288
7/31/2015	$10,421	$10,485	$10,460
8/31/2015	$9,937	$9,791	$9,985
9/30/2015	$9,695	$9,430	$9,779
10/31/2015	$10,165	$10,177	$10,344
11/30/2015	$10,172	$10,126	$10,318
12/31/2015	$10,005	$9,948	$10,199
1/31/2016	$9,586	$9,353	$9,838
2/29/2016	$9,562	$9,284	$9,816
3/31/2016	$10,060	$9,914	$10,305
4/30/2016	$10,147	$10,071	$10,401
5/31/2016	$10,234	$10,127	$10,477
6/30/2016	$10,218	$10,014	$10,473
7/31/2016	$10,542	$10,437	$10,794
8/31/2016	$10,606	$10,445	$10,800
9/30/2016	$10,645	$10,501	$10,828
10/31/2016	$10,479	$10,298	$10,660
11/30/2016	$10,534	$10,446	$10,733
12/31/2016	$10,680	$10,696	$10,919
1/31/2017	$10,874	$10,954	$11,094
2/28/2017	$11,119	$11,258	$11,366
3/31/2017	$11,203	$11,378	$11,439
4/30/2017	$11,346	$11,546	$11,586
5/31/2017	$11,481	$11,790	$11,785
6/30/2017	$11,540	$11,836	$11,814
7/31/2017	$11,768	$12,119	$12,020
8/31/2017	$11,785	$12,136	$12,070
9/30/2017	$11,936	$12,408	$12,238
10/31/2017	$12,054	$12,643	$12,420
11/30/2017	$12,181	$12,917	$12,629
12/31/2017	$12,338	$13,092	$12,759
1/31/2018	$12,791	$13,783	$13,207
2/28/2018	$12,375	$13,212	$12,806
3/31/2018	$12,273	$12,924	$12,626
4/30/2018	$12,301	$13,072	$12,685
5/31/2018	$12,338	$13,154	$12,805
6/30/2018	$12,273	$13,148	$12,807
7/31/2018	$12,477	$13,559	$13,108
8/31/2018	$12,551	$13,726	$13,290
9/30/2018	$12,523	$13,803	$13,326
10/31/2018	$11,774	$12,789	$12,626
11/30/2018	$11,829	$12,935	$12,772
12/31/2018	$11,260	$11,951	$12,147
1/31/2019	$11,950	$12,881	$12,831
2/28/2019	$12,131	$13,268	$13,100
3/31/2019	$12,269	$13,443	$13,320
4/30/2019	$12,534	$13,919	$13,667
5/31/2019	$12,003	$13,116	$13,180
6/30/2019	$12,544	$13,980	$13,850
7/31/2019	$12,544	$14,050	$13,920
8/31/2019	$12,364	$13,762	$13,845
9/30/2019	$12,523	$14,055	$14,035
10/31/2019	$12,725	$14,413	$14,303
11/30/2019	$12,927	$14,814	$14,589
12/31/2019	$13,234	$15,258	$14,902
1/31/2020	$13,120	$15,165	$14,920
2/29/2020	$12,508	$13,883	$14,116
3/31/2020	$10,886	$12,046	$12,844
4/30/2020	$11,884	$13,362	$13,896
5/31/2020	$12,508	$14,007	$14,368
6/30/2020	$12,905	$14,378	$14,639
7/31/2020	$13,438	$15,066	$15,182
8/31/2020	$13,903	$16,072	$15,852
9/30/2020	$13,653	$15,518	$15,467
10/31/2020	$13,427	$15,042	$15,114
11/30/2020	$14,924	$16,965	$16,511
12/31/2020	$15,424	$17,684	$17,008
1/31/2021	$15,424	$17,509	$16,853
2/28/2021	$15,695	$17,957	$17,082
3/31/2021	$15,895	$18,555	$17,416
4/30/2021	$16,401	$19,418	$18,025
5/31/2021	$16,565	$19,698	$18,224
6/30/2021	$16,836	$19,992	$18,453
7/31/2021	$16,918	$20,350	$18,746
8/31/2021	$17,165	$20,856	$19,062
9/30/2021	$16,624	$19,990	$18,458
10/31/2021	$17,271	$21,122	$19,189
11/30/2021	$16,812	$20,660	$18,911
12/31/2021	$17,115	$21,543	$19,463
1/31/2022	$16,314	$20,403	$18,616
2/28/2022	$15,920	$19,887	$18,224
3/31/2022	$15,958	$20,432	$18,422
4/30/2022	$14,890	$18,735	$17,141
5/31/2022	$14,953	$18,749	$17,184
6/30/2022	$13,898	$17,125	$16,061
7/31/2022	$14,635	$18,485	$17,071
8/31/2022	$14,152	$17,712	$16,427
9/30/2022	$13,122	$16,066	$15,145
10/31/2022	$13,758	$17,219	$15,848
11/30/2022	$14,559	$18,416	$16,794
12/31/2022	$14,115	$17,634	$16,272
1/31/2023	$14,916	$18,882	$17,228
2/28/2023	$14,522	$18,428	$16,804
3/31/2023	$14,811	$18,998	$17,296
4/30/2023	$14,956	$19,331	$17,540
5/31/2023	$14,798	$19,138	$17,360
6/30/2023	$15,389	$20,295	$18,076
7/31/2023	$15,717	$20,977	$18,497
8/31/2023	$15,402	$20,476	$18,153
9/30/2023	$14,824	$19,593	$17,466
10/31/2023	$14,457	$19,024	$17,029
11/30/2023	$15,507	$20,808	$18,377
12/31/2023	$16,281	$21,829	$19,220
1/31/2024	$16,389	$22,091	$19,366
2/29/2024	$16,958	$23,028	$19,858
3/31/2024	$17,486	$23,768	$20,360
4/30/2024	$16,836	$22,885	$19,676
5/31/2024	$17,351	$23,907	$20,391
6/30/2024	$17,567	$24,393	$20,740
7/31/2024	$17,892	$24,823	$21,141
8/31/2024	$18,312	$25,479	$21,623
9/30/2024	$18,570	$25,946	$21,987
10/31/2024	$18,204	$25,431	$21,518

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	25.92%	7.42%	6.17%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 1,447,172,777
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,473,955
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236145
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class R3
Trading Symbol	TAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,145	$10,274	$10,109
4/30/2022	$9,467	$9,421	$9,406
5/31/2022	$9,515	$9,428	$9,429
6/30/2022	$8,845	$8,611	$8,813
7/31/2022	$9,321	$9,295	$9,367
8/31/2022	$9,015	$8,906	$9,014
9/30/2022	$8,360	$8,079	$8,310
10/31/2022	$8,764	$8,659	$8,696
11/30/2022	$9,281	$9,261	$9,215
12/31/2022	$9,004	$8,867	$8,929
1/31/2023	$9,514	$9,495	$9,453
2/28/2023	$9,263	$9,267	$9,221
3/31/2023	$9,456	$9,553	$9,491
4/30/2023	$9,548	$9,720	$9,624
5/31/2023	$9,447	$9,623	$9,526
6/30/2023	$9,833	$10,205	$9,919
7/31/2023	$10,050	$10,548	$10,150
8/31/2023	$9,849	$10,296	$9,961
9/30/2023	$9,481	$9,852	$9,584
10/31/2023	$9,246	$9,566	$9,344
11/30/2023	$9,925	$10,463	$10,084
12/31/2023	$10,428	$10,977	$10,546
1/31/2024	$10,497	$11,108	$10,626
2/29/2024	$10,862	$11,579	$10,897
3/31/2024	$11,192	$11,952	$11,172
4/30/2024	$10,775	$11,508	$10,797
5/31/2024	$11,113	$12,021	$11,189
6/30/2024	$11,252	$12,266	$11,380
7/31/2024	$11,460	$12,482	$11,600
8/31/2024	$11,738	$12,812	$11,865
9/30/2024	$11,912	$13,047	$12,065
10/31/2024	$11,677	$12,788	$11,808

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/22
Class R3	26.29%	5.98%
MSCI World IndexFootnote Reference(a)	33.68%	9.64%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	6.42%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 1,447,172,777
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,473,955
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021277
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class A
Trading Symbol	IMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$9,449	$10,000	$10,000
11/30/2014	$9,575	$10,200	$10,150
12/31/2014	$9,505	$10,036	$10,094
1/31/2015	$9,497	$9,854	$10,101
2/28/2015	$9,766	$10,431	$10,347
3/31/2015	$9,743	$10,268	$10,292
4/30/2015	$9,774	$10,509	$10,372
5/31/2015	$9,797	$10,545	$10,400
6/30/2015	$9,674	$10,300	$10,229
7/31/2015	$9,751	$10,485	$10,372
8/31/2015	$9,420	$9,791	$10,031
9/30/2015	$9,251	$9,430	$9,902
10/31/2015	$9,574	$10,177	$10,312
11/30/2015	$9,574	$10,126	$10,285
12/31/2015	$9,445	$9,948	$10,191
1/31/2016	$9,174	$9,353	$9,974
2/29/2016	$9,174	$9,284	$9,978
3/31/2016	$9,543	$9,914	$10,359
4/30/2016	$9,634	$10,071	$10,440
5/31/2016	$9,691	$10,127	$10,494
6/30/2016	$9,724	$10,014	$10,546
7/31/2016	$9,970	$10,437	$10,796
8/31/2016	$10,019	$10,445	$10,796
9/30/2016	$10,052	$10,501	$10,814
10/31/2016	$9,929	$10,298	$10,671
11/30/2016	$9,912	$10,446	$10,651
12/31/2016	$10,019	$10,696	$10,787
1/31/2017	$10,175	$10,954	$10,917
2/28/2017	$10,357	$11,258	$11,129
3/31/2017	$10,426	$11,378	$11,178
4/30/2017	$10,539	$11,546	$11,305
5/31/2017	$10,651	$11,790	$11,469
6/30/2017	$10,686	$11,836	$11,486
7/31/2017	$10,859	$12,119	$11,643
8/31/2017	$10,893	$12,136	$11,707
9/30/2017	$10,997	$12,408	$11,808
10/31/2017	$11,075	$12,643	$11,935
11/30/2017	$11,153	$12,917	$12,075
12/31/2017	$11,267	$13,092	$12,179
1/31/2018	$11,557	$13,783	$12,444
2/28/2018	$11,258	$13,212	$12,141
3/31/2018	$11,211	$12,924	$12,041
4/30/2018	$11,211	$13,072	$12,055
5/31/2018	$11,239	$13,154	$12,162
6/30/2018	$11,193	$13,148	$12,159
7/31/2018	$11,333	$13,559	$12,364
8/31/2018	$11,389	$13,726	$12,509
9/30/2018	$11,361	$13,803	$12,511
10/31/2018	$10,866	$12,789	$12,013
11/30/2018	$10,903	$12,935	$12,132
12/31/2018	$10,566	$11,951	$11,772
1/31/2019	$11,060	$12,881	$12,281
2/28/2019	$11,184	$13,268	$12,463
3/31/2019	$11,317	$13,443	$12,681
4/30/2019	$11,492	$13,919	$12,918
5/31/2019	$11,204	$13,116	$12,655
6/30/2019	$11,595	$13,980	$13,160
7/31/2019	$11,605	$14,050	$13,216
8/31/2019	$11,564	$13,762	$13,262
9/30/2019	$11,647	$14,055	$13,372
10/31/2019	$11,791	$14,413	$13,566
11/30/2019	$11,914	$14,814	$13,758
12/31/2019	$12,120	$15,258	$13,966
1/31/2020	$12,120	$15,165	$14,055
2/29/2020	$11,761	$13,883	$13,586
3/31/2020	$10,575	$12,046	$12,689
4/30/2020	$11,326	$13,362	$13,495
5/31/2020	$11,783	$14,007	$13,841
6/30/2020	$12,098	$14,378	$14,053
7/31/2020	$12,523	$15,066	$14,484
8/31/2020	$12,816	$16,072	$14,908
9/30/2020	$12,653	$15,518	$14,646
10/31/2020	$12,490	$15,042	$14,389
11/30/2020	$13,534	$16,965	$15,380
12/31/2020	$13,895	$17,684	$15,716
1/31/2021	$13,884	$17,509	$15,582
2/28/2021	$13,997	$17,957	$15,669
3/31/2021	$14,088	$18,555	$15,832
4/30/2021	$14,473	$19,418	$16,263
5/31/2021	$14,597	$19,698	$16,406
6/30/2021	$14,790	$19,992	$16,586
7/31/2021	$14,880	$20,350	$16,828
8/31/2021	$15,039	$20,856	$17,021
9/30/2021	$14,654	$19,990	$16,594
10/31/2021	$15,073	$21,122	$17,061
11/30/2021	$14,790	$20,660	$16,900
12/31/2021	$14,994	$21,543	$17,239
1/31/2022	$14,418	$20,403	$16,598
2/28/2022	$14,124	$19,887	$16,295
3/31/2022	$14,051	$20,432	$16,292
4/30/2022	$13,242	$18,735	$15,306
5/31/2022	$13,291	$18,749	$15,362
6/30/2022	$12,544	$17,125	$14,576
7/31/2022	$13,108	$18,485	$15,332
8/31/2022	$12,703	$17,712	$14,795
9/30/2022	$11,895	$16,066	$13,788
10/31/2022	$12,262	$17,219	$14,194
11/30/2022	$12,887	$18,416	$14,948
12/31/2022	$12,589	$17,634	$14,597
1/31/2023	$13,211	$18,882	$15,338
2/28/2023	$12,887	$18,428	$14,955
3/31/2023	$13,148	$18,998	$15,376
4/30/2023	$13,248	$19,331	$15,558
5/31/2023	$13,111	$19,138	$15,395
6/30/2023	$13,484	$20,295	$15,834
7/31/2023	$13,683	$20,977	$16,094
8/31/2023	$13,472	$20,476	$15,850
9/30/2023	$13,012	$19,593	$15,307
10/31/2023	$12,725	$19,024	$14,964
11/30/2023	$13,546	$20,808	$16,005
12/31/2023	$14,183	$21,829	$16,704
1/31/2024	$14,247	$22,091	$16,781
2/29/2024	$14,544	$23,028	$17,018
3/31/2024	$14,905	$23,768	$17,370
4/30/2024	$14,402	$22,885	$16,828
5/31/2024	$14,789	$23,907	$17,347
6/30/2024	$14,969	$24,393	$17,605
7/31/2024	$15,253	$24,823	$17,966
8/31/2024	$15,588	$25,479	$18,332
9/30/2024	$15,807	$25,946	$18,623
10/31/2024	$15,472	$25,431	$18,207

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	14.85%	4.39%	4.46%
Class A	21.58%	5.58%	5.05%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 859,217,899
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,564
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021279
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class C
Trading Symbol	IMOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.28%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,134	$10,200	$10,150
12/31/2014	$10,054	$10,036	$10,094
1/31/2015	$10,038	$9,854	$10,101
2/28/2015	$10,315	$10,431	$10,347
3/31/2015	$10,282	$10,268	$10,292
4/30/2015	$10,315	$10,509	$10,372
5/31/2015	$10,323	$10,545	$10,400
6/30/2015	$10,201	$10,300	$10,229
7/31/2015	$10,274	$10,485	$10,372
8/31/2015	$9,916	$9,791	$10,031
9/30/2015	$9,736	$9,430	$9,902
10/31/2015	$10,070	$10,177	$10,312
11/30/2015	$10,054	$10,126	$10,285
12/31/2015	$9,912	$9,948	$10,191
1/31/2016	$9,627	$9,353	$9,974
2/29/2016	$9,619	$9,284	$9,978
3/31/2016	$9,998	$9,914	$10,359
4/30/2016	$10,084	$10,071	$10,440
5/31/2016	$10,145	$10,127	$10,494
6/30/2016	$10,171	$10,014	$10,546
7/31/2016	$10,421	$10,437	$10,796
8/31/2016	$10,464	$10,445	$10,796
9/30/2016	$10,498	$10,501	$10,814
10/31/2016	$10,360	$10,298	$10,671
11/30/2016	$10,343	$10,446	$10,651
12/31/2016	$10,448	$10,696	$10,787
1/31/2017	$10,601	$10,954	$10,917
2/28/2017	$10,782	$11,258	$11,129
3/31/2017	$10,845	$11,378	$11,178
4/30/2017	$10,953	$11,546	$11,305
5/31/2017	$11,062	$11,790	$11,469
6/30/2017	$11,098	$11,836	$11,486
7/31/2017	$11,260	$12,119	$11,643
8/31/2017	$11,296	$12,136	$11,707
9/30/2017	$11,396	$12,408	$11,808
10/31/2017	$11,468	$12,643	$11,935
11/30/2017	$11,549	$12,917	$12,075
12/31/2017	$11,663	$13,092	$12,179
1/31/2018	$11,953	$13,783	$12,444
2/28/2018	$11,634	$13,212	$12,141
3/31/2018	$11,576	$12,924	$12,041
4/30/2018	$11,566	$13,072	$12,055
5/31/2018	$11,586	$13,154	$12,162
6/30/2018	$11,537	$13,148	$12,159
7/31/2018	$11,673	$13,559	$12,364
8/31/2018	$11,721	$13,726	$12,509
9/30/2018	$11,692	$13,803	$12,511
10/31/2018	$11,161	$12,789	$12,013
11/30/2018	$11,199	$12,935	$12,132
12/31/2018	$10,853	$11,951	$11,772
1/31/2019	$11,346	$12,881	$12,281
2/28/2019	$11,462	$13,268	$12,463
3/31/2019	$11,598	$13,443	$12,681
4/30/2019	$11,766	$13,919	$12,918
5/31/2019	$11,462	$13,116	$12,655
6/30/2019	$11,860	$13,980	$13,160
7/31/2019	$11,860	$14,050	$13,216
8/31/2019	$11,808	$13,762	$13,262
9/30/2019	$11,881	$14,055	$13,372
10/31/2019	$12,028	$14,413	$13,566
11/30/2019	$12,143	$14,814	$13,758
12/31/2019	$12,351	$15,258	$13,966
1/31/2020	$12,330	$15,165	$14,055
2/29/2020	$11,968	$13,883	$13,586
3/31/2020	$10,750	$12,046	$12,689
4/30/2020	$11,507	$13,362	$13,495
5/31/2020	$11,968	$14,007	$13,841
6/30/2020	$12,286	$14,378	$14,053
7/31/2020	$12,692	$15,066	$14,484
8/31/2020	$12,988	$16,072	$14,908
9/30/2020	$12,823	$15,518	$14,646
10/31/2020	$12,637	$15,042	$14,389
11/30/2020	$13,690	$16,965	$15,380
12/31/2020	$14,046	$17,684	$15,716
1/31/2021	$14,024	$17,509	$15,582
2/28/2021	$14,125	$17,957	$15,669
3/31/2021	$14,216	$18,555	$15,832
4/30/2021	$14,589	$19,418	$16,263
5/31/2021	$14,702	$19,698	$16,406
6/30/2021	$14,883	$19,992	$16,586
7/31/2021	$14,974	$20,350	$16,828
8/31/2021	$15,121	$20,856	$17,021
9/30/2021	$14,725	$19,990	$16,594
10/31/2021	$15,132	$21,122	$17,061
11/30/2021	$14,838	$20,660	$16,900
12/31/2021	$15,039	$21,543	$17,239
1/31/2022	$14,447	$20,403	$16,598
2/28/2022	$14,144	$19,887	$16,295
3/31/2022	$14,060	$20,432	$16,292
4/30/2022	$13,238	$18,735	$15,306
5/31/2022	$13,286	$18,749	$15,362
6/30/2022	$12,525	$17,125	$14,576
7/31/2022	$13,093	$18,485	$15,332
8/31/2022	$12,682	$17,712	$14,795
9/30/2022	$11,860	$16,066	$13,788
10/31/2022	$12,222	$17,219	$14,194
11/30/2022	$12,839	$18,416	$14,948
12/31/2022	$12,537	$17,634	$14,597
1/31/2023	$13,144	$18,882	$15,338
2/28/2023	$12,804	$18,428	$14,955
3/31/2023	$13,059	$18,998	$15,376
4/30/2023	$13,156	$19,331	$15,558
5/31/2023	$13,010	$19,138	$15,395
6/30/2023	$13,363	$20,295	$15,834
7/31/2023	$13,557	$20,977	$16,094
8/31/2023	$13,338	$20,476	$15,850
9/30/2023	$12,877	$19,593	$15,307
10/31/2023	$12,585	$19,024	$14,964
11/30/2023	$13,387	$20,808	$16,005
12/31/2023	$14,003	$21,829	$16,704
1/31/2024	$14,053	$22,091	$16,781
2/29/2024	$14,352	$23,028	$17,018
3/31/2024	$14,688	$23,768	$17,370
4/30/2024	$14,177	$22,885	$16,828
5/31/2024	$14,551	$23,907	$17,347
6/30/2024	$14,725	$24,393	$17,605
7/31/2024	$14,987	$24,823	$17,966
8/31/2024	$15,311	$25,479	$18,332
9/30/2024	$15,510	$25,946	$18,623
10/31/2024	$15,174	$25,431	$18,207

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	19.57%	4.76%	4.26%
Class C	20.57%	4.76%	4.26%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 859,217,899
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,564
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081837
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class I
Trading Symbol	TMMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,140	$10,200	$10,150
12/31/2014	$10,062	$10,036	$10,094
1/31/2015	$10,062	$9,854	$10,101
2/28/2015	$10,347	$10,431	$10,347
3/31/2015	$10,323	$10,268	$10,292
4/30/2015	$10,364	$10,509	$10,372
5/31/2015	$10,380	$10,545	$10,400
6/30/2015	$10,258	$10,300	$10,229
7/31/2015	$10,339	$10,485	$10,372
8/31/2015	$9,997	$9,791	$10,031
9/30/2015	$9,817	$9,430	$9,902
10/31/2015	$10,160	$10,177	$10,312
11/30/2015	$10,160	$10,126	$10,285
12/31/2015	$10,022	$9,948	$10,191
1/31/2016	$9,743	$9,353	$9,974
2/29/2016	$9,743	$9,284	$9,978
3/31/2016	$10,136	$9,914	$10,359
4/30/2016	$10,232	$10,071	$10,440
5/31/2016	$10,301	$10,127	$10,494
6/30/2016	$10,336	$10,014	$10,546
7/31/2016	$10,598	$10,437	$10,796
8/31/2016	$10,650	$10,445	$10,796
9/30/2016	$10,694	$10,501	$10,814
10/31/2016	$10,563	$10,298	$10,671
11/30/2016	$10,546	$10,446	$10,651
12/31/2016	$10,665	$10,696	$10,787
1/31/2017	$10,831	$10,954	$10,917
2/28/2017	$11,025	$11,258	$11,129
3/31/2017	$11,099	$11,378	$11,178
4/30/2017	$11,219	$11,546	$11,305
5/31/2017	$11,339	$11,790	$11,469
6/30/2017	$11,385	$11,836	$11,486
7/31/2017	$11,569	$12,119	$11,643
8/31/2017	$11,606	$12,136	$11,707
9/30/2017	$11,717	$12,408	$11,808
10/31/2017	$11,809	$12,643	$11,935
11/30/2017	$11,892	$12,917	$12,075
12/31/2017	$12,024	$13,092	$12,179
1/31/2018	$12,333	$13,783	$12,444
2/28/2018	$12,014	$13,212	$12,141
3/31/2018	$11,964	$12,924	$12,041
4/30/2018	$11,964	$13,072	$12,055
5/31/2018	$11,994	$13,154	$12,162
6/30/2018	$11,954	$13,148	$12,159
7/31/2018	$12,103	$13,559	$12,364
8/31/2018	$12,163	$13,726	$12,509
9/30/2018	$12,143	$13,803	$12,511
10/31/2018	$11,604	$12,789	$12,013
11/30/2018	$11,644	$12,935	$12,132
12/31/2018	$11,299	$11,951	$11,772
1/31/2019	$11,828	$12,881	$12,281
2/28/2019	$11,960	$13,268	$12,463
3/31/2019	$12,103	$13,443	$12,681
4/30/2019	$12,302	$13,919	$12,918
5/31/2019	$11,982	$13,116	$12,655
6/30/2019	$12,412	$13,980	$13,160
7/31/2019	$12,423	$14,050	$13,216
8/31/2019	$12,379	$13,762	$13,262
9/30/2019	$12,467	$14,055	$13,372
10/31/2019	$12,632	$14,413	$13,566
11/30/2019	$12,765	$14,814	$13,758
12/31/2019	$12,982	$15,258	$13,966
1/31/2020	$12,982	$15,165	$14,055
2/29/2020	$12,608	$13,883	$13,586
3/31/2020	$11,334	$12,046	$12,689
4/30/2020	$12,140	$13,362	$13,495
5/31/2020	$12,643	$14,007	$13,841
6/30/2020	$12,982	$14,378	$14,053
7/31/2020	$13,426	$15,066	$14,484
8/31/2020	$13,753	$16,072	$14,908
9/30/2020	$13,589	$15,518	$14,646
10/31/2020	$13,414	$15,042	$14,389
11/30/2020	$14,536	$16,965	$15,380
12/31/2020	$14,930	$17,684	$15,716
1/31/2021	$14,918	$17,509	$15,582
2/28/2021	$15,040	$17,957	$15,669
3/31/2021	$15,150	$18,555	$15,832
4/30/2021	$15,552	$19,418	$16,263
5/31/2021	$15,698	$19,698	$16,406
6/30/2021	$15,905	$19,992	$16,586
7/31/2021	$16,015	$20,350	$16,828
8/31/2021	$16,186	$20,856	$17,021
9/30/2021	$15,784	$19,990	$16,594
10/31/2021	$16,235	$21,122	$17,061
11/30/2021	$15,930	$20,660	$16,900
12/31/2021	$16,149	$21,543	$17,239
1/31/2022	$15,541	$20,403	$16,598
2/28/2022	$15,224	$19,887	$16,295
3/31/2022	$15,145	$20,432	$16,292
4/30/2022	$14,312	$18,735	$15,306
5/31/2022	$14,365	$18,749	$15,362
6/30/2022	$13,559	$17,125	$14,576
7/31/2022	$14,180	$18,485	$15,332
8/31/2022	$13,744	$17,712	$14,795
9/30/2022	$12,872	$16,066	$13,788
10/31/2022	$13,274	$17,219	$14,194
11/30/2022	$13,950	$18,416	$14,948
12/31/2022	$13,646	$17,634	$14,597
1/31/2023	$14,307	$18,882	$15,338
2/28/2023	$13,956	$18,428	$14,955
3/31/2023	$14,253	$18,998	$15,376
4/30/2023	$14,374	$19,331	$15,558
5/31/2023	$14,226	$19,138	$15,395
6/30/2023	$14,630	$20,295	$15,834
7/31/2023	$14,846	$20,977	$16,094
8/31/2023	$14,617	$20,476	$15,850
9/30/2023	$14,131	$19,593	$15,307
10/31/2023	$13,821	$19,024	$14,964
11/30/2023	$14,725	$20,808	$16,005
12/31/2023	$15,408	$21,829	$16,704
1/31/2024	$15,478	$22,091	$16,781
2/29/2024	$15,814	$23,028	$17,018
3/31/2024	$16,206	$23,768	$17,370
4/30/2024	$15,660	$22,885	$16,828
5/31/2024	$16,094	$23,907	$17,347
6/30/2024	$16,290	$24,393	$17,605
7/31/2024	$16,612	$24,823	$17,966
8/31/2024	$16,977	$25,479	$18,332
9/30/2024	$17,215	$25,946	$18,623
10/31/2024	$16,865	$25,431	$18,207

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	22.02%	5.95%	5.37%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 859,217,899
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,564
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035463
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class R
Trading Symbol	IMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,134	$10,200	$10,150
12/31/2014	$10,060	$10,036	$10,094
1/31/2015	$10,043	$9,854	$10,101
2/28/2015	$10,329	$10,431	$10,347
3/31/2015	$10,305	$10,268	$10,292
4/30/2015	$10,337	$10,509	$10,372
5/31/2015	$10,354	$10,545	$10,400
6/30/2015	$10,231	$10,300	$10,229
7/31/2015	$10,305	$10,485	$10,372
8/31/2015	$9,953	$9,791	$10,031
9/30/2015	$9,774	$9,430	$9,902
10/31/2015	$10,117	$10,177	$10,312
11/30/2015	$10,109	$10,126	$10,285
12/31/2015	$9,965	$9,948	$10,191
1/31/2016	$9,687	$9,353	$9,974
2/29/2016	$9,678	$9,284	$9,978
3/31/2016	$10,070	$9,914	$10,359
4/30/2016	$10,157	$10,071	$10,440
5/31/2016	$10,218	$10,127	$10,494
6/30/2016	$10,252	$10,014	$10,546
7/31/2016	$10,513	$10,437	$10,796
8/31/2016	$10,557	$10,445	$10,796
9/30/2016	$10,591	$10,501	$10,814
10/31/2016	$10,461	$10,298	$10,671
11/30/2016	$10,444	$10,446	$10,651
12/31/2016	$10,553	$10,696	$10,787
1/31/2017	$10,709	$10,954	$10,917
2/28/2017	$10,901	$11,258	$11,129
3/31/2017	$10,965	$11,378	$11,178
4/30/2017	$11,084	$11,546	$11,305
5/31/2017	$11,203	$11,790	$11,469
6/30/2017	$11,239	$11,836	$11,486
7/31/2017	$11,413	$12,119	$11,643
8/31/2017	$11,450	$12,136	$11,707
9/30/2017	$11,560	$12,408	$11,808
10/31/2017	$11,633	$12,643	$11,935
11/30/2017	$11,715	$12,917	$12,075
12/31/2017	$11,844	$13,092	$12,179
1/31/2018	$12,139	$13,783	$12,444
2/28/2018	$11,824	$13,212	$12,141
3/31/2018	$11,765	$12,924	$12,041
4/30/2018	$11,765	$13,072	$12,055
5/31/2018	$11,795	$13,154	$12,162
6/30/2018	$11,745	$13,148	$12,159
7/31/2018	$11,893	$13,559	$12,364
8/31/2018	$11,952	$13,726	$12,509
9/30/2018	$11,913	$13,803	$12,511
10/31/2018	$11,391	$12,789	$12,013
11/30/2018	$11,421	$12,935	$12,132
12/31/2018	$11,071	$11,951	$11,772
1/31/2019	$11,590	$12,881	$12,281
2/28/2019	$11,709	$13,268	$12,463
3/31/2019	$11,850	$13,443	$12,681
4/30/2019	$12,034	$13,919	$12,918
5/31/2019	$11,731	$13,116	$12,655
6/30/2019	$12,142	$13,980	$13,160
7/31/2019	$12,142	$14,050	$13,216
8/31/2019	$12,099	$13,762	$13,262
9/30/2019	$12,175	$14,055	$13,372
10/31/2019	$12,326	$14,413	$13,566
11/30/2019	$12,456	$14,814	$13,758
12/31/2019	$12,666	$15,258	$13,966
1/31/2020	$12,666	$15,165	$14,055
2/29/2020	$12,289	$13,883	$13,586
3/31/2020	$11,046	$12,046	$12,689
4/30/2020	$11,833	$13,362	$13,495
5/31/2020	$12,301	$14,007	$13,841
6/30/2020	$12,632	$14,378	$14,053
7/31/2020	$13,065	$15,066	$14,484
8/31/2020	$13,385	$16,072	$14,908
9/30/2020	$13,202	$15,518	$14,646
10/31/2020	$13,031	$15,042	$14,389
11/30/2020	$14,115	$16,965	$15,380
12/31/2020	$14,497	$17,684	$15,716
1/31/2021	$14,473	$17,509	$15,582
2/28/2021	$14,592	$17,957	$15,669
3/31/2021	$14,686	$18,555	$15,832
4/30/2021	$15,077	$19,418	$16,263
5/31/2021	$15,207	$19,698	$16,406
6/30/2021	$15,397	$19,992	$16,586
7/31/2021	$15,492	$20,350	$16,828
8/31/2021	$15,657	$20,856	$17,021
9/30/2021	$15,255	$19,990	$16,594
10/31/2021	$15,681	$21,122	$17,061
11/30/2021	$15,385	$20,660	$16,900
12/31/2021	$15,600	$21,543	$17,239
1/31/2022	$14,999	$20,403	$16,598
2/28/2022	$14,679	$19,887	$16,295
3/31/2022	$14,602	$20,432	$16,292
4/30/2022	$13,758	$18,735	$15,306
5/31/2022	$13,810	$18,749	$15,362
6/30/2022	$13,030	$17,125	$14,576
7/31/2022	$13,618	$18,485	$15,332
8/31/2022	$13,196	$17,712	$14,795
9/30/2022	$12,352	$16,066	$13,788
10/31/2022	$12,736	$17,219	$14,194
11/30/2022	$13,375	$18,416	$14,948
12/31/2022	$13,074	$17,634	$14,597
1/31/2023	$13,709	$18,882	$15,338
2/28/2023	$13,372	$18,428	$14,955
3/31/2023	$13,631	$18,998	$15,376
4/30/2023	$13,747	$19,331	$15,558
5/31/2023	$13,592	$19,138	$15,395
6/30/2023	$13,968	$20,295	$15,834
7/31/2023	$14,188	$20,977	$16,094
8/31/2023	$13,955	$20,476	$15,850
9/30/2023	$13,475	$19,593	$15,307
10/31/2023	$13,177	$19,024	$14,964
11/30/2023	$14,032	$20,808	$16,005
12/31/2023	$14,687	$21,829	$16,704
1/31/2024	$14,741	$22,091	$16,781
2/29/2024	$15,049	$23,028	$17,018
3/31/2024	$15,437	$23,768	$17,370
4/30/2024	$14,901	$22,885	$16,828
5/31/2024	$15,303	$23,907	$17,347
6/30/2024	$15,491	$24,393	$17,605
7/31/2024	$15,785	$24,823	$17,966
8/31/2024	$16,120	$25,479	$18,332
9/30/2024	$16,347	$25,946	$18,623
10/31/2024	$15,999	$25,431	$18,207

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	21.42%	5.36%	4.81%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 859,217,899
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,564
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236146
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class R3
Trading Symbol	TAAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,017	$10,274	$9,998
4/30/2022	$9,441	$9,421	$9,393
5/31/2022	$9,476	$9,428	$9,427
6/30/2022	$8,943	$8,611	$8,945
7/31/2022	$9,345	$9,295	$9,409
8/31/2022	$9,065	$8,906	$9,080
9/30/2022	$8,489	$8,079	$8,461
10/31/2022	$8,751	$8,659	$8,710
11/30/2022	$9,197	$9,261	$9,173
12/31/2022	$8,990	$8,867	$8,958
1/31/2023	$9,425	$9,495	$9,413
2/28/2023	$9,194	$9,267	$9,178
3/31/2023	$9,389	$9,553	$9,436
4/30/2023	$9,460	$9,720	$9,548
5/31/2023	$9,363	$9,623	$9,448
6/30/2023	$9,629	$10,205	$9,717
7/31/2023	$9,779	$10,548	$9,877
8/31/2023	$9,620	$10,296	$9,727
9/30/2023	$9,292	$9,852	$9,394
10/31/2023	$9,097	$9,566	$9,183
11/30/2023	$9,682	$10,463	$9,822
12/31/2023	$10,131	$10,977	$10,251
1/31/2024	$10,177	$11,108	$10,298
2/29/2024	$10,398	$11,579	$10,444
3/31/2024	$10,647	$11,952	$10,660
4/30/2024	$10,288	$11,508	$10,327
5/31/2024	$10,573	$12,021	$10,645
6/30/2024	$10,702	$12,266	$10,804
7/31/2024	$10,905	$12,482	$11,025
8/31/2024	$11,144	$12,812	$11,250
9/30/2024	$11,301	$13,047	$11,429
10/31/2024	$11,071	$12,788	$11,174

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/22
Class R3	21.70%	3.88%
MSCI World IndexFootnote Reference(a)	33.68%	9.64%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	4.24%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 859,217,899
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 909,564
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171782
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Intermediate Horizon
Class Name	Class R
Trading Symbol	TAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 13% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 6%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 3%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 8%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,050	$10,202	$10,029
6/30/2017	$10,070	$10,265	$10,019
7/31/2017	$10,200	$10,476	$10,062
8/31/2017	$10,220	$10,509	$10,152
9/30/2017	$10,314	$10,725	$10,104
10/31/2017	$10,424	$10,976	$10,110
11/30/2017	$10,565	$11,312	$10,097
12/31/2017	$10,626	$11,438	$10,143
1/31/2018	$10,858	$12,093	$10,026
2/28/2018	$10,585	$11,647	$9,931
3/31/2018	$10,552	$11,351	$9,995
4/30/2018	$10,572	$11,395	$9,920
5/31/2018	$10,704	$11,669	$9,991
6/30/2018	$10,691	$11,741	$9,979
7/31/2018	$10,833	$12,178	$9,981
8/31/2018	$10,976	$12,575	$10,046
9/30/2018	$10,947	$12,646	$9,981
10/31/2018	$10,417	$11,782	$9,902
11/30/2018	$10,499	$12,022	$9,961
12/31/2018	$10,071	$10,937	$10,144
1/31/2019	$10,607	$11,813	$10,252
2/28/2019	$10,801	$12,192	$10,246
3/31/2019	$10,890	$12,429	$10,443
4/30/2019	$11,116	$12,932	$10,445
5/31/2019	$10,783	$12,111	$10,631
6/30/2019	$11,206	$12,964	$10,764
7/31/2019	$11,250	$13,150	$10,788
8/31/2019	$11,196	$12,942	$11,067
9/30/2019	$11,302	$13,184	$11,009
10/31/2019	$11,443	$13,470	$11,042
11/30/2019	$11,670	$13,959	$11,036
12/31/2019	$11,815	$14,380	$11,028
1/31/2020	$11,860	$14,374	$11,241
2/29/2020	$11,460	$13,191	$11,443
3/31/2020	$10,291	$11,562	$11,376
4/30/2020	$11,106	$13,044	$11,578
5/31/2020	$11,588	$13,665	$11,632
6/30/2020	$11,863	$13,937	$11,705
7/31/2020	$12,277	$14,723	$11,880
8/31/2020	$12,622	$15,781	$11,784
9/30/2020	$12,455	$15,182	$11,777
10/31/2020	$12,282	$14,778	$11,725
11/30/2020	$13,307	$16,395	$11,840
12/31/2020	$13,668	$17,026	$11,856
1/31/2021	$13,643	$16,854	$11,771
2/28/2021	$13,854	$17,319	$11,601
3/31/2021	$14,013	$18,077	$11,456
4/30/2021	$14,374	$19,042	$11,547
5/31/2021	$14,474	$19,175	$11,585
6/30/2021	$14,667	$19,623	$11,666
7/31/2021	$14,792	$20,089	$11,796
8/31/2021	$14,955	$20,699	$11,774
9/30/2021	$14,572	$19,737	$11,672
10/31/2021	$14,985	$21,120	$11,669
11/30/2021	$14,710	$20,973	$11,703
12/31/2021	$14,964	$21,913	$11,673
1/31/2022	$14,296	$20,779	$11,422
2/28/2022	$14,118	$20,157	$11,295
3/31/2022	$14,029	$20,905	$10,981
4/30/2022	$13,194	$19,082	$10,564
5/31/2022	$13,153	$19,117	$10,632
6/30/2022	$12,396	$17,539	$10,465
7/31/2022	$13,056	$19,157	$10,721
8/31/2022	$12,684	$18,375	$10,418
9/30/2022	$11,816	$16,683	$9,968
10/31/2022	$12,244	$18,034	$9,839
11/30/2022	$12,755	$19,042	$10,201
12/31/2022	$12,420	$17,944	$10,155
1/31/2023	$13,097	$19,072	$10,467
2/28/2023	$12,811	$18,607	$10,196
3/31/2023	$12,981	$19,290	$10,455
4/30/2023	$12,996	$19,591	$10,519
5/31/2023	$12,875	$19,676	$10,404
6/30/2023	$13,291	$20,976	$10,367
7/31/2023	$13,609	$21,650	$10,360
8/31/2023	$13,337	$21,305	$10,294
9/30/2023	$12,908	$20,289	$10,032
10/31/2023	$12,527	$19,863	$9,874
11/30/2023	$13,319	$21,677	$10,321
12/31/2023	$14,002	$22,662	$10,716
1/31/2024	$13,956	$23,042	$10,687
2/29/2024	$14,263	$24,273	$10,536
3/31/2024	$14,573	$25,054	$10,633
4/30/2024	$14,049	$24,030	$10,364
5/31/2024	$14,357	$25,222	$10,540
6/30/2024	$14,475	$26,127	$10,640
7/31/2024	$14,831	$26,445	$10,888
8/31/2024	$15,157	$27,087	$11,045
9/30/2024	$15,376	$27,665	$11,193
10/31/2024	$15,174	$27,414	$10,915

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/19/17
Class R	21.13%	5.81%	5.75%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	14.49%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.18%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 231,712,428
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 233,630
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,712,428
Number of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$233,630

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.4%
U.S. Equity Funds	40.8
International Equity Funds	12.7
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.7
Transamerica Large Growth, Class I3	14.1
Transamerica International Equity, Class I3	12.6
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	5.9
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171783
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Intermediate Horizon
Class Name	Class R4
Trading Symbol	TAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 13% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 6%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 3%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 8%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,095	$10,269	$10,071
12/31/2014	$10,024	$10,243	$10,080
1/31/2015	$10,024	$9,936	$10,292
2/28/2015	$10,345	$10,507	$10,195
3/31/2015	$10,329	$10,340	$10,242
4/30/2015	$10,398	$10,440	$10,206
5/31/2015	$10,451	$10,574	$10,181
6/30/2015	$10,324	$10,369	$10,070
7/31/2015	$10,429	$10,586	$10,140
8/31/2015	$10,062	$9,948	$10,125
9/30/2015	$9,874	$9,702	$10,194
10/31/2015	$10,251	$10,520	$10,196
11/30/2015	$10,234	$10,551	$10,169
12/31/2015	$10,050	$10,385	$10,136
1/31/2016	$9,697	$9,869	$10,275
2/29/2016	$9,671	$9,856	$10,348
3/31/2016	$10,090	$10,525	$10,443
4/30/2016	$10,134	$10,566	$10,483
5/31/2016	$10,196	$10,755	$10,486
6/30/2016	$10,177	$10,783	$10,674
7/31/2016	$10,453	$11,181	$10,742
8/31/2016	$10,488	$11,196	$10,730
9/30/2016	$10,530	$11,199	$10,723
10/31/2016	$10,423	$10,994	$10,641
11/30/2016	$10,503	$11,401	$10,390
12/31/2016	$10,627	$11,627	$10,404
1/31/2017	$10,770	$11,847	$10,425
2/28/2017	$10,959	$12,318	$10,495
3/31/2017	$10,997	$12,332	$10,489
4/30/2017	$11,114	$12,459	$10,570
5/31/2017	$11,215	$12,634	$10,651
6/30/2017	$11,240	$12,713	$10,641
7/31/2017	$11,385	$12,974	$10,687
8/31/2017	$11,396	$13,014	$10,782
9/30/2017	$11,505	$13,283	$10,731
10/31/2017	$11,639	$13,593	$10,737
11/30/2017	$11,796	$14,009	$10,723
12/31/2017	$11,872	$14,165	$10,773
1/31/2018	$12,131	$14,976	$10,649
2/28/2018	$11,827	$14,424	$10,548
3/31/2018	$11,785	$14,058	$10,615
4/30/2018	$11,808	$14,112	$10,536
5/31/2018	$11,967	$14,451	$10,611
6/30/2018	$11,959	$14,540	$10,598
7/31/2018	$12,118	$15,081	$10,601
8/31/2018	$12,288	$15,573	$10,669
9/30/2018	$12,242	$15,662	$10,600
10/31/2018	$11,660	$14,591	$10,517
11/30/2018	$11,751	$14,888	$10,579
12/31/2018	$11,268	$13,544	$10,774
1/31/2019	$11,882	$14,629	$10,888
2/28/2019	$12,098	$15,099	$10,882
3/31/2019	$12,206	$15,393	$11,091
4/30/2019	$12,459	$16,016	$11,094
5/31/2019	$12,085	$14,998	$11,291
6/30/2019	$12,568	$16,055	$11,432
7/31/2019	$12,617	$16,286	$11,458
8/31/2019	$12,556	$16,028	$11,755
9/30/2019	$12,680	$16,328	$11,692
10/31/2019	$12,838	$16,681	$11,727
11/30/2019	$13,105	$17,287	$11,721
12/31/2019	$13,263	$17,809	$11,713
1/31/2020	$13,314	$17,802	$11,938
2/29/2020	$12,865	$16,336	$12,153
3/31/2020	$11,561	$14,319	$12,082
4/30/2020	$12,477	$16,154	$12,297
5/31/2020	$13,031	$16,923	$12,354
6/30/2020	$13,335	$17,260	$12,432
7/31/2020	$13,800	$18,233	$12,617
8/31/2020	$14,188	$19,544	$12,515
9/30/2020	$14,009	$18,801	$12,509
10/31/2020	$13,815	$18,301	$12,453
11/30/2020	$14,968	$20,305	$12,575
12/31/2020	$15,384	$21,085	$12,592
1/31/2021	$15,356	$20,872	$12,502
2/28/2021	$15,594	$21,448	$12,321
3/31/2021	$15,783	$22,387	$12,168
4/30/2021	$16,189	$23,582	$12,264
5/31/2021	$16,302	$23,747	$12,304
6/30/2021	$16,516	$24,301	$12,390
7/31/2021	$16,671	$24,878	$12,529
8/31/2021	$16,854	$25,635	$12,505
9/30/2021	$16,433	$24,443	$12,397
10/31/2021	$16,899	$26,155	$12,393
11/30/2021	$16,603	$25,974	$12,430
12/31/2021	$16,886	$27,138	$12,398
1/31/2022	$16,132	$25,734	$12,131
2/28/2022	$15,932	$24,963	$11,996
3/31/2022	$15,841	$25,890	$11,662
4/30/2022	$14,898	$23,632	$11,220
5/31/2022	$14,851	$23,676	$11,292
6/30/2022	$13,991	$21,721	$11,115
7/31/2022	$14,752	$23,724	$11,387
8/31/2022	$14,332	$22,757	$11,065
9/30/2022	$13,358	$20,661	$10,587
10/31/2022	$13,842	$22,334	$10,450
11/30/2022	$14,419	$23,582	$10,834
12/31/2022	$14,051	$22,223	$10,785
1/31/2023	$14,816	$23,619	$11,117
2/28/2023	$14,493	$23,043	$10,829
3/31/2023	$14,695	$23,889	$11,104
4/30/2023	$14,712	$24,262	$11,172
5/31/2023	$14,575	$24,367	$11,050
6/30/2023	$15,055	$25,977	$11,011
7/31/2023	$15,416	$26,812	$11,003
8/31/2023	$15,107	$26,385	$10,933
9/30/2023	$14,631	$25,127	$10,655
10/31/2023	$14,199	$24,599	$10,487
11/30/2023	$15,097	$26,845	$10,962
12/31/2023	$15,880	$28,065	$11,381
1/31/2024	$15,811	$28,536	$11,350
2/29/2024	$16,177	$30,060	$11,190
3/31/2024	$16,536	$31,027	$11,293
4/30/2024	$15,941	$29,760	$11,008
5/31/2024	$16,291	$31,236	$11,194
6/30/2024	$16,414	$32,356	$11,300
7/31/2024	$16,851	$32,750	$11,564
8/31/2024	$17,219	$33,545	$11,731
9/30/2024	$17,460	$34,261	$11,888
10/31/2024	$17,249	$33,950	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	21.48%	6.09%	5.60%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 231,712,428
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 233,630
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,712,428
Number of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$233,630

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.4%
U.S. Equity Funds	40.8
International Equity Funds	12.7
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.7
Transamerica Large Growth, Class I3	14.1
Transamerica International Equity, Class I3	12.6
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	5.9
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171786
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Long Horizon
Class Name	Class R
Trading Symbol	TALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is rebalanced periodically to maintain the overall allocations. The Fund’s best-performing holding in the fiscal year, with a 21% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 2%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 6%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 0.5%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,070	$10,202	$10,160
6/30/2017	$10,127	$10,265	$10,222
7/31/2017	$10,327	$10,476	$10,427
8/31/2017	$10,287	$10,509	$10,447
9/30/2017	$10,499	$10,725	$10,680
10/31/2017	$10,690	$10,976	$10,870
11/30/2017	$10,940	$11,312	$11,114
12/31/2017	$11,037	$11,438	$11,241
1/31/2018	$11,511	$12,093	$11,753
2/28/2018	$11,077	$11,647	$11,325
3/31/2018	$10,977	$11,351	$11,134
4/30/2018	$11,047	$11,395	$11,225
5/31/2018	$11,249	$11,669	$11,391
6/30/2018	$11,223	$11,741	$11,412
7/31/2018	$11,465	$12,178	$11,732
8/31/2018	$11,687	$12,575	$11,958
9/30/2018	$11,659	$12,646	$11,991
10/31/2018	$10,740	$11,782	$11,169
11/30/2018	$10,871	$12,022	$11,317
12/31/2018	$9,992	$10,937	$10,487
1/31/2019	$10,848	$11,813	$11,279
2/28/2019	$11,175	$12,192	$11,614
3/31/2019	$11,202	$12,429	$11,760
4/30/2019	$11,597	$12,932	$12,157
5/31/2019	$10,898	$12,111	$11,514
6/30/2019	$11,568	$12,964	$12,226
7/31/2019	$11,625	$13,150	$12,315
8/31/2019	$11,343	$12,942	$12,097
9/30/2019	$11,596	$13,184	$12,316
10/31/2019	$11,844	$13,470	$12,590
11/30/2019	$12,227	$13,959	$12,945
12/31/2019	$12,478	$14,380	$13,298
1/31/2020	$12,415	$14,374	$13,243
2/29/2020	$11,572	$13,191	$12,256
3/31/2020	$9,814	$11,562	$10,695
4/30/2020	$11,011	$13,044	$11,833
5/31/2020	$11,780	$13,665	$12,387
6/30/2020	$12,161	$13,937	$12,685
7/31/2020	$12,703	$14,723	$13,268
8/31/2020	$13,320	$15,781	$14,068
9/30/2020	$13,022	$15,182	$13,633
10/31/2020	$12,757	$14,778	$13,307
11/30/2020	$14,484	$16,395	$14,885
12/31/2020	$15,123	$17,026	$15,501
1/31/2021	$15,095	$16,854	$15,414
2/28/2021	$15,642	$17,319	$15,814
3/31/2021	$15,983	$18,077	$16,280
4/30/2021	$16,573	$19,042	$16,974
5/31/2021	$16,699	$19,175	$17,177
6/30/2021	$16,967	$19,623	$17,428
7/31/2021	$17,094	$20,089	$17,669
8/31/2021	$17,417	$20,699	$18,070
9/30/2021	$16,761	$19,737	$17,405
10/31/2021	$17,548	$21,120	$18,310
11/30/2021	$16,972	$20,973	$17,923
12/31/2021	$17,457	$21,913	$18,614
1/31/2022	$16,348	$20,779	$17,661
2/28/2022	$16,095	$20,157	$17,294
3/31/2022	$16,113	$20,905	$17,688
4/30/2022	$14,812	$19,082	$16,318
5/31/2022	$14,765	$19,117	$16,344
6/30/2022	$13,514	$17,539	$15,031
7/31/2022	$14,531	$19,157	$16,187
8/31/2022	$14,023	$18,375	$15,574
9/30/2022	$12,766	$16,683	$14,217
10/31/2022	$13,672	$18,034	$15,180
11/30/2022	$14,467	$19,042	$16,126
12/31/2022	$13,834	$17,944	$15,478
1/31/2023	$14,926	$19,072	$16,525
2/28/2023	$14,544	$18,607	$16,153
3/31/2023	$14,682	$19,290	$16,560
4/30/2023	$14,682	$19,591	$16,802
5/31/2023	$14,500	$19,676	$16,661
6/30/2023	$15,330	$20,976	$17,606
7/31/2023	$15,914	$21,650	$18,167
8/31/2023	$15,421	$21,305	$17,762
9/30/2023	$14,773	$20,289	$17,035
10/31/2023	$14,134	$19,863	$16,549
11/30/2023	$15,321	$21,677	$17,997
12/31/2023	$16,324	$22,662	$18,917
1/31/2024	$16,212	$23,042	$19,076
2/29/2024	$16,923	$24,273	$19,824
3/31/2024	$17,445	$25,054	$20,429
4/30/2024	$16,602	$24,030	$19,681
5/31/2024	$17,052	$25,222	$20,507
6/30/2024	$17,155	$26,127	$20,863
7/31/2024	$17,736	$26,445	$21,313
8/31/2024	$18,204	$27,087	$21,815
9/30/2024	$18,494	$27,665	$22,201
10/31/2024	$18,268	$27,414	$21,792

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/19/17
Class R	29.25%	9.05%	8.42%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	14.49%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	31.68%	11.60%	11.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 154,651,467
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 151,554
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,651,467
Number of Portfolio Holdings	12
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$151,554

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	68.3%
International Equity Funds	22.4
U.S. Fixed Income Funds	9.3
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Large Growth, Class I3	23.6%
Transamerica International Equity, Class I3	22.4
Transamerica Large Value Opportunities, Class I3	22.4
Transamerica Mid Cap Growth, Class I3	6.0
Transamerica Small Cap Value, Class I3	5.6
Transamerica Mid Cap Value Opportunities, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171787
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Long Horizon
Class Name	Class R4
Trading Symbol	TALFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is rebalanced periodically to maintain the overall allocations. The Fund’s best-performing holding in the fiscal year, with a 21% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 2%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 6%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 0.5%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,137	$10,269	$10,192
12/31/2014	$10,048	$10,243	$10,106
1/31/2015	$9,910	$9,936	$9,929
2/28/2015	$10,499	$10,507	$10,449
3/31/2015	$10,474	$10,340	$10,339
4/30/2015	$10,585	$10,440	$10,482
5/31/2015	$10,686	$10,574	$10,557
6/30/2015	$10,538	$10,369	$10,359
7/31/2015	$10,677	$10,586	$10,515
8/31/2015	$10,075	$9,948	$9,907
9/30/2015	$9,753	$9,702	$9,593
10/31/2015	$10,383	$10,520	$10,273
11/30/2015	$10,383	$10,551	$10,266
12/31/2015	$10,111	$10,385	$10,075
1/31/2016	$9,431	$9,869	$9,539
2/29/2016	$9,366	$9,856	$9,511
3/31/2016	$9,985	$10,525	$10,126
4/30/2016	$10,031	$10,566	$10,258
5/31/2016	$10,125	$10,755	$10,354
6/30/2016	$9,993	$10,783	$10,308
7/31/2016	$10,415	$11,181	$10,710
8/31/2016	$10,472	$11,196	$10,734
9/30/2016	$10,522	$11,199	$10,780
10/31/2016	$10,353	$10,994	$10,573
11/30/2016	$10,635	$11,401	$10,830
12/31/2016	$10,826	$11,627	$11,060
1/31/2017	$11,033	$11,847	$11,282
2/28/2017	$11,307	$12,318	$11,598
3/31/2017	$11,384	$12,332	$11,677
4/30/2017	$11,545	$12,459	$11,828
5/31/2017	$11,686	$12,634	$12,012
6/30/2017	$11,755	$12,713	$12,084
7/31/2017	$11,987	$12,974	$12,328
8/31/2017	$11,941	$13,014	$12,350
9/30/2017	$12,195	$13,283	$12,626
10/31/2017	$12,416	$13,593	$12,851
11/30/2017	$12,718	$14,009	$13,140
12/31/2017	$12,826	$14,165	$13,290
1/31/2018	$13,389	$14,976	$13,895
2/28/2018	$12,873	$14,424	$13,389
3/31/2018	$12,765	$14,058	$13,164
4/30/2018	$12,848	$14,112	$13,271
5/31/2018	$13,082	$14,451	$13,467
6/30/2018	$13,059	$14,540	$13,492
7/31/2018	$13,353	$15,081	$13,870
8/31/2018	$13,611	$15,573	$14,137
9/30/2018	$13,575	$15,662	$14,176
10/31/2018	$12,505	$14,591	$13,205
11/30/2018	$12,658	$14,888	$13,379
12/31/2018	$11,643	$13,544	$12,398
1/31/2019	$12,640	$14,629	$13,334
2/28/2019	$13,021	$15,099	$13,731
3/31/2019	$13,060	$15,393	$13,903
4/30/2019	$13,520	$16,016	$14,372
5/31/2019	$12,719	$14,998	$13,612
6/30/2019	$13,496	$16,055	$14,454
7/31/2019	$13,562	$16,286	$14,559
8/31/2019	$13,246	$16,028	$14,302
9/30/2019	$13,538	$16,328	$14,560
10/31/2019	$13,827	$16,681	$14,884
11/30/2019	$14,288	$17,287	$15,304
12/31/2019	$14,575	$17,809	$15,721
1/31/2020	$14,501	$17,802	$15,657
2/29/2020	$13,532	$16,336	$14,489
3/31/2020	$11,475	$14,319	$12,644
4/30/2020	$12,873	$16,154	$13,989
5/31/2020	$13,770	$16,923	$14,644
6/30/2020	$14,224	$17,260	$14,997
7/31/2020	$14,857	$18,233	$15,686
8/31/2020	$15,594	$19,544	$16,632
9/30/2020	$15,240	$18,801	$16,117
10/31/2020	$14,930	$18,301	$15,733
11/30/2020	$16,964	$20,305	$17,598
12/31/2020	$17,706	$21,085	$18,325
1/31/2021	$17,689	$20,872	$18,223
2/28/2021	$18,330	$21,448	$18,696
3/31/2021	$18,740	$22,387	$19,247
4/30/2021	$19,430	$23,582	$20,067
5/31/2021	$19,578	$23,747	$20,308
6/30/2021	$19,905	$24,301	$20,604
7/31/2021	$20,053	$24,878	$20,889
8/31/2021	$20,431	$25,635	$21,363
9/30/2021	$19,676	$24,443	$20,577
10/31/2021	$20,598	$26,155	$21,647
11/30/2021	$19,939	$25,974	$21,190
12/31/2021	$20,505	$27,138	$22,007
1/31/2022	$19,205	$25,734	$20,880
2/28/2022	$18,907	$24,963	$20,446
3/31/2022	$18,941	$25,890	$20,912
4/30/2022	$17,396	$23,632	$19,292
5/31/2022	$17,359	$23,676	$19,322
6/30/2022	$15,903	$21,721	$17,770
7/31/2022	$17,097	$23,724	$19,137
8/31/2022	$16,500	$22,757	$18,412
9/30/2022	$15,035	$20,661	$16,808
10/31/2022	$16,100	$22,334	$17,946
11/30/2022	$17,034	$23,582	$19,065
12/31/2022	$16,303	$22,223	$18,299
1/31/2023	$17,586	$23,619	$19,536
2/28/2023	$17,137	$23,043	$19,097
3/31/2023	$17,311	$23,889	$19,578
4/30/2023	$17,311	$24,262	$19,863
5/31/2023	$17,075	$24,367	$19,697
6/30/2023	$18,063	$25,977	$20,815
7/31/2023	$18,750	$26,812	$21,478
8/31/2023	$18,192	$26,385	$20,999
9/30/2023	$17,440	$25,127	$20,139
10/31/2023	$16,687	$24,599	$19,565
11/30/2023	$18,085	$26,845	$21,277
12/31/2023	$19,273	$28,065	$22,364
1/31/2024	$19,141	$28,536	$22,552
2/29/2024	$19,979	$30,060	$23,436
3/31/2024	$20,606	$31,027	$24,152
4/30/2024	$19,612	$29,760	$23,267
5/31/2024	$20,142	$31,236	$24,244
6/30/2024	$20,275	$32,356	$24,664
7/31/2024	$20,959	$32,750	$25,197
8/31/2024	$21,511	$33,545	$25,791
9/30/2024	$21,856	$34,261	$26,247
10/31/2024	$21,591	$33,950	$25,763

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	29.39%	9.32%	8.00%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	31.68%	11.60%	9.93%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 154,651,467
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 151,554
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,651,467
Number of Portfolio Holdings	12
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$151,554

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	68.3%
International Equity Funds	22.4
U.S. Fixed Income Funds	9.3
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Large Growth, Class I3	23.6%
Transamerica International Equity, Class I3	22.4
Transamerica Large Value Opportunities, Class I3	22.4
Transamerica Mid Cap Growth, Class I3	6.0
Transamerica Small Cap Value, Class I3	5.6
Transamerica Mid Cap Value Opportunities, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171788
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Short Horizon
Class Name	Class R
Trading Symbol	TSHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 3% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 10%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 1%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 17%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,030	$10,029	$10,045
6/30/2017	$10,020	$10,019	$10,033
7/31/2017	$10,081	$10,062	$10,096
8/31/2017	$10,131	$10,152	$10,159
9/30/2017	$10,132	$10,104	$10,158
10/31/2017	$10,172	$10,110	$10,188
11/30/2017	$10,193	$10,097	$10,205
12/31/2017	$10,235	$10,143	$10,255
1/31/2018	$10,225	$10,026	$10,243
2/28/2018	$10,093	$9,931	$10,133
3/31/2018	$10,123	$9,995	$10,157
4/30/2018	$10,092	$9,920	$10,134
5/31/2018	$10,163	$9,991	$10,199
6/30/2018	$10,160	$9,979	$10,206
7/31/2018	$10,191	$9,981	$10,244
8/31/2018	$10,262	$10,046	$10,324
9/30/2018	$10,224	$9,981	$10,284
10/31/2018	$10,049	$9,902	$10,134
11/30/2018	$10,070	$9,961	$10,182
12/31/2018	$10,048	$10,144	$10,182
1/31/2019	$10,268	$10,252	$10,389
2/28/2019	$10,330	$10,246	$10,440
3/31/2019	$10,459	$10,443	$10,596
4/30/2019	$10,512	$10,445	$10,662
5/31/2019	$10,533	$10,631	$10,710
6/30/2019	$10,700	$10,764	$10,895
7/31/2019	$10,732	$10,788	$10,926
8/31/2019	$10,880	$11,067	$11,091
9/30/2019	$10,851	$11,009	$11,065
10/31/2019	$10,904	$11,042	$11,120
11/30/2019	$10,957	$11,036	$11,160
12/31/2019	$11,001	$11,028	$11,223
1/31/2020	$11,129	$11,241	$11,363
2/29/2020	$11,140	$11,443	$11,386
3/31/2020	$10,532	$11,376	$11,061
4/30/2020	$10,909	$11,578	$11,373
5/31/2020	$11,093	$11,632	$11,514
6/30/2020	$11,251	$11,705	$11,608
7/31/2020	$11,500	$11,880	$11,844
8/31/2020	$11,554	$11,784	$11,912
9/30/2020	$11,517	$11,777	$11,849
10/31/2020	$11,451	$11,725	$11,788
11/30/2020	$11,767	$11,840	$12,060
12/31/2020	$11,896	$11,856	$12,167
1/31/2021	$11,862	$11,771	$12,131
2/28/2021	$11,784	$11,601	$12,060
3/31/2021	$11,776	$11,456	$12,031
4/30/2021	$11,910	$11,547	$12,171
5/31/2021	$11,966	$11,585	$12,230
6/30/2021	$12,064	$11,666	$12,316
7/31/2021	$12,177	$11,796	$12,455
8/31/2021	$12,199	$11,774	$12,480
9/30/2021	$12,071	$11,672	$12,363
10/31/2021	$12,150	$11,669	$12,448
11/30/2021	$12,128	$11,703	$12,443
12/31/2021	$12,172	$11,673	$12,504
1/31/2022	$11,878	$11,422	$12,224
2/28/2022	$11,784	$11,295	$12,130
3/31/2022	$11,598	$10,981	$11,937
4/30/2022	$11,173	$10,564	$11,537
5/31/2022	$11,161	$10,632	$11,570
6/30/2022	$10,830	$10,465	$11,242
7/31/2022	$11,164	$10,721	$11,611
8/31/2022	$10,914	$10,418	$11,327
9/30/2022	$10,411	$9,968	$10,817
10/31/2022	$10,459	$9,839	$10,885
11/30/2022	$10,735	$10,201	$11,200
12/31/2022	$10,656	$10,155	$11,103
1/31/2023	$10,976	$10,467	$11,427
2/28/2023	$10,779	$10,196	$11,213
3/31/2023	$10,964	$10,455	$11,466
4/30/2023	$11,001	$10,519	$11,532
5/31/2023	$10,914	$10,404	$11,431
6/30/2023	$10,985	$10,367	$11,490
7/31/2023	$11,060	$10,360	$11,554
8/31/2023	$10,972	$10,294	$11,490
9/30/2023	$10,749	$10,032	$11,259
10/31/2023	$10,598	$9,874	$11,126
11/30/2023	$11,026	$10,321	$11,577
12/31/2023	$11,419	$10,716	$11,956
1/31/2024	$11,406	$10,687	$11,965
2/29/2024	$11,381	$10,536	$11,920
3/31/2024	$11,507	$10,633	$12,046
4/30/2024	$11,238	$10,364	$11,809
5/31/2024	$11,417	$10,540	$12,014
6/30/2024	$11,533	$10,640	$12,131
7/31/2024	$11,739	$10,888	$12,368
8/31/2024	$11,920	$11,045	$12,533
9/30/2024	$12,066	$11,193	$12,701
10/31/2024	$11,871	$10,915	$12,483

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/19/17
Class R	12.01%	1.71%	2.33%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.18%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	12.20%	2.34%	3.02%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 72,452,624
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 75,695
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,452,624
Number of Portfolio Holdings	10
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (net of waivers and reimbursements)	$75,695

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.2%
U.S. Equity Funds	8.6
International Equity Funds	2.1
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	43.8%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	17.3
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.3
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171789
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Short Horizon
Class Name	Class R4
Trading Symbol	TSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 3% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 10%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 1%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 17%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,036	$10,071	$10,054
12/31/2014	$9,997	$10,080	$10,015
1/31/2015	$10,132	$10,292	$10,152
2/28/2015	$10,169	$10,195	$10,169
3/31/2015	$10,167	$10,242	$10,171
4/30/2015	$10,185	$10,206	$10,191
5/31/2015	$10,167	$10,181	$10,181
6/30/2015	$10,070	$10,070	$10,081
7/31/2015	$10,107	$10,140	$10,128
8/31/2015	$9,997	$10,125	$10,027
9/30/2015	$9,938	$10,194	$9,995
10/31/2015	$10,048	$10,196	$10,104
11/30/2015	$10,021	$10,169	$10,064
12/31/2015	$9,925	$10,136	$9,990
1/31/2016	$9,906	$10,275	$10,011
2/29/2016	$9,934	$10,348	$10,064
3/31/2016	$10,132	$10,443	$10,252
4/30/2016	$10,197	$10,483	$10,328
5/31/2016	$10,206	$10,486	$10,337
6/30/2016	$10,314	$10,674	$10,472
7/31/2016	$10,445	$10,742	$10,585
8/31/2016	$10,464	$10,730	$10,595
9/30/2016	$10,490	$10,723	$10,614
10/31/2016	$10,434	$10,641	$10,550
11/30/2016	$10,321	$10,390	$10,428
12/31/2016	$10,370	$10,404	$10,478
1/31/2017	$10,446	$10,425	$10,539
2/28/2017	$10,541	$10,495	$10,631
3/31/2017	$10,538	$10,489	$10,632
4/30/2017	$10,614	$10,570	$10,708
5/31/2017	$10,674	$10,651	$10,773
6/30/2017	$10,666	$10,641	$10,761
7/31/2017	$10,741	$10,687	$10,828
8/31/2017	$10,795	$10,782	$10,895
9/30/2017	$10,792	$10,731	$10,895
10/31/2017	$10,835	$10,737	$10,927
11/30/2017	$10,857	$10,723	$10,945
12/31/2017	$10,909	$10,773	$10,999
1/31/2018	$10,898	$10,649	$10,985
2/28/2018	$10,758	$10,548	$10,868
3/31/2018	$10,785	$10,615	$10,893
4/30/2018	$10,764	$10,536	$10,868
5/31/2018	$10,840	$10,611	$10,938
6/30/2018	$10,837	$10,598	$10,946
7/31/2018	$10,870	$10,601	$10,987
8/31/2018	$10,946	$10,669	$11,072
9/30/2018	$10,902	$10,600	$11,029
10/31/2018	$10,726	$10,517	$10,869
11/30/2018	$10,748	$10,579	$10,921
12/31/2018	$10,733	$10,774	$10,920
1/31/2019	$10,967	$10,888	$11,142
2/28/2019	$11,033	$10,882	$11,197
3/31/2019	$11,178	$11,091	$11,364
4/30/2019	$11,234	$11,094	$11,435
5/31/2019	$11,257	$11,291	$11,486
6/30/2019	$11,443	$11,432	$11,685
7/31/2019	$11,477	$11,458	$11,718
8/31/2019	$11,635	$11,755	$11,896
9/30/2019	$11,611	$11,692	$11,868
10/31/2019	$11,668	$11,727	$11,927
11/30/2019	$11,736	$11,721	$11,969
12/31/2019	$11,778	$11,713	$12,037
1/31/2020	$11,927	$11,938	$12,187
2/29/2020	$11,927	$12,153	$12,211
3/31/2020	$11,284	$12,082	$11,863
4/30/2020	$11,688	$12,297	$12,198
5/31/2020	$11,896	$12,354	$12,349
6/30/2020	$12,062	$12,432	$12,449
7/31/2020	$12,329	$12,617	$12,703
8/31/2020	$12,387	$12,515	$12,775
9/30/2020	$12,343	$12,509	$12,708
10/31/2020	$12,285	$12,453	$12,642
11/30/2020	$12,634	$12,575	$12,934
12/31/2020	$12,769	$12,592	$13,049
1/31/2021	$12,733	$12,502	$13,010
2/28/2021	$12,661	$12,321	$12,934
3/31/2021	$12,636	$12,168	$12,903
4/30/2021	$12,793	$12,264	$13,054
5/31/2021	$12,865	$12,304	$13,117
6/30/2021	$12,966	$12,390	$13,209
7/31/2021	$13,087	$12,529	$13,357
8/31/2021	$13,111	$12,505	$13,384
9/30/2021	$12,982	$12,397	$13,259
10/31/2021	$13,067	$12,393	$13,350
11/30/2021	$13,043	$12,430	$13,345
12/31/2021	$13,100	$12,398	$13,410
1/31/2022	$12,783	$12,131	$13,110
2/28/2022	$12,682	$11,996	$13,009
3/31/2022	$12,477	$11,662	$12,802
4/30/2022	$12,032	$11,220	$12,374
5/31/2022	$12,019	$11,292	$12,408
6/30/2022	$11,658	$11,115	$12,057
7/31/2022	$12,030	$11,387	$12,453
8/31/2022	$11,761	$11,065	$12,148
9/30/2022	$11,227	$10,587	$11,601
10/31/2022	$11,279	$10,450	$11,674
11/30/2022	$11,576	$10,834	$12,012
12/31/2022	$11,486	$10,785	$11,908
1/31/2023	$11,844	$11,117	$12,255
2/28/2023	$11,632	$10,829	$12,026
3/31/2023	$11,825	$11,104	$12,297
4/30/2023	$11,878	$11,172	$12,368
5/31/2023	$11,785	$11,050	$12,260
6/30/2023	$11,855	$11,011	$12,323
7/31/2023	$11,949	$11,003	$12,391
8/31/2023	$11,855	$10,933	$12,323
9/30/2023	$11,621	$10,655	$12,076
10/31/2023	$11,458	$10,487	$11,932
11/30/2023	$11,920	$10,962	$12,417
12/31/2023	$12,339	$11,381	$12,822
1/31/2024	$12,326	$11,350	$12,832
2/29/2024	$12,312	$11,190	$12,784
3/31/2024	$12,454	$11,293	$12,919
4/30/2024	$12,163	$11,008	$12,665
5/31/2024	$12,357	$11,194	$12,885
6/30/2024	$12,481	$11,300	$13,010
7/31/2024	$12,703	$11,564	$13,264
8/31/2024	$12,897	$11,731	$13,442
9/30/2024	$13,059	$11,888	$13,622
10/31/2024	$12,862	$11,593	$13,388

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	12.26%	1.97%	2.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	12.20%	2.34%	2.96%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 72,452,624
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 75,695
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,452,624
Number of Portfolio Holdings	10
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (net of waivers and reimbursements)	$75,695

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.2%
U.S. Equity Funds	8.6
International Equity Funds	2.1
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	43.8%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	17.3
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.3
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152515
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2015
Class Name	Class R1
Trading Symbol	TCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed, the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,000	$10,041	$9,995
4/30/2015	$10,060	$10,030	$10,028
5/31/2015	$10,050	$10,012	$10,028
6/30/2015	$9,860	$9,900	$9,908
7/31/2015	$9,960	$9,958	$9,987
8/31/2015	$9,570	$9,929	$9,772
9/30/2015	$9,430	$9,968	$9,701
10/31/2015	$9,760	$9,999	$9,923
11/30/2015	$9,730	$9,963	$9,905
12/31/2015	$9,606	$9,913	$9,812
1/31/2016	$9,335	$10,023	$9,723
2/29/2016	$9,285	$10,094	$9,759
3/31/2016	$9,627	$10,217	$10,026
4/30/2016	$9,687	$10,287	$10,077
5/31/2016	$9,717	$10,295	$10,107
6/30/2016	$9,818	$10,476	$10,212
7/31/2016	$10,049	$10,563	$10,355
8/31/2016	$10,049	$10,574	$10,359
9/30/2016	$10,079	$10,577	$10,381
10/31/2016	$9,908	$10,506	$10,278
11/30/2016	$9,858	$10,270	$10,222
12/31/2016	$9,974	$10,301	$10,303
1/31/2017	$10,096	$10,337	$10,386
2/28/2017	$10,239	$10,417	$10,505
3/31/2017	$10,280	$10,413	$10,530
4/30/2017	$10,382	$10,500	$10,617
5/31/2017	$10,494	$10,581	$10,701
6/30/2017	$10,525	$10,572	$10,718
7/31/2017	$10,657	$10,624	$10,824
8/31/2017	$10,698	$10,716	$10,870
9/30/2017	$10,779	$10,678	$10,939
10/31/2017	$10,871	$10,691	$11,021
11/30/2017	$10,953	$10,675	$11,107
12/31/2017	$11,045	$10,722	$11,183
1/31/2018	$11,211	$10,619	$11,317
2/28/2018	$10,899	$10,518	$11,119
3/31/2018	$10,878	$10,571	$11,094
4/30/2018	$10,836	$10,501	$11,095
5/31/2018	$10,940	$10,558	$11,174
6/30/2018	$10,930	$10,543	$11,171
7/31/2018	$11,076	$10,565	$11,279
8/31/2018	$11,180	$10,617	$11,368
9/30/2018	$11,138	$10,571	$11,344
10/31/2018	$10,680	$10,483	$11,013
11/30/2018	$10,784	$10,530	$11,104
12/31/2018	$10,415	$10,695	$10,899
1/31/2019	$10,856	$10,842	$11,255
2/28/2019	$11,000	$10,854	$11,366
3/31/2019	$11,165	$11,050	$11,506
4/30/2019	$11,342	$11,066	$11,644
5/31/2019	$11,099	$11,235	$11,504
6/30/2019	$11,507	$11,394	$11,830
7/31/2019	$11,540	$11,428	$11,873
8/31/2019	$11,584	$11,686	$11,927
9/30/2019	$11,650	$11,636	$11,986
10/31/2019	$11,772	$11,673	$12,103
11/30/2019	$11,937	$11,671	$12,214
12/31/2019	$12,100	$11,689	$12,352
1/31/2020	$12,157	$11,898	$12,421
2/29/2020	$11,804	$12,076	$12,167
3/31/2020	$10,950	$11,841	$11,526
4/30/2020	$11,622	$12,078	$12,081
5/31/2020	$11,941	$12,191	$12,317
6/30/2020	$12,123	$12,292	$12,469
7/31/2020	$12,511	$12,508	$12,765
8/31/2020	$12,830	$12,436	$12,924
9/30/2020	$12,625	$12,414	$12,809
10/31/2020	$12,465	$12,369	$12,713
11/30/2020	$13,228	$12,531	$13,236
12/31/2020	$13,526	$12,574	$13,440
1/31/2021	$13,467	$12,495	$13,400
2/28/2021	$13,537	$12,334	$13,407
3/31/2021	$13,655	$12,190	$13,444
4/30/2021	$13,983	$12,293	$13,670
5/31/2021	$14,064	$12,340	$13,756
6/30/2021	$14,217	$12,430	$13,856
7/31/2021	$14,381	$12,554	$13,971
8/31/2021	$14,509	$12,546	$14,065
9/30/2021	$14,158	$12,439	$13,852
10/31/2021	$14,509	$12,429	$14,046
11/30/2021	$14,381	$12,444	$13,960
12/31/2021	$14,621	$12,435	$14,127
1/31/2022	$14,112	$12,163	$13,749
2/28/2022	$13,864	$11,997	$13,602
3/31/2022	$13,814	$11,675	$13,488
4/30/2022	$13,070	$11,239	$12,937
5/31/2022	$13,070	$11,301	$12,982
6/30/2022	$12,387	$11,076	$12,505
7/31/2022	$12,970	$11,354	$12,944
8/31/2022	$12,598	$11,059	$12,644
9/30/2022	$11,779	$10,582	$12,008
10/31/2022	$12,064	$10,466	$12,211
11/30/2022	$12,648	$10,856	$12,703
12/31/2022	$12,366	$10,820	$12,549
1/31/2023	$12,988	$11,155	$13,016
2/28/2023	$12,667	$10,881	$12,783
3/31/2023	$12,912	$11,136	$13,032
4/30/2023	$13,007	$11,204	$13,133
5/31/2023	$12,856	$11,088	$13,007
6/30/2023	$13,195	$11,071	$13,239
7/31/2023	$13,402	$11,082	$13,404
8/31/2023	$13,214	$11,015	$13,243
9/30/2023	$12,799	$10,753	$12,894
10/31/2023	$12,535	$10,591	$12,664
11/30/2023	$13,270	$11,068	$13,349
12/31/2023	$13,828	$11,488	$13,847
1/31/2024	$13,809	$11,460	$13,862
2/29/2024	$14,002	$11,323	$13,951
3/31/2024	$14,272	$11,434	$14,169
4/30/2024	$13,867	$11,167	$13,849
5/31/2024	$14,175	$11,352	$14,173
6/30/2024	$14,310	$11,456	$14,328
7/31/2024	$14,600	$11,716	$14,608
8/31/2024	$14,870	$11,888	$14,839
9/30/2024	$15,082	$12,051	$15,067
10/31/2024	$14,793	$11,777	$14,759

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	18.01%	4.67%	4.13%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 25,118,076
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,118,076
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.4%
U.S. Equity Funds	26.0
International Equity Funds	13.8
International Fixed Income Funds	5.1
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.0%
iShares Core U.S. Aggregate Bond ETF	14.4
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.3
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210407
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2015
Class Name	Class R3
Trading Symbol	TCTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed, the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,120	$10,181	$10,123
4/30/2019	$10,280	$10,195	$10,244
5/31/2019	$10,070	$10,351	$10,121
6/30/2019	$10,440	$10,497	$10,408
7/31/2019	$10,470	$10,529	$10,445
8/31/2019	$10,511	$10,767	$10,494
9/30/2019	$10,571	$10,720	$10,546
10/31/2019	$10,691	$10,755	$10,648
11/30/2019	$10,831	$10,753	$10,746
12/31/2019	$10,988	$10,769	$10,867
1/31/2020	$11,040	$10,962	$10,928
2/29/2020	$10,728	$11,126	$10,704
3/31/2020	$9,950	$10,909	$10,141
4/30/2020	$10,573	$11,127	$10,629
5/31/2020	$10,863	$11,231	$10,836
6/30/2020	$11,029	$11,325	$10,970
7/31/2020	$11,382	$11,524	$11,230
8/31/2020	$11,662	$11,457	$11,370
9/30/2020	$11,496	$11,437	$11,269
10/31/2020	$11,341	$11,396	$11,185
11/30/2020	$12,036	$11,545	$11,645
12/31/2020	$12,320	$11,585	$11,825
1/31/2021	$12,256	$11,512	$11,789
2/28/2021	$12,331	$11,363	$11,795
3/31/2021	$12,449	$11,231	$11,828
4/30/2021	$12,738	$11,325	$12,027
5/31/2021	$12,812	$11,369	$12,103
6/30/2021	$12,962	$11,451	$12,190
7/31/2021	$13,112	$11,566	$12,292
8/31/2021	$13,240	$11,559	$12,375
9/30/2021	$12,919	$11,460	$12,187
10/31/2021	$13,240	$11,451	$12,358
11/30/2021	$13,133	$11,464	$12,282
12/31/2021	$13,346	$11,457	$12,429
1/31/2022	$12,880	$11,206	$12,096
2/28/2022	$12,653	$11,053	$11,967
3/31/2022	$12,619	$10,756	$11,867
4/30/2022	$11,948	$10,355	$11,382
5/31/2022	$11,948	$10,412	$11,422
6/30/2022	$11,323	$10,204	$11,002
7/31/2022	$11,869	$10,461	$11,388
8/31/2022	$11,527	$10,189	$11,124
9/30/2022	$10,789	$9,750	$10,565
10/31/2022	$11,095	$9,643	$10,744
11/30/2022	$11,618	$10,002	$11,176
12/31/2022	$11,372	$9,968	$11,040
1/31/2023	$11,947	$10,277	$11,451
2/28/2023	$11,651	$10,025	$11,247
3/31/2023	$11,895	$10,260	$11,466
4/30/2023	$11,964	$10,323	$11,555
5/31/2023	$11,843	$10,216	$11,443
6/30/2023	$12,139	$10,200	$11,648
7/31/2023	$12,348	$10,210	$11,793
8/31/2023	$12,156	$10,149	$11,651
9/30/2023	$11,790	$9,907	$11,344
10/31/2023	$11,547	$9,758	$11,142
11/30/2023	$12,243	$10,197	$11,744
12/31/2023	$12,762	$10,584	$12,183
1/31/2024	$12,744	$10,558	$12,196
2/29/2024	$12,941	$10,432	$12,274
3/31/2024	$13,174	$10,534	$12,466
4/30/2024	$12,798	$10,288	$12,184
5/31/2024	$13,102	$10,458	$12,469
6/30/2024	$13,227	$10,554	$12,606
7/31/2024	$13,496	$10,794	$12,852
8/31/2024	$13,746	$10,953	$13,055
9/30/2024	$13,943	$11,103	$13,256
10/31/2024	$13,675	$10,851	$12,985

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	18.43%	5.05%	5.67%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.71%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 25,118,076
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,118,076
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.4%
U.S. Equity Funds	26.0
International Equity Funds	13.8
International Fixed Income Funds	5.1
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.0%
iShares Core U.S. Aggregate Bond ETF	14.4
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.3
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152516
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2015
Class Name	Class R6
Trading Symbol	TDKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed, the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,010	$10,041	$9,995
4/30/2015	$10,070	$10,030	$10,028
5/31/2015	$10,060	$10,012	$10,028
6/30/2015	$9,880	$9,900	$9,908
7/31/2015	$9,990	$9,958	$9,987
8/31/2015	$9,600	$9,929	$9,772
9/30/2015	$9,470	$9,968	$9,701
10/31/2015	$9,800	$9,999	$9,923
11/30/2015	$9,770	$9,963	$9,905
12/31/2015	$9,654	$9,913	$9,812
1/31/2016	$9,382	$10,023	$9,723
2/29/2016	$9,342	$10,094	$9,759
3/31/2016	$9,695	$10,217	$10,026
4/30/2016	$9,755	$10,287	$10,077
5/31/2016	$9,795	$10,295	$10,107
6/30/2016	$9,906	$10,476	$10,212
7/31/2016	$10,138	$10,563	$10,355
8/31/2016	$10,138	$10,574	$10,359
9/30/2016	$10,188	$10,577	$10,381
10/31/2016	$10,007	$10,506	$10,278
11/30/2016	$9,967	$10,270	$10,222
12/31/2016	$10,093	$10,301	$10,303
1/31/2017	$10,216	$10,337	$10,386
2/28/2017	$10,370	$10,417	$10,505
3/31/2017	$10,421	$10,413	$10,530
4/30/2017	$10,524	$10,500	$10,617
5/31/2017	$10,637	$10,581	$10,701
6/30/2017	$10,678	$10,572	$10,718
7/31/2017	$10,821	$10,624	$10,824
8/31/2017	$10,873	$10,716	$10,870
9/30/2017	$10,955	$10,678	$10,939
10/31/2017	$11,058	$10,691	$11,021
11/30/2017	$11,150	$10,675	$11,107
12/31/2017	$11,246	$10,722	$11,183
1/31/2018	$11,426	$10,619	$11,317
2/28/2018	$11,109	$10,518	$11,119
3/31/2018	$11,088	$10,571	$11,094
4/30/2018	$11,067	$10,501	$11,095
5/31/2018	$11,172	$10,558	$11,174
6/30/2018	$11,162	$10,543	$11,171
7/31/2018	$11,320	$10,565	$11,279
8/31/2018	$11,436	$10,617	$11,368
9/30/2018	$11,394	$10,571	$11,344
10/31/2018	$10,929	$10,483	$11,013
11/30/2018	$11,045	$10,530	$11,104
12/31/2018	$10,678	$10,695	$10,899
1/31/2019	$11,129	$10,842	$11,255
2/28/2019	$11,286	$10,854	$11,366
3/31/2019	$11,467	$11,050	$11,506
4/30/2019	$11,647	$11,066	$11,644
5/31/2019	$11,410	$11,235	$11,504
6/30/2019	$11,838	$11,394	$11,830
7/31/2019	$11,883	$11,428	$11,873
8/31/2019	$11,928	$11,686	$11,927
9/30/2019	$11,996	$11,636	$11,986
10/31/2019	$12,131	$11,673	$12,103
11/30/2019	$12,300	$11,671	$12,214
12/31/2019	$12,481	$11,689	$12,352
1/31/2020	$12,540	$11,898	$12,421
2/29/2020	$12,188	$12,076	$12,167
3/31/2020	$11,310	$11,841	$11,526
4/30/2020	$12,024	$12,078	$12,081
5/31/2020	$12,352	$12,191	$12,317
6/30/2020	$12,551	$12,292	$12,469
7/31/2020	$12,961	$12,508	$12,765
8/31/2020	$13,289	$12,436	$12,924
9/30/2020	$13,090	$12,414	$12,809
10/31/2020	$12,926	$12,369	$12,713
11/30/2020	$13,722	$12,531	$13,236
12/31/2020	$14,046	$12,574	$13,440
1/31/2021	$13,985	$12,495	$13,400
2/28/2021	$14,070	$12,334	$13,407
3/31/2021	$14,203	$12,190	$13,444
4/30/2021	$14,554	$12,293	$13,670
5/31/2021	$14,639	$12,340	$13,756
6/30/2021	$14,808	$12,430	$13,856
7/31/2021	$14,990	$12,554	$13,971
8/31/2021	$15,135	$12,546	$14,065
9/30/2021	$14,784	$12,439	$13,852
10/31/2021	$15,147	$12,429	$14,046
11/30/2021	$15,026	$12,444	$13,960
12/31/2021	$15,277	$12,435	$14,127
1/31/2022	$14,747	$12,163	$13,749
2/28/2022	$14,502	$11,997	$13,602
3/31/2022	$14,463	$11,675	$13,488
4/30/2022	$13,688	$11,239	$12,937
5/31/2022	$13,701	$11,301	$12,982
6/30/2022	$12,991	$11,076	$12,505
7/31/2022	$13,611	$11,354	$12,944
8/31/2022	$13,223	$11,059	$12,644
9/30/2022	$12,371	$10,582	$12,008
10/31/2022	$12,681	$10,466	$12,211
11/30/2022	$13,301	$10,856	$12,703
12/31/2022	$13,009	$10,820	$12,549
1/31/2023	$13,659	$11,155	$13,016
2/28/2023	$13,344	$10,881	$12,783
3/31/2023	$13,600	$11,136	$13,032
4/30/2023	$13,698	$11,204	$13,133
5/31/2023	$13,560	$11,088	$13,007
6/30/2023	$13,915	$11,071	$13,239
7/31/2023	$14,152	$11,082	$13,404
8/31/2023	$13,955	$11,015	$13,243
9/30/2023	$13,541	$10,753	$12,894
10/31/2023	$13,265	$10,591	$12,664
11/30/2023	$14,034	$11,068	$13,349
12/31/2023	$14,630	$11,488	$13,847
1/31/2024	$14,630	$11,460	$13,862
2/29/2024	$14,833	$11,323	$13,951
3/31/2024	$15,117	$11,434	$14,169
4/30/2024	$14,712	$11,167	$13,849
5/31/2024	$15,056	$11,352	$14,173
6/30/2024	$15,199	$11,456	$14,328
7/31/2024	$15,523	$11,716	$14,608
8/31/2024	$15,807	$11,888	$14,839
9/30/2024	$16,051	$12,051	$15,067
10/31/2024	$15,746	$11,777	$14,759

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	18.71%	5.36%	4.81%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 25,118,076
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,118,076
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.4%
U.S. Equity Funds	26.0
International Equity Funds	13.8
International Fixed Income Funds	5.1
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.0%
iShares Core U.S. Aggregate Bond ETF	14.4
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.3
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152518
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2020
Class Name	Class R1
Trading Symbol	TCHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,990	$10,041	$9,995
4/30/2015	$10,060	$10,030	$10,028
5/31/2015	$10,050	$10,012	$10,028
6/30/2015	$9,890	$9,900	$9,908
7/31/2015	$9,980	$9,958	$9,987
8/31/2015	$9,580	$9,929	$9,772
9/30/2015	$9,420	$9,968	$9,701
10/31/2015	$9,750	$9,999	$9,923
11/30/2015	$9,730	$9,963	$9,905
12/31/2015	$9,597	$9,913	$9,812
1/31/2016	$9,305	$10,023	$9,723
2/29/2016	$9,255	$10,094	$9,759
3/31/2016	$9,597	$10,217	$10,026
4/30/2016	$9,657	$10,287	$10,077
5/31/2016	$9,687	$10,295	$10,107
6/30/2016	$9,768	$10,476	$10,212
7/31/2016	$10,019	$10,563	$10,355
8/31/2016	$10,009	$10,574	$10,359
9/30/2016	$10,049	$10,577	$10,381
10/31/2016	$9,868	$10,506	$10,278
11/30/2016	$9,838	$10,270	$10,222
12/31/2016	$9,965	$10,301	$10,303
1/31/2017	$10,087	$10,337	$10,386
2/28/2017	$10,250	$10,417	$10,505
3/31/2017	$10,301	$10,413	$10,530
4/30/2017	$10,403	$10,500	$10,617
5/31/2017	$10,515	$10,581	$10,701
6/30/2017	$10,556	$10,572	$10,718
7/31/2017	$10,699	$10,624	$10,824
8/31/2017	$10,739	$10,716	$10,870
9/30/2017	$10,831	$10,678	$10,939
10/31/2017	$10,933	$10,691	$11,021
11/30/2017	$11,035	$10,675	$11,107
12/31/2017	$11,137	$10,722	$11,183
1/31/2018	$11,344	$10,619	$11,317
2/28/2018	$11,002	$10,518	$11,119
3/31/2018	$10,971	$10,571	$11,094
4/30/2018	$10,940	$10,501	$11,095
5/31/2018	$11,043	$10,558	$11,174
6/30/2018	$11,033	$10,543	$11,171
7/31/2018	$11,199	$10,565	$11,279
8/31/2018	$11,313	$10,617	$11,368
9/30/2018	$11,272	$10,571	$11,344
10/31/2018	$10,763	$10,483	$11,013
11/30/2018	$10,877	$10,530	$11,104
12/31/2018	$10,449	$10,695	$10,899
1/31/2019	$10,894	$10,842	$11,255
2/28/2019	$11,050	$10,854	$11,366
3/31/2019	$11,216	$11,050	$11,506
4/30/2019	$11,416	$11,066	$11,644
5/31/2019	$11,138	$11,235	$11,504
6/30/2019	$11,572	$11,394	$11,830
7/31/2019	$11,605	$11,428	$11,873
8/31/2019	$11,616	$11,686	$11,927
9/30/2019	$11,694	$11,636	$11,986
10/31/2019	$11,839	$11,673	$12,103
11/30/2019	$12,017	$11,671	$12,214
12/31/2019	$12,203	$11,689	$12,352
1/31/2020	$12,226	$11,898	$12,421
2/29/2020	$11,831	$12,076	$12,167
3/31/2020	$10,692	$11,841	$11,526
4/30/2020	$10,692	$12,078	$12,081
5/31/2020	$10,703	$12,191	$12,317
6/30/2020	$10,703	$12,292	$12,469
7/31/2020	$10,715	$12,508	$12,765
8/31/2020	$10,762	$12,436	$12,924
9/30/2020	$10,669	$12,414	$12,809
10/31/2020	$10,517	$12,369	$12,713
11/30/2020	$11,192	$12,531	$13,236
12/31/2020	$11,465	$12,574	$13,440
1/31/2021	$11,407	$12,495	$13,400
2/28/2021	$11,489	$12,334	$13,407
3/31/2021	$11,617	$12,190	$13,444
4/30/2021	$11,907	$12,293	$13,670
5/31/2021	$11,989	$12,340	$13,756
6/30/2021	$12,117	$12,430	$13,856
7/31/2021	$12,256	$12,554	$13,971
8/31/2021	$12,384	$12,546	$14,065
9/30/2021	$12,059	$12,439	$13,852
10/31/2021	$12,384	$12,429	$14,046
11/30/2021	$12,256	$12,444	$13,960
12/31/2021	$12,455	$12,435	$14,127
1/31/2022	$12,037	$12,163	$13,749
2/28/2022	$11,816	$11,997	$13,602
3/31/2022	$11,779	$11,675	$13,488
4/30/2022	$11,140	$11,239	$12,937
5/31/2022	$11,127	$11,301	$12,982
6/30/2022	$10,537	$11,076	$12,505
7/31/2022	$11,054	$11,354	$12,944
8/31/2022	$10,734	$11,059	$12,644
9/30/2022	$10,033	$10,582	$12,008
10/31/2022	$10,279	$10,466	$12,211
11/30/2022	$10,771	$10,856	$12,703
12/31/2022	$10,532	$10,820	$12,549
1/31/2023	$11,068	$11,155	$13,016
2/28/2023	$10,792	$10,881	$12,783
3/31/2023	$10,991	$11,136	$13,032
4/30/2023	$11,068	$11,204	$13,133
5/31/2023	$10,961	$11,088	$13,007
6/30/2023	$11,237	$11,071	$13,239
7/31/2023	$11,421	$11,082	$13,404
8/31/2023	$11,252	$11,015	$13,243
9/30/2023	$10,915	$10,753	$12,894
10/31/2023	$10,685	$10,591	$12,664
11/30/2023	$11,298	$11,068	$13,349
12/31/2023	$11,783	$11,488	$13,847
1/31/2024	$11,767	$11,460	$13,862
2/29/2024	$11,924	$11,323	$13,951
3/31/2024	$12,160	$11,434	$14,169
4/30/2024	$11,814	$11,167	$13,849
5/31/2024	$12,081	$11,352	$14,173
6/30/2024	$12,191	$11,456	$14,328
7/31/2024	$12,442	$11,716	$14,608
8/31/2024	$12,677	$11,888	$14,839
9/30/2024	$12,850	$12,051	$15,067
10/31/2024	$12,599	$11,777	$14,759

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	17.91%	1.25%	2.42%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 23,459,205
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$23,459,205
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.6%
U.S. Equity Funds	25.9
International Equity Funds	13.9
International Fixed Income Funds	5.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
iShares Global REIT ETF	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210408
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2020
Class Name	Class R3
Trading Symbol	TCTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,110	$10,181	$10,123
4/30/2019	$10,291	$10,195	$10,244
5/31/2019	$10,040	$10,351	$10,121
6/30/2019	$10,441	$10,497	$10,408
7/31/2019	$10,471	$10,529	$10,445
8/31/2019	$10,481	$10,767	$10,494
9/30/2019	$10,562	$10,720	$10,546
10/31/2019	$10,682	$10,755	$10,648
11/30/2019	$10,843	$10,753	$10,746
12/31/2019	$11,012	$10,769	$10,867
1/31/2020	$11,044	$10,962	$10,928
2/29/2020	$10,686	$11,126	$10,704
3/31/2020	$9,654	$10,909	$10,141
4/30/2020	$9,664	$11,127	$10,629
5/31/2020	$9,675	$11,231	$10,836
6/30/2020	$9,686	$11,325	$10,970
7/31/2020	$9,696	$11,524	$11,230
8/31/2020	$9,728	$11,457	$11,370
9/30/2020	$9,654	$11,437	$11,269
10/31/2020	$9,517	$11,396	$11,185
11/30/2020	$10,128	$11,545	$11,645
12/31/2020	$10,376	$11,585	$11,825
1/31/2021	$10,334	$11,512	$11,789
2/28/2021	$10,408	$11,363	$11,795
3/31/2021	$10,524	$11,231	$11,828
4/30/2021	$10,788	$11,325	$12,027
5/31/2021	$10,862	$11,369	$12,103
6/30/2021	$10,989	$11,451	$12,190
7/31/2021	$11,116	$11,566	$12,292
8/31/2021	$11,232	$11,559	$12,375
9/30/2021	$10,936	$11,460	$12,187
10/31/2021	$11,232	$11,451	$12,358
11/30/2021	$11,126	$11,464	$12,282
12/31/2021	$11,307	$11,457	$12,429
1/31/2022	$10,926	$11,206	$12,096
2/28/2022	$10,735	$11,053	$11,967
3/31/2022	$10,702	$10,756	$11,867
4/30/2022	$10,119	$10,355	$11,382
5/31/2022	$10,119	$10,412	$11,422
6/30/2022	$9,581	$10,204	$11,002
7/31/2022	$10,052	$10,461	$11,388
8/31/2022	$9,760	$10,189	$11,124
9/30/2022	$9,133	$9,750	$10,565
10/31/2022	$9,402	$9,643	$10,744
11/30/2022	$9,839	$10,002	$11,176
12/31/2022	$9,635	$9,968	$11,040
1/31/2023	$10,114	$10,277	$11,451
2/28/2023	$9,874	$10,025	$11,247
3/31/2023	$10,072	$10,260	$11,466
4/30/2023	$10,142	$10,323	$11,555
5/31/2023	$10,029	$10,216	$11,443
6/30/2023	$10,283	$10,200	$11,648
7/31/2023	$10,452	$10,210	$11,793
8/31/2023	$10,311	$10,149	$11,651
9/30/2023	$10,001	$9,907	$11,344
10/31/2023	$9,790	$9,758	$11,142
11/30/2023	$10,382	$10,197	$11,744
12/31/2023	$10,820	$10,584	$12,183
1/31/2024	$10,806	$10,558	$12,196
2/29/2024	$10,965	$10,432	$12,274
3/31/2024	$11,168	$10,534	$12,466
4/30/2024	$10,849	$10,288	$12,184
5/31/2024	$11,110	$10,458	$12,469
6/30/2024	$11,211	$10,554	$12,606
7/31/2024	$11,443	$10,794	$12,852
8/31/2024	$11,660	$10,953	$13,055
9/30/2024	$11,834	$11,103	$13,256
10/31/2024	$11,602	$10,851	$12,985

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	18.51%	1.67%	2.66%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.71%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 23,459,205
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$23,459,205
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.6%
U.S. Equity Funds	25.9
International Equity Funds	13.9
International Fixed Income Funds	5.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
iShares Global REIT ETF	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152519
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2020
Class Name	Class R6
Trading Symbol	TCSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,000	$10,041	$9,995
4/30/2015	$10,080	$10,030	$10,028
5/31/2015	$10,070	$10,012	$10,028
6/30/2015	$9,900	$9,900	$9,908
7/31/2015	$10,000	$9,958	$9,987
8/31/2015	$9,610	$9,929	$9,772
9/30/2015	$9,450	$9,968	$9,701
10/31/2015	$9,790	$9,999	$9,923
11/30/2015	$9,770	$9,963	$9,905
12/31/2015	$9,653	$9,913	$9,812
1/31/2016	$9,351	$10,023	$9,723
2/29/2016	$9,311	$10,094	$9,759
3/31/2016	$9,663	$10,217	$10,026
4/30/2016	$9,724	$10,287	$10,077
5/31/2016	$9,764	$10,295	$10,107
6/30/2016	$9,855	$10,476	$10,212
7/31/2016	$10,107	$10,563	$10,355
8/31/2016	$10,107	$10,574	$10,359
9/30/2016	$10,147	$10,577	$10,381
10/31/2016	$9,966	$10,506	$10,278
11/30/2016	$9,946	$10,270	$10,222
12/31/2016	$10,078	$10,301	$10,303
1/31/2017	$10,211	$10,337	$10,386
2/28/2017	$10,375	$10,417	$10,505
3/31/2017	$10,437	$10,413	$10,530
4/30/2017	$10,550	$10,500	$10,617
5/31/2017	$10,673	$10,581	$10,701
6/30/2017	$10,714	$10,572	$10,718
7/31/2017	$10,857	$10,624	$10,824
8/31/2017	$10,908	$10,716	$10,870
9/30/2017	$11,011	$10,678	$10,939
10/31/2017	$11,124	$10,691	$11,021
11/30/2017	$11,236	$10,675	$11,107
12/31/2017	$11,338	$10,722	$11,183
1/31/2018	$11,548	$10,619	$11,317
2/28/2018	$11,223	$10,518	$11,119
3/31/2018	$11,181	$10,571	$11,094
4/30/2018	$11,160	$10,501	$11,095
5/31/2018	$11,275	$10,558	$11,174
6/30/2018	$11,265	$10,543	$11,171
7/31/2018	$11,443	$10,565	$11,279
8/31/2018	$11,569	$10,617	$11,368
9/30/2018	$11,527	$10,571	$11,344
10/31/2018	$11,013	$10,483	$11,013
11/30/2018	$11,139	$10,530	$11,104
12/31/2018	$10,714	$10,695	$10,899
1/31/2019	$11,167	$10,842	$11,255
2/28/2019	$11,337	$10,854	$11,366
3/31/2019	$11,519	$11,050	$11,506
4/30/2019	$11,723	$11,066	$11,644
5/31/2019	$11,439	$11,235	$11,504
6/30/2019	$11,893	$11,394	$11,830
7/31/2019	$11,938	$11,428	$11,873
8/31/2019	$11,961	$11,686	$11,927
9/30/2019	$12,051	$11,636	$11,986
10/31/2019	$12,199	$11,673	$12,103
11/30/2019	$12,380	$11,671	$12,214
12/31/2019	$12,576	$11,689	$12,352
1/31/2020	$12,624	$11,898	$12,421
2/29/2020	$12,207	$12,076	$12,167
3/31/2020	$11,037	$11,841	$11,526
4/30/2020	$11,061	$12,078	$12,081
5/31/2020	$11,073	$12,191	$12,317
6/30/2020	$11,085	$12,292	$12,469
7/31/2020	$11,097	$12,508	$12,765
8/31/2020	$11,145	$12,436	$12,924
9/30/2020	$11,061	$12,414	$12,809
10/31/2020	$10,906	$12,369	$12,713
11/30/2020	$11,622	$12,531	$13,236
12/31/2020	$11,912	$12,574	$13,440
1/31/2021	$11,852	$12,495	$13,400
2/28/2021	$11,936	$12,334	$13,407
3/31/2021	$12,081	$12,190	$13,444
4/30/2021	$12,393	$12,293	$13,670
5/31/2021	$12,477	$12,340	$13,756
6/30/2021	$12,622	$12,430	$13,856
7/31/2021	$12,778	$12,554	$13,971
8/31/2021	$12,910	$12,546	$14,065
9/30/2021	$12,585	$12,439	$13,852
10/31/2021	$12,934	$12,429	$14,046
11/30/2021	$12,802	$12,444	$13,960
12/31/2021	$13,021	$12,435	$14,127
1/31/2022	$12,586	$12,163	$13,749
2/28/2022	$12,369	$11,997	$13,602
3/31/2022	$12,330	$11,675	$13,488
4/30/2022	$11,665	$11,239	$12,937
5/31/2022	$11,665	$11,301	$12,982
6/30/2022	$11,051	$11,076	$12,505
7/31/2022	$11,588	$11,354	$12,944
8/31/2022	$11,256	$11,059	$12,644
9/30/2022	$10,540	$10,582	$12,008
10/31/2022	$10,795	$10,466	$12,211
11/30/2022	$11,320	$10,856	$12,703
12/31/2022	$11,087	$10,820	$12,549
1/31/2023	$11,649	$11,155	$13,016
2/28/2023	$11,360	$10,881	$12,783
3/31/2023	$11,585	$11,136	$13,032
4/30/2023	$11,681	$11,204	$13,133
5/31/2023	$11,552	$11,088	$13,007
6/30/2023	$11,857	$11,071	$13,239
7/31/2023	$12,066	$11,082	$13,404
8/31/2023	$11,889	$11,015	$13,243
9/30/2023	$11,536	$10,753	$12,894
10/31/2023	$11,296	$10,591	$12,664
11/30/2023	$11,954	$11,068	$13,349
12/31/2023	$12,478	$11,488	$13,847
1/31/2024	$12,462	$11,460	$13,862
2/29/2024	$12,644	$11,323	$13,951
3/31/2024	$12,908	$11,434	$14,169
4/30/2024	$12,544	$11,167	$13,849
5/31/2024	$12,842	$11,352	$14,173
6/30/2024	$12,974	$11,456	$14,328
7/31/2024	$13,239	$11,716	$14,608
8/31/2024	$13,487	$11,888	$14,839
9/30/2024	$13,685	$12,051	$15,067
10/31/2024	$13,437	$11,777	$14,759

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	18.96%	1.95%	3.10%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 23,459,205
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$23,459,205
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.6%
U.S. Equity Funds	25.9
International Equity Funds	13.9
International Fixed Income Funds	5.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
iShares Global REIT ETF	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152520
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2025
Class Name	Class R1
Trading Symbol	TDITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date 2025 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,990	$10,041	$9,927
4/30/2015	$10,070	$10,030	$10,013
5/31/2015	$10,060	$10,012	$10,054
6/30/2015	$9,850	$9,900	$9,887
7/31/2015	$9,960	$9,958	$9,994
8/31/2015	$9,520	$9,929	$9,562
9/30/2015	$9,360	$9,968	$9,381
10/31/2015	$9,770	$9,999	$9,829
11/30/2015	$9,750	$9,963	$9,828
12/31/2015	$9,622	$9,913	$9,666
1/31/2016	$9,330	$10,023	$9,365
2/29/2016	$9,300	$10,094	$9,347
3/31/2016	$9,753	$10,217	$9,824
4/30/2016	$9,813	$10,287	$9,897
5/31/2016	$9,853	$10,295	$9,968
6/30/2016	$9,934	$10,476	$10,021
7/31/2016	$10,195	$10,563	$10,283
8/31/2016	$10,195	$10,574	$10,301
9/30/2016	$10,235	$10,577	$10,332
10/31/2016	$10,034	$10,506	$10,167
11/30/2016	$10,024	$10,270	$10,262
12/31/2016	$10,166	$10,301	$10,422
1/31/2017	$10,309	$10,337	$10,578
2/28/2017	$10,481	$10,417	$10,782
3/31/2017	$10,542	$10,413	$10,847
4/30/2017	$10,654	$10,500	$10,967
5/31/2017	$10,776	$10,581	$11,100
6/30/2017	$10,817	$10,572	$11,150
7/31/2017	$10,980	$10,624	$11,322
8/31/2017	$11,020	$10,716	$11,346
9/30/2017	$11,132	$10,678	$11,509
10/31/2017	$11,244	$10,691	$11,657
11/30/2017	$11,366	$10,675	$11,829
12/31/2017	$11,472	$10,722	$11,938
1/31/2018	$11,720	$10,619	$12,257
2/28/2018	$11,358	$10,518	$11,914
3/31/2018	$11,306	$10,571	$11,827
4/30/2018	$11,286	$10,501	$11,867
5/31/2018	$11,389	$10,558	$11,986
6/30/2018	$11,368	$10,543	$11,973
7/31/2018	$11,554	$10,565	$12,179
8/31/2018	$11,668	$10,617	$12,312
9/30/2018	$11,637	$10,571	$12,299
10/31/2018	$11,058	$10,483	$11,701
11/30/2018	$11,193	$10,530	$11,844
12/31/2018	$10,739	$10,695	$11,338
1/31/2019	$11,293	$10,842	$11,939
2/28/2019	$11,481	$10,854	$12,151
3/31/2019	$11,658	$11,050	$12,288
4/30/2019	$11,868	$11,066	$12,543
5/31/2019	$11,536	$11,235	$12,148
6/30/2019	$12,012	$11,394	$12,655
7/31/2019	$12,045	$11,428	$12,706
8/31/2019	$12,023	$11,686	$12,638
9/30/2019	$12,134	$11,636	$12,786
10/31/2019	$12,300	$11,673	$12,981
11/30/2019	$12,499	$11,671	$13,173
12/31/2019	$12,716	$11,689	$13,422
1/31/2020	$12,727	$11,898	$13,403
2/29/2020	$12,250	$12,076	$12,819
3/31/2020	$11,022	$11,841	$11,687
4/30/2020	$11,045	$12,078	$12,521
5/31/2020	$11,056	$12,191	$12,891
6/30/2020	$11,056	$12,292	$13,118
7/31/2020	$11,068	$12,508	$13,551
8/31/2020	$11,125	$12,436	$13,937
9/30/2020	$11,022	$12,414	$13,694
10/31/2020	$10,852	$12,369	$13,535
11/30/2020	$11,568	$12,531	$14,525
12/31/2020	$11,874	$12,574	$14,927
1/31/2021	$11,816	$12,495	$14,886
2/28/2021	$11,909	$12,334	$15,071
3/31/2021	$12,060	$12,190	$15,283
4/30/2021	$12,385	$12,293	$15,695
5/31/2021	$12,477	$12,340	$15,840
6/30/2021	$12,616	$12,430	$15,960
7/31/2021	$12,744	$12,554	$16,086
8/31/2021	$12,895	$12,546	$16,300
9/30/2021	$12,547	$12,439	$15,908
10/31/2021	$12,906	$12,429	$16,340
11/30/2021	$12,756	$12,444	$16,129
12/31/2021	$13,000	$12,435	$16,520
1/31/2022	$12,511	$12,163	$15,909
2/28/2022	$12,267	$11,997	$15,690
3/31/2022	$12,267	$11,675	$15,722
4/30/2022	$11,546	$11,239	$14,861
5/31/2022	$11,534	$11,301	$14,919
6/30/2022	$10,874	$11,076	$14,142
7/31/2022	$11,436	$11,354	$14,822
8/31/2022	$11,094	$11,059	$14,409
9/30/2022	$10,324	$10,582	$13,495
10/31/2022	$10,618	$10,466	$13,944
11/30/2022	$11,180	$10,856	$14,649
12/31/2022	$10,906	$10,820	$14,351
1/31/2023	$11,490	$11,155	$15,043
2/28/2023	$11,183	$10,881	$14,740
3/31/2023	$11,413	$11,136	$15,029
4/30/2023	$11,490	$11,204	$15,170
5/31/2023	$11,367	$11,088	$15,001
6/30/2023	$11,705	$11,071	$15,407
7/31/2023	$11,920	$11,082	$15,683
8/31/2023	$11,721	$11,015	$15,441
9/30/2023	$11,352	$10,753	$14,976
10/31/2023	$11,091	$10,591	$14,654
11/30/2023	$11,782	$11,068	$15,567
12/31/2023	$12,305	$11,488	$16,215
1/31/2024	$12,289	$11,460	$16,230
2/29/2024	$12,493	$11,323	$16,456
3/31/2024	$12,744	$11,434	$16,772
4/30/2024	$12,368	$11,167	$16,349
5/31/2024	$12,666	$11,352	$16,797
6/30/2024	$12,791	$11,456	$16,992
7/31/2024	$13,058	$11,716	$17,352
8/31/2024	$13,309	$11,888	$17,649
9/30/2024	$13,498	$12,051	$17,942
10/31/2024	$13,231	$11,777	$17,553

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	19.30%	1.47%	2.94%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date 2025 IndexFootnote Reference(b)	19.78%	6.22%	5.99%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 47,500,450
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$47,500,450
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.0%
U.S. Equity Funds	28.4
International Equity Funds	16.9
International Fixed Income Funds	5.0
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	21.7%
iShares Core S&P 500 ETF	13.8
iShares Core U.S. Aggregate Bond ETF	13.2
iShares Core MSCI EAFE ETF	7.1
Transamerica High Yield Bond, Class R6	7.1
iShares 0-5 Year TIPS Bond ETF	7.0
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.5
Transamerica US Growth, Class R6	2.8
iShares Global REIT ETF	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210409
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2025
Class Name	Class R3
Trading Symbol	TCTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date 2025 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,106	$10,181	$10,112
4/30/2019	$10,298	$10,195	$10,322
5/31/2019	$10,010	$10,351	$9,997
6/30/2019	$10,423	$10,497	$10,414
7/31/2019	$10,452	$10,529	$10,456
8/31/2019	$10,442	$10,767	$10,400
9/30/2019	$10,538	$10,720	$10,522
10/31/2019	$10,683	$10,755	$10,683
11/30/2019	$10,856	$10,753	$10,841
12/31/2019	$11,049	$10,769	$11,045
1/31/2020	$11,059	$10,962	$11,030
2/29/2020	$10,643	$11,126	$10,549
3/31/2020	$9,584	$10,909	$9,617
4/30/2020	$9,604	$11,127	$10,304
5/31/2020	$9,623	$11,231	$10,609
6/30/2020	$9,623	$11,325	$10,795
7/31/2020	$9,633	$11,524	$11,151
8/31/2020	$9,683	$11,457	$11,469
9/30/2020	$9,594	$11,437	$11,269
10/31/2020	$9,445	$11,396	$11,138
11/30/2020	$10,079	$11,545	$11,954
12/31/2020	$10,348	$11,585	$12,284
1/31/2021	$10,288	$11,512	$12,250
2/28/2021	$10,379	$11,363	$12,403
3/31/2021	$10,511	$11,231	$12,577
4/30/2021	$10,794	$11,325	$12,916
5/31/2021	$10,875	$11,369	$13,036
6/30/2021	$10,997	$11,451	$13,135
7/31/2021	$11,119	$11,566	$13,238
8/31/2021	$11,261	$11,559	$13,414
9/30/2021	$10,946	$11,460	$13,091
10/31/2021	$11,271	$11,451	$13,447
11/30/2021	$11,139	$11,464	$13,273
12/31/2021	$11,352	$11,457	$13,595
1/31/2022	$10,934	$11,206	$13,092
2/28/2022	$10,720	$11,053	$12,912
3/31/2022	$10,720	$10,756	$12,939
4/30/2022	$10,088	$10,355	$12,230
5/31/2022	$10,088	$10,412	$12,277
6/30/2022	$9,510	$10,204	$11,638
7/31/2022	$10,003	$10,461	$12,197
8/31/2022	$9,703	$10,189	$11,858
9/30/2022	$9,028	$9,750	$11,106
10/31/2022	$9,296	$9,643	$11,475
11/30/2022	$9,788	$10,002	$12,055
12/31/2022	$9,542	$9,968	$11,810
1/31/2023	$10,071	$10,277	$12,380
2/28/2023	$9,800	$10,025	$12,131
3/31/2023	$9,990	$10,260	$12,368
4/30/2023	$10,071	$10,323	$12,484
5/31/2023	$9,962	$10,216	$12,345
6/30/2023	$10,261	$10,200	$12,679
7/31/2023	$10,464	$10,210	$12,906
8/31/2023	$10,288	$10,149	$12,707
9/30/2023	$9,949	$9,907	$12,324
10/31/2023	$9,718	$9,758	$12,060
11/30/2023	$10,342	$10,197	$12,811
12/31/2023	$10,803	$10,584	$13,344
1/31/2024	$10,789	$10,558	$13,357
2/29/2024	$10,969	$10,432	$13,542
3/31/2024	$11,192	$10,534	$13,803
4/30/2024	$10,872	$10,288	$13,454
5/31/2024	$11,136	$10,458	$13,823
6/30/2024	$11,247	$10,554	$13,983
7/31/2024	$11,484	$10,794	$14,280
8/31/2024	$11,706	$10,953	$14,524
9/30/2024	$11,873	$11,103	$14,766
10/31/2024	$11,637	$10,851	$14,445

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	19.74%	1.73%	2.71%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date 2025 IndexFootnote Reference(b)	19.78%	6.22%	6.70%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 47,500,450
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$47,500,450
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.0%
U.S. Equity Funds	28.4
International Equity Funds	16.9
International Fixed Income Funds	5.0
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	21.7%
iShares Core S&P 500 ETF	13.8
iShares Core U.S. Aggregate Bond ETF	13.2
iShares Core MSCI EAFE ETF	7.1
Transamerica High Yield Bond, Class R6	7.1
iShares 0-5 Year TIPS Bond ETF	7.0
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.5
Transamerica US Growth, Class R6	2.8
iShares Global REIT ETF	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152521
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2025
Class Name	Class R6
Trading Symbol	TDOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date 2025 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,990	$10,041	$9,927
4/30/2015	$10,080	$10,030	$10,013
5/31/2015	$10,080	$10,012	$10,054
6/30/2015	$9,870	$9,900	$9,887
7/31/2015	$9,980	$9,958	$9,994
8/31/2015	$9,550	$9,929	$9,562
9/30/2015	$9,400	$9,968	$9,381
10/31/2015	$9,810	$9,999	$9,829
11/30/2015	$9,800	$9,963	$9,828
12/31/2015	$9,668	$9,913	$9,666
1/31/2016	$9,386	$10,023	$9,365
2/29/2016	$9,355	$10,094	$9,347
3/31/2016	$9,819	$10,217	$9,824
4/30/2016	$9,889	$10,287	$9,897
5/31/2016	$9,929	$10,295	$9,968
6/30/2016	$10,010	$10,476	$10,021
7/31/2016	$10,292	$10,563	$10,283
8/31/2016	$10,292	$10,574	$10,301
9/30/2016	$10,332	$10,577	$10,332
10/31/2016	$10,141	$10,506	$10,167
11/30/2016	$10,141	$10,270	$10,262
12/31/2016	$10,276	$10,301	$10,422
1/31/2017	$10,430	$10,337	$10,578
2/28/2017	$10,614	$10,417	$10,782
3/31/2017	$10,685	$10,413	$10,847
4/30/2017	$10,798	$10,500	$10,967
5/31/2017	$10,931	$10,581	$11,100
6/30/2017	$10,982	$10,572	$11,150
7/31/2017	$11,145	$10,624	$11,322
8/31/2017	$11,196	$10,716	$11,346
9/30/2017	$11,309	$10,678	$11,509
10/31/2017	$11,442	$10,691	$11,657
11/30/2017	$11,565	$10,675	$11,829
12/31/2017	$11,673	$10,722	$11,938
1/31/2018	$11,945	$10,619	$12,257
2/28/2018	$11,579	$10,518	$11,914
3/31/2018	$11,526	$10,571	$11,827
4/30/2018	$11,516	$10,501	$11,867
5/31/2018	$11,631	$10,558	$11,986
6/30/2018	$11,610	$10,543	$11,973
7/31/2018	$11,809	$10,565	$12,179
8/31/2018	$11,934	$10,617	$12,312
9/30/2018	$11,903	$10,571	$12,299
10/31/2018	$11,328	$10,483	$11,701
11/30/2018	$11,453	$10,530	$11,844
12/31/2018	$11,004	$10,695	$11,338
1/31/2019	$11,580	$10,842	$11,939
2/28/2019	$11,772	$10,854	$12,151
3/31/2019	$11,963	$11,050	$12,288
4/30/2019	$12,189	$11,066	$12,543
5/31/2019	$11,851	$11,235	$12,148
6/30/2019	$12,347	$11,394	$12,655
7/31/2019	$12,381	$11,428	$12,706
8/31/2019	$12,381	$11,686	$12,638
9/30/2019	$12,494	$11,636	$12,786
10/31/2019	$12,674	$11,673	$12,981
11/30/2019	$12,878	$11,671	$13,173
12/31/2019	$13,112	$11,689	$13,422
1/31/2020	$13,135	$11,898	$13,403
2/29/2020	$12,645	$12,076	$12,819
3/31/2020	$11,387	$11,841	$11,687
4/30/2020	$11,422	$12,078	$12,521
5/31/2020	$11,433	$12,191	$12,891
6/30/2020	$11,445	$12,292	$13,118
7/31/2020	$11,457	$12,508	$13,551
8/31/2020	$11,515	$12,436	$13,937
9/30/2020	$11,422	$12,414	$13,694
10/31/2020	$11,247	$12,369	$13,535
11/30/2020	$12,004	$12,531	$14,525
12/31/2020	$12,322	$12,574	$14,927
1/31/2021	$12,274	$12,495	$14,886
2/28/2021	$12,382	$12,334	$15,071
3/31/2021	$12,538	$12,190	$15,283
4/30/2021	$12,885	$12,293	$15,695
5/31/2021	$12,981	$12,340	$15,840
6/30/2021	$13,136	$12,430	$15,960
7/31/2021	$13,280	$12,554	$16,086
8/31/2021	$13,448	$12,546	$16,300
9/30/2021	$13,088	$12,439	$15,908
10/31/2021	$13,472	$12,429	$16,340
11/30/2021	$13,316	$12,444	$16,129
12/31/2021	$13,584	$12,435	$16,520
1/31/2022	$13,076	$12,163	$15,909
2/28/2022	$12,835	$11,997	$15,690
3/31/2022	$12,847	$11,675	$15,722
4/30/2022	$12,086	$11,239	$14,861
5/31/2022	$12,086	$11,301	$14,919
6/30/2022	$11,400	$11,076	$14,142
7/31/2022	$11,984	$11,354	$14,822
8/31/2022	$11,641	$11,059	$14,409
9/30/2022	$10,841	$10,582	$13,495
10/31/2022	$11,159	$10,466	$13,944
11/30/2022	$11,756	$10,856	$14,649
12/31/2022	$11,458	$10,820	$14,351
1/31/2023	$12,084	$11,155	$15,043
2/28/2023	$11,779	$10,881	$14,740
3/31/2023	$12,020	$11,136	$15,029
4/30/2023	$12,116	$11,204	$15,170
5/31/2023	$11,988	$11,088	$15,001
6/30/2023	$12,341	$11,071	$15,407
7/31/2023	$12,581	$11,082	$15,683
8/31/2023	$12,373	$11,015	$15,441
9/30/2023	$11,988	$10,753	$14,976
10/31/2023	$11,715	$10,591	$14,654
11/30/2023	$12,453	$11,068	$15,567
12/31/2023	$13,033	$11,488	$16,215
1/31/2024	$13,000	$11,460	$16,230
2/29/2024	$13,231	$11,323	$16,456
3/31/2024	$13,511	$11,434	$16,772
4/30/2024	$13,115	$11,167	$16,349
5/31/2024	$13,445	$11,352	$16,797
6/30/2024	$13,577	$11,456	$16,992
7/31/2024	$13,874	$11,716	$17,352
8/31/2024	$14,138	$11,888	$17,649
9/30/2024	$14,352	$12,051	$17,942
10/31/2024	$14,089	$11,777	$17,553

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	20.26%	2.14%	3.61%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date 2025 IndexFootnote Reference(b)	19.78%	6.22%	5.99%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 47,500,450
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$47,500,450
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.0%
U.S. Equity Funds	28.4
International Equity Funds	16.9
International Fixed Income Funds	5.0
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	21.7%
iShares Core S&P 500 ETF	13.8
iShares Core U.S. Aggregate Bond ETF	13.2
iShares Core MSCI EAFE ETF	7.1
Transamerica High Yield Bond, Class R6	7.1
iShares 0-5 Year TIPS Bond ETF	7.0
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.5
Transamerica US Growth, Class R6	2.8
iShares Global REIT ETF	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152522
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2030
Class Name	Class R1
Trading Symbol	TDFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2030 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	MSCI All Country World Index	S&P Target Date 2030 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,970	$9,845	$9,914
4/30/2015	$10,060	$10,131	$10,011
5/31/2015	$10,070	$10,117	$10,058
6/30/2015	$9,870	$9,879	$9,883
7/31/2015	$9,990	$9,965	$9,995
8/31/2015	$9,530	$9,282	$9,523
9/30/2015	$9,360	$8,946	$9,321
10/31/2015	$9,820	$9,648	$9,810
11/30/2015	$9,810	$9,568	$9,812
12/31/2015	$9,667	$9,396	$9,637
1/31/2016	$9,346	$8,829	$9,297
2/29/2016	$9,306	$8,768	$9,270
3/31/2016	$9,798	$9,418	$9,783
4/30/2016	$9,868	$9,557	$9,860
5/31/2016	$9,909	$9,569	$9,938
6/30/2016	$9,969	$9,511	$9,980
7/31/2016	$10,250	$9,921	$10,264
8/31/2016	$10,250	$9,954	$10,286
9/30/2016	$10,290	$10,015	$10,318
10/31/2016	$10,089	$9,845	$10,142
11/30/2016	$10,110	$9,920	$10,267
12/31/2016	$10,257	$10,134	$10,441
1/31/2017	$10,419	$10,412	$10,611
2/28/2017	$10,612	$10,704	$10,831
3/31/2017	$10,683	$10,835	$10,905
4/30/2017	$10,795	$11,003	$11,031
5/31/2017	$10,927	$11,246	$11,174
6/30/2017	$10,968	$11,298	$11,233
7/31/2017	$11,140	$11,613	$11,427
8/31/2017	$11,181	$11,658	$11,444
9/30/2017	$11,313	$11,883	$11,638
10/31/2017	$11,445	$12,130	$11,808
11/30/2017	$11,587	$12,365	$12,010
12/31/2017	$11,696	$12,564	$12,131
1/31/2018	$11,996	$13,273	$12,517
2/28/2018	$11,602	$12,715	$12,127
3/31/2018	$11,530	$12,443	$12,016
4/30/2018	$11,520	$12,562	$12,071
5/31/2018	$11,644	$12,578	$12,203
6/30/2018	$11,623	$12,510	$12,184
7/31/2018	$11,830	$12,887	$12,427
8/31/2018	$11,965	$12,988	$12,576
9/30/2018	$11,934	$13,045	$12,568
10/31/2018	$11,292	$12,067	$11,864
11/30/2018	$11,426	$12,243	$12,026
12/31/2018	$10,895	$11,381	$11,404
1/31/2019	$11,515	$12,280	$12,093
2/28/2019	$11,725	$12,608	$12,343
3/31/2019	$11,902	$12,767	$12,475
4/30/2019	$12,157	$13,198	$12,776
5/31/2019	$11,747	$12,415	$12,279
6/30/2019	$12,279	$13,228	$12,861
7/31/2019	$12,312	$13,267	$12,915
8/31/2019	$12,256	$12,952	$12,787
9/30/2019	$12,389	$13,224	$12,974
10/31/2019	$12,577	$13,586	$13,202
11/30/2019	$12,810	$13,918	$13,429
12/31/2019	$13,050	$14,408	$13,728
1/31/2020	$13,038	$14,249	$13,666
2/29/2020	$12,492	$13,098	$12,939
3/31/2020	$11,330	$11,330	$11,616
4/30/2020	$12,173	$12,544	$12,556
5/31/2020	$12,594	$13,089	$12,980
6/30/2020	$12,833	$13,507	$13,236
7/31/2020	$13,300	$14,222	$13,717
8/31/2020	$13,767	$15,092	$14,191
9/30/2020	$13,494	$14,606	$13,900
10/31/2020	$13,266	$14,250	$13,717
11/30/2020	$14,314	$16,007	$14,882
12/31/2020	$14,733	$16,750	$15,363
1/31/2021	$14,663	$16,674	$15,322
2/28/2021	$14,827	$17,060	$15,578
3/31/2021	$15,038	$17,516	$15,860
4/30/2021	$15,482	$18,282	$16,345
5/31/2021	$15,611	$18,566	$16,516
6/30/2021	$15,786	$18,811	$16,639
7/31/2021	$15,962	$18,941	$16,763
8/31/2021	$16,173	$19,415	$17,026
9/30/2021	$15,681	$18,613	$16,563
10/31/2021	$16,208	$19,563	$17,087
11/30/2021	$15,974	$19,092	$16,817
12/31/2021	$16,346	$19,855	$17,299
1/31/2022	$15,669	$18,880	$16,597
2/28/2022	$15,349	$18,393	$16,355
3/31/2022	$15,374	$18,791	$16,446
4/30/2022	$14,389	$17,287	$15,467
5/31/2022	$14,401	$17,307	$15,530
6/30/2022	$13,478	$15,848	$14,602
7/31/2022	$14,229	$16,955	$15,397
8/31/2022	$13,774	$16,331	$14,928
9/30/2022	$12,740	$14,767	$13,875
10/31/2022	$13,207	$15,659	$14,440
11/30/2022	$13,983	$16,873	$15,252
12/31/2022	$13,572	$16,209	$14,883
1/31/2023	$14,366	$17,371	$15,686
2/28/2023	$14,001	$16,873	$15,347
3/31/2023	$14,258	$17,393	$15,654
4/30/2023	$14,366	$17,643	$15,816
5/31/2023	$14,194	$17,454	$15,623
6/30/2023	$14,709	$18,468	$16,154
7/31/2023	$15,030	$19,144	$16,504
8/31/2023	$14,730	$18,609	$16,213
9/30/2023	$14,216	$17,839	$15,673
10/31/2023	$13,873	$17,303	$15,298
11/30/2023	$14,794	$18,900	$16,350
12/31/2023	$15,500	$19,808	$17,086
1/31/2024	$15,456	$19,924	$17,099
2/29/2024	$15,806	$20,779	$17,434
3/31/2024	$16,177	$21,431	$17,814
4/30/2024	$15,653	$20,724	$17,315
5/31/2024	$16,090	$21,566	$17,847
6/30/2024	$16,243	$22,046	$18,068
7/31/2024	$16,571	$22,402	$18,472
8/31/2024	$16,921	$22,971	$18,816
9/30/2024	$17,183	$23,504	$19,147
10/31/2024	$16,811	$22,977	$18,721

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	21.18%	5.97%	5.52%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2030 IndexFootnote Reference(b)	22.37%	7.24%	6.70%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 56,606,814
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 5,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,606,814
Number of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,578

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	39.3%
U.S. Equity Funds	34.9
International Equity Funds	21.1
International Fixed Income Funds	4.0
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	17.4%
iShares Core S&P 500 ETF	17.3
iShares Core U.S. Aggregate Bond ETF	10.3
iShares Core MSCI EAFE ETF	9.4
Transamerica High Yield Bond, Class R6	6.1
Transamerica Large Cap Value, Class R6	5.6
iShares 0-5 Year TIPS Bond ETF	5.5
Transamerica Emerging Markets Debt, Class R6	4.0
Transamerica US Growth, Class R6	3.6
Transamerica International Stock, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210410
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2030
Class Name	Class R3
Trading Symbol	TCTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2030 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World Index	S&P Target Date 2030 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,094	$10,126	$10,107
4/30/2019	$10,310	$10,468	$10,351
5/31/2019	$9,972	$9,847	$9,949
6/30/2019	$10,423	$10,491	$10,420
7/31/2019	$10,452	$10,522	$10,463
8/31/2019	$10,405	$10,273	$10,360
9/30/2019	$10,517	$10,489	$10,511
10/31/2019	$10,687	$10,776	$10,696
11/30/2019	$10,884	$11,039	$10,880
12/31/2019	$11,096	$11,428	$11,122
1/31/2020	$11,086	$11,301	$11,072
2/29/2020	$10,620	$10,389	$10,483
3/31/2020	$9,640	$8,986	$9,412
4/30/2020	$10,358	$9,949	$10,173
5/31/2020	$10,708	$10,381	$10,517
6/30/2020	$10,921	$10,713	$10,724
7/31/2020	$11,319	$11,280	$11,113
8/31/2020	$11,717	$11,970	$11,497
9/30/2020	$11,494	$11,584	$11,262
10/31/2020	$11,300	$11,303	$11,113
11/30/2020	$12,193	$12,696	$12,057
12/31/2020	$12,552	$13,285	$12,447
1/31/2021	$12,492	$13,225	$12,413
2/28/2021	$12,632	$13,531	$12,621
3/31/2021	$12,822	$13,892	$12,849
4/30/2021	$13,203	$14,500	$13,242
5/31/2021	$13,313	$14,726	$13,381
6/30/2021	$13,473	$14,920	$13,481
7/31/2021	$13,613	$15,022	$13,581
8/31/2021	$13,803	$15,398	$13,794
9/30/2021	$13,393	$14,762	$13,420
10/31/2021	$13,833	$15,516	$13,844
11/30/2021	$13,643	$15,142	$13,625
12/31/2021	$13,957	$15,748	$14,016
1/31/2022	$13,387	$14,974	$13,447
2/28/2022	$13,113	$14,588	$13,250
3/31/2022	$13,134	$14,904	$13,325
4/30/2022	$12,301	$13,711	$12,531
5/31/2022	$12,311	$13,727	$12,582
6/30/2022	$11,531	$12,570	$11,830
7/31/2022	$12,174	$13,447	$12,475
8/31/2022	$11,794	$12,952	$12,095
9/30/2022	$10,908	$11,712	$11,241
10/31/2022	$11,320	$12,419	$11,699
11/30/2022	$11,974	$13,383	$12,357
12/31/2022	$11,629	$12,856	$12,058
1/31/2023	$12,316	$13,777	$12,708
2/28/2023	$12,000	$13,383	$12,434
3/31/2023	$12,223	$13,795	$12,683
4/30/2023	$12,316	$13,993	$12,814
5/31/2023	$12,186	$13,844	$12,658
6/30/2023	$12,613	$14,647	$13,088
7/31/2023	$12,892	$15,184	$13,372
8/31/2023	$12,632	$14,759	$13,136
9/30/2023	$12,205	$14,149	$12,698
10/31/2023	$11,907	$13,724	$12,395
11/30/2023	$12,706	$14,990	$13,246
12/31/2023	$13,294	$15,710	$13,843
1/31/2024	$13,275	$15,802	$13,853
2/29/2024	$13,579	$16,480	$14,125
3/31/2024	$13,882	$16,998	$14,433
4/30/2024	$13,446	$16,437	$14,029
5/31/2024	$13,825	$17,105	$14,460
6/30/2024	$13,958	$17,486	$14,639
7/31/2024	$14,262	$17,768	$14,966
8/31/2024	$14,547	$18,219	$15,245
9/30/2024	$14,775	$18,642	$15,513
10/31/2024	$14,471	$18,224	$15,168

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	21.53%	6.25%	6.73%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2030 IndexFootnote Reference(b)	22.37%	7.24%	7.62%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 56,606,814
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 5,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,606,814
Number of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,578

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	39.3%
U.S. Equity Funds	34.9
International Equity Funds	21.1
International Fixed Income Funds	4.0
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	17.4%
iShares Core S&P 500 ETF	17.3
iShares Core U.S. Aggregate Bond ETF	10.3
iShares Core MSCI EAFE ETF	9.4
Transamerica High Yield Bond, Class R6	6.1
Transamerica Large Cap Value, Class R6	5.6
iShares 0-5 Year TIPS Bond ETF	5.5
Transamerica Emerging Markets Debt, Class R6	4.0
Transamerica US Growth, Class R6	3.6
Transamerica International Stock, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152523
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2030
Class Name	Class R6
Trading Symbol	TDHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2030 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date 2030 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,980	$9,845	$9,914
4/30/2015	$10,070	$10,131	$10,011
5/31/2015	$10,080	$10,117	$10,058
6/30/2015	$9,900	$9,879	$9,883
7/31/2015	$10,010	$9,965	$9,995
8/31/2015	$9,560	$9,282	$9,523
9/30/2015	$9,400	$8,946	$9,321
10/31/2015	$9,860	$9,648	$9,810
11/30/2015	$9,850	$9,568	$9,812
12/31/2015	$9,712	$9,396	$9,637
1/31/2016	$9,400	$8,829	$9,297
2/29/2016	$9,370	$8,768	$9,270
3/31/2016	$9,863	$9,418	$9,783
4/30/2016	$9,934	$9,557	$9,860
5/31/2016	$9,994	$9,569	$9,938
6/30/2016	$10,054	$9,511	$9,980
7/31/2016	$10,346	$9,921	$10,264
8/31/2016	$10,356	$9,954	$10,286
9/30/2016	$10,397	$10,015	$10,318
10/31/2016	$10,195	$9,845	$10,142
11/30/2016	$10,225	$9,920	$10,267
12/31/2016	$10,386	$10,134	$10,441
1/31/2017	$10,550	$10,412	$10,611
2/28/2017	$10,744	$10,704	$10,831
3/31/2017	$10,826	$10,835	$10,905
4/30/2017	$10,938	$11,003	$11,031
5/31/2017	$11,081	$11,246	$11,174
6/30/2017	$11,132	$11,298	$11,233
7/31/2017	$11,316	$11,613	$11,427
8/31/2017	$11,367	$11,658	$11,444
9/30/2017	$11,500	$11,883	$11,638
10/31/2017	$11,643	$12,130	$11,808
11/30/2017	$11,786	$12,365	$12,010
12/31/2017	$11,908	$12,564	$12,131
1/31/2018	$12,223	$13,273	$12,517
2/28/2018	$11,825	$12,715	$12,127
3/31/2018	$11,762	$12,443	$12,016
4/30/2018	$11,762	$12,562	$12,071
5/31/2018	$11,887	$12,578	$12,203
6/30/2018	$11,867	$12,510	$12,184
7/31/2018	$12,097	$12,887	$12,427
8/31/2018	$12,233	$12,988	$12,576
9/30/2018	$12,212	$13,045	$12,568
10/31/2018	$11,563	$12,067	$11,864
11/30/2018	$11,709	$12,243	$12,026
12/31/2018	$11,171	$11,381	$11,404
1/31/2019	$11,815	$12,280	$12,093
2/28/2019	$12,029	$12,608	$12,343
3/31/2019	$12,221	$12,767	$12,475
4/30/2019	$12,492	$13,198	$12,776
5/31/2019	$12,074	$12,415	$12,279
6/30/2019	$12,627	$13,228	$12,861
7/31/2019	$12,661	$13,267	$12,915
8/31/2019	$12,616	$12,952	$12,787
9/30/2019	$12,751	$13,224	$12,974
10/31/2019	$12,966	$13,586	$13,202
11/30/2019	$13,203	$13,918	$13,429
12/31/2019	$13,464	$14,408	$13,728
1/31/2020	$13,452	$14,249	$13,666
2/29/2020	$12,891	$13,098	$12,939
3/31/2020	$11,712	$11,330	$11,616
4/30/2020	$12,588	$12,544	$12,556
5/31/2020	$13,020	$13,089	$12,980
6/30/2020	$13,277	$13,507	$13,236
7/31/2020	$13,767	$14,222	$13,717
8/31/2020	$14,258	$15,092	$14,191
9/30/2020	$13,989	$14,606	$13,900
10/31/2020	$13,756	$14,250	$13,717
11/30/2020	$14,853	$16,007	$14,882
12/31/2020	$15,305	$16,750	$15,363
1/31/2021	$15,232	$16,674	$15,322
2/28/2021	$15,413	$17,060	$15,578
3/31/2021	$15,643	$17,516	$15,860
4/30/2021	$16,114	$18,282	$16,345
5/31/2021	$16,258	$18,566	$16,516
6/30/2021	$16,451	$18,811	$16,639
7/31/2021	$16,633	$18,941	$16,763
8/31/2021	$16,874	$19,415	$17,026
9/30/2021	$16,367	$18,613	$16,563
10/31/2021	$16,922	$19,563	$17,087
11/30/2021	$16,693	$19,092	$16,817
12/31/2021	$17,077	$19,855	$17,299
1/31/2022	$16,387	$18,880	$16,597
2/28/2022	$16,055	$18,393	$16,355
3/31/2022	$16,093	$18,791	$16,446
4/30/2022	$15,071	$17,287	$15,467
5/31/2022	$15,084	$17,307	$15,530
6/30/2022	$14,139	$15,848	$14,602
7/31/2022	$14,931	$16,955	$15,397
8/31/2022	$14,458	$16,331	$14,928
9/30/2022	$13,385	$14,767	$13,875
10/31/2022	$13,884	$15,659	$14,440
11/30/2022	$14,701	$16,873	$15,252
12/31/2022	$14,272	$16,209	$14,883
1/31/2023	$15,120	$17,371	$15,686
2/28/2023	$14,741	$16,873	$15,347
3/31/2023	$15,031	$17,393	$15,654
4/30/2023	$15,142	$17,643	$15,816
5/31/2023	$14,986	$17,454	$15,623
6/30/2023	$15,499	$18,468	$16,154
7/31/2023	$15,856	$19,144	$16,504
8/31/2023	$15,566	$18,609	$16,213
9/30/2023	$15,031	$17,839	$15,673
10/31/2023	$14,674	$17,303	$15,298
11/30/2023	$15,655	$18,900	$16,350
12/31/2023	$16,400	$19,808	$17,086
1/31/2024	$16,377	$19,924	$17,099
2/29/2024	$16,743	$20,779	$17,434
3/31/2024	$17,132	$21,431	$17,814
4/30/2024	$16,606	$20,724	$17,315
5/31/2024	$17,063	$21,566	$17,847
6/30/2024	$17,246	$22,046	$18,068
7/31/2024	$17,612	$22,402	$18,472
8/31/2024	$17,978	$22,971	$18,816
9/30/2024	$18,276	$23,504	$19,147
10/31/2024	$17,910	$22,977	$18,721

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	22.05%	6.67%	6.21%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2030 IndexFootnote Reference(b)	22.37%	7.24%	6.70%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 56,606,814
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 5,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,606,814
Number of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,578

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	39.3%
U.S. Equity Funds	34.9
International Equity Funds	21.1
International Fixed Income Funds	4.0
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	17.4%
iShares Core S&P 500 ETF	17.3
iShares Core U.S. Aggregate Bond ETF	10.3
iShares Core MSCI EAFE ETF	9.4
Transamerica High Yield Bond, Class R6	6.1
Transamerica Large Cap Value, Class R6	5.6
iShares 0-5 Year TIPS Bond ETF	5.5
Transamerica Emerging Markets Debt, Class R6	4.0
Transamerica US Growth, Class R6	3.6
Transamerica International Stock, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152525
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2035
Class Name	Class R1
Trading Symbol	TCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2035 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	MSCI All Country World Index	S&P Target Date 2035 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,950	$9,845	$9,903
4/30/2015	$10,060	$10,131	$10,009
5/31/2015	$10,080	$10,117	$10,063
6/30/2015	$9,870	$9,879	$9,880
7/31/2015	$10,010	$9,965	$9,996
8/31/2015	$9,490	$9,282	$9,487
9/30/2015	$9,280	$8,946	$9,267
10/31/2015	$9,810	$9,648	$9,792
11/30/2015	$9,800	$9,568	$9,797
12/31/2015	$9,646	$9,396	$9,610
1/31/2016	$9,264	$8,829	$9,234
2/29/2016	$9,203	$8,768	$9,198
3/31/2016	$9,747	$9,418	$9,744
4/30/2016	$9,817	$9,557	$9,825
5/31/2016	$9,887	$9,569	$9,910
6/30/2016	$9,928	$9,511	$9,940
7/31/2016	$10,250	$9,921	$10,245
8/31/2016	$10,250	$9,954	$10,271
9/30/2016	$10,290	$10,015	$10,304
10/31/2016	$10,068	$9,845	$10,118
11/30/2016	$10,139	$9,920	$10,273
12/31/2016	$10,312	$10,134	$10,460
1/31/2017	$10,495	$10,412	$10,645
2/28/2017	$10,719	$10,704	$10,881
3/31/2017	$10,801	$10,835	$10,963
4/30/2017	$10,923	$11,003	$11,095
5/31/2017	$11,065	$11,246	$11,247
6/30/2017	$11,127	$11,298	$11,316
7/31/2017	$11,320	$11,613	$11,532
8/31/2017	$11,350	$11,658	$11,543
9/30/2017	$11,513	$11,883	$11,766
10/31/2017	$11,676	$12,130	$11,959
11/30/2017	$11,839	$12,365	$12,187
12/31/2017	$11,963	$12,564	$12,320
1/31/2018	$12,336	$13,273	$12,774
2/28/2018	$11,880	$12,715	$12,338
3/31/2018	$11,797	$12,443	$12,203
4/30/2018	$11,797	$12,562	$12,273
5/31/2018	$11,911	$12,578	$12,413
6/30/2018	$11,870	$12,510	$12,389
7/31/2018	$12,118	$12,887	$12,666
8/31/2018	$12,243	$12,988	$12,827
9/30/2018	$12,222	$13,045	$12,825
10/31/2018	$11,487	$12,067	$12,023
11/30/2018	$11,652	$12,243	$12,201
12/31/2018	$11,031	$11,381	$11,472
1/31/2019	$11,722	$12,280	$12,240
2/28/2019	$11,956	$12,608	$12,524
3/31/2019	$12,123	$12,767	$12,650
4/30/2019	$12,413	$13,198	$12,993
5/31/2019	$11,911	$12,415	$12,401
6/30/2019	$12,502	$13,228	$13,052
7/31/2019	$12,535	$13,267	$13,108
8/31/2019	$12,435	$12,952	$12,924
9/30/2019	$12,602	$13,224	$13,147
10/31/2019	$12,825	$13,586	$13,408
11/30/2019	$13,081	$13,918	$13,669
12/31/2019	$13,359	$14,408	$14,016
1/31/2020	$13,313	$14,249	$13,912
2/29/2020	$12,631	$13,098	$13,045
3/31/2020	$11,301	$11,330	$11,536
4/30/2020	$12,256	$12,544	$12,571
5/31/2020	$12,722	$13,089	$13,042
6/30/2020	$13,006	$13,507	$13,330
7/31/2020	$13,518	$14,222	$13,862
8/31/2020	$14,086	$15,092	$14,435
9/30/2020	$13,768	$14,606	$14,090
10/31/2020	$13,506	$14,250	$13,882
11/30/2020	$14,734	$16,007	$15,240
12/31/2020	$15,234	$16,750	$15,809
1/31/2021	$15,153	$16,674	$15,770
2/28/2021	$15,397	$17,060	$16,112
3/31/2021	$15,677	$17,516	$16,477
4/30/2021	$16,213	$18,282	$17,045
5/31/2021	$16,364	$18,566	$17,245
6/30/2021	$16,562	$18,811	$17,375
7/31/2021	$16,737	$18,941	$17,495
8/31/2021	$17,005	$19,415	$17,821
9/30/2021	$16,434	$18,613	$17,269
10/31/2021	$17,063	$19,563	$17,911
11/30/2021	$16,783	$19,092	$17,571
12/31/2021	$17,222	$19,855	$18,168
1/31/2022	$16,446	$18,880	$17,358
2/28/2022	$16,077	$18,393	$17,078
3/31/2022	$16,163	$18,791	$17,256
4/30/2022	$15,043	$17,287	$16,129
5/31/2022	$15,031	$17,307	$16,198
6/30/2022	$13,984	$15,848	$15,090
7/31/2022	$14,834	$16,955	$16,018
8/31/2022	$14,329	$16,331	$15,481
9/30/2022	$13,160	$14,767	$14,261
10/31/2022	$13,751	$15,659	$14,955
11/30/2022	$14,625	$16,873	$15,898
12/31/2022	$14,123	$16,209	$15,446
1/31/2023	$15,048	$17,371	$16,384
2/28/2023	$14,621	$16,873	$15,997
3/31/2023	$14,906	$17,393	$16,323
4/30/2023	$15,025	$17,643	$16,512
5/31/2023	$14,859	$17,454	$16,288
6/30/2023	$15,476	$18,468	$16,957
7/31/2023	$15,903	$19,144	$17,393
8/31/2023	$15,547	$18,609	$17,043
9/30/2023	$14,977	$17,839	$16,425
10/31/2023	$14,550	$17,303	$15,994
11/30/2023	$15,618	$18,900	$17,196
12/31/2023	$16,393	$19,808	$18,015
1/31/2024	$16,345	$19,924	$18,038
2/29/2024	$16,828	$20,779	$18,501
3/31/2024	$17,263	$21,431	$18,956
4/30/2024	$16,683	$20,724	$18,388
5/31/2024	$17,190	$21,566	$19,013
6/30/2024	$17,359	$22,046	$19,255
7/31/2024	$17,721	$22,402	$19,697
8/31/2024	$18,108	$22,971	$20,085
9/30/2024	$18,397	$23,504	$20,460
10/31/2024	$18,011	$22,977	$19,988

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	23.79%	7.03%	6.27%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2035 IndexFootnote Reference(b)	24.97%	8.31%	7.43%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 58,810,224
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 5,535
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,810,224
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,535

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	42.7%
U.S. Fixed Income Funds	27.4
International Equity Funds	25.4
International Fixed Income Funds	3.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	20.9%
Transamerica Bond, Class R6	11.2
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	6.8
Transamerica Large Cap Value, Class R6	6.7
Transamerica High Yield Bond, Class R6	5.0
iShares 0-5 Year TIPS Bond ETF	4.5
Transamerica US Growth, Class R6	4.0
Transamerica International Stock, Class R6	3.7
Transamerica International Focus, Class R6	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210411
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2035
Class Name	Class R3
Trading Symbol	TCTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2035 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World Index	S&P Target Date 2035 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,074	$10,126	$10,101
4/30/2019	$10,325	$10,468	$10,374
5/31/2019	$9,916	$9,847	$9,901
6/30/2019	$10,409	$10,491	$10,422
7/31/2019	$10,436	$10,522	$10,466
8/31/2019	$10,353	$10,273	$10,319
9/30/2019	$10,492	$10,489	$10,497
10/31/2019	$10,678	$10,776	$10,706
11/30/2019	$10,901	$11,039	$10,914
12/31/2019	$11,130	$11,428	$11,191
1/31/2020	$11,092	$11,301	$11,108
2/29/2020	$10,531	$10,389	$10,415
3/31/2020	$9,429	$8,986	$9,211
4/30/2020	$10,227	$9,949	$10,037
5/31/2020	$10,617	$10,381	$10,413
6/30/2020	$10,845	$10,713	$10,643
7/31/2020	$11,273	$11,280	$11,068
8/31/2020	$11,757	$11,970	$11,526
9/30/2020	$11,491	$11,584	$11,250
10/31/2020	$11,273	$11,303	$11,084
11/30/2020	$12,299	$12,696	$12,168
12/31/2020	$12,719	$13,285	$12,622
1/31/2021	$12,661	$13,225	$12,591
2/28/2021	$12,856	$13,531	$12,865
3/31/2021	$13,110	$13,892	$13,156
4/30/2021	$13,549	$14,500	$13,609
5/31/2021	$13,676	$14,726	$13,769
6/30/2021	$13,852	$14,920	$13,873
7/31/2021	$13,998	$15,022	$13,969
8/31/2021	$14,223	$15,398	$14,229
9/30/2021	$13,744	$14,762	$13,788
10/31/2021	$14,281	$15,516	$14,301
11/30/2021	$14,047	$15,142	$14,029
12/31/2021	$14,423	$15,748	$14,506
1/31/2022	$13,771	$14,974	$13,859
2/28/2022	$13,461	$14,588	$13,636
3/31/2022	$13,544	$14,904	$13,778
4/30/2022	$12,602	$13,711	$12,878
5/31/2022	$12,602	$13,727	$12,933
6/30/2022	$11,723	$12,570	$12,049
7/31/2022	$12,437	$13,447	$12,790
8/31/2022	$12,023	$12,952	$12,360
9/30/2022	$11,040	$11,712	$11,386
10/31/2022	$11,547	$12,419	$11,941
11/30/2022	$12,281	$13,383	$12,694
12/31/2022	$11,875	$12,856	$12,332
1/31/2023	$12,643	$13,777	$13,082
2/28/2023	$12,279	$13,383	$12,773
3/31/2023	$12,521	$13,795	$13,033
4/30/2023	$12,643	$13,993	$13,184
5/31/2023	$12,481	$13,844	$13,005
6/30/2023	$13,026	$14,647	$13,539
7/31/2023	$13,370	$15,184	$13,887
8/31/2023	$13,067	$14,759	$13,608
9/30/2023	$12,602	$14,149	$13,115
10/31/2023	$12,239	$13,724	$12,770
11/30/2023	$13,147	$14,990	$13,730
12/31/2023	$13,797	$15,710	$14,384
1/31/2024	$13,777	$15,802	$14,402
2/29/2024	$14,169	$16,480	$14,772
3/31/2024	$14,540	$16,998	$15,136
4/30/2024	$14,066	$16,437	$14,681
5/31/2024	$14,478	$17,105	$15,181
6/30/2024	$14,622	$17,486	$15,374
7/31/2024	$14,952	$17,768	$15,727
8/31/2024	$15,282	$18,219	$16,037
9/30/2024	$15,530	$18,642	$16,336
10/31/2024	$15,200	$18,224	$15,959

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	24.20%	7.32%	7.66%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2035 IndexFootnote Reference(b)	24.97%	8.31%	8.59%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 58,810,224
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 5,535
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,810,224
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,535

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	42.7%
U.S. Fixed Income Funds	27.4
International Equity Funds	25.4
International Fixed Income Funds	3.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	20.9%
Transamerica Bond, Class R6	11.2
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	6.8
Transamerica Large Cap Value, Class R6	6.7
Transamerica High Yield Bond, Class R6	5.0
iShares 0-5 Year TIPS Bond ETF	4.5
Transamerica US Growth, Class R6	4.0
Transamerica International Stock, Class R6	3.7
Transamerica International Focus, Class R6	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152524
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2035
Class Name	Class R6
Trading Symbol	TCHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2035 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date 2035 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,960	$9,845	$9,903
4/30/2015	$10,070	$10,131	$10,009
5/31/2015	$10,100	$10,117	$10,063
6/30/2015	$9,890	$9,879	$9,880
7/31/2015	$10,030	$9,965	$9,996
8/31/2015	$9,520	$9,282	$9,487
9/30/2015	$9,310	$8,946	$9,267
10/31/2015	$9,850	$9,648	$9,792
11/30/2015	$9,850	$9,568	$9,797
12/31/2015	$9,692	$9,396	$9,610
1/31/2016	$9,309	$8,829	$9,234
2/29/2016	$9,259	$8,768	$9,198
3/31/2016	$9,813	$9,418	$9,744
4/30/2016	$9,893	$9,557	$9,825
5/31/2016	$9,964	$9,569	$9,910
6/30/2016	$10,014	$9,511	$9,940
7/31/2016	$10,336	$9,921	$10,245
8/31/2016	$10,347	$9,954	$10,271
9/30/2016	$10,397	$10,015	$10,304
10/31/2016	$10,175	$9,845	$10,118
11/30/2016	$10,246	$9,920	$10,273
12/31/2016	$10,432	$10,134	$10,460
1/31/2017	$10,627	$10,412	$10,645
2/28/2017	$10,852	$10,704	$10,881
3/31/2017	$10,944	$10,835	$10,963
4/30/2017	$11,067	$11,003	$11,095
5/31/2017	$11,231	$11,246	$11,247
6/30/2017	$11,292	$11,298	$11,316
7/31/2017	$11,497	$11,613	$11,532
8/31/2017	$11,528	$11,658	$11,543
9/30/2017	$11,712	$11,883	$11,766
10/31/2017	$11,866	$12,130	$11,959
11/30/2017	$12,050	$12,365	$12,187
12/31/2017	$12,188	$12,564	$12,320
1/31/2018	$12,566	$13,273	$12,774
2/28/2018	$12,115	$12,715	$12,338
3/31/2018	$12,031	$12,443	$12,203
4/30/2018	$12,031	$12,562	$12,273
5/31/2018	$12,157	$12,578	$12,413
6/30/2018	$12,125	$12,510	$12,389
7/31/2018	$12,387	$12,887	$12,666
8/31/2018	$12,524	$12,988	$12,827
9/30/2018	$12,503	$13,045	$12,825
10/31/2018	$11,769	$12,067	$12,023
11/30/2018	$11,937	$12,243	$12,201
12/31/2018	$11,300	$11,381	$11,472
1/31/2019	$12,015	$12,280	$12,240
2/28/2019	$12,265	$12,608	$12,524
3/31/2019	$12,447	$12,767	$12,650
4/30/2019	$12,753	$13,198	$12,993
5/31/2019	$12,242	$12,415	$12,401
6/30/2019	$12,856	$13,228	$13,052
7/31/2019	$12,901	$13,267	$13,108
8/31/2019	$12,810	$12,952	$12,924
9/30/2019	$12,980	$13,224	$13,147
10/31/2019	$13,208	$13,586	$13,408
11/30/2019	$13,492	$13,918	$13,669
12/31/2019	$13,792	$14,408	$14,016
1/31/2020	$13,745	$14,249	$13,912
2/29/2020	$13,046	$13,098	$13,045
3/31/2020	$11,682	$11,330	$11,536
4/30/2020	$12,673	$12,544	$12,571
5/31/2020	$13,163	$13,089	$13,042
6/30/2020	$13,454	$13,507	$13,330
7/31/2020	$13,990	$14,222	$13,862
8/31/2020	$14,597	$15,092	$14,435
9/30/2020	$14,270	$14,606	$14,090
10/31/2020	$14,014	$14,250	$13,882
11/30/2020	$15,284	$16,007	$15,240
12/31/2020	$15,808	$16,750	$15,809
1/31/2021	$15,735	$16,674	$15,770
2/28/2021	$16,000	$17,060	$16,112
3/31/2021	$16,312	$17,516	$16,477
4/30/2021	$16,865	$18,282	$17,045
5/31/2021	$17,033	$18,566	$17,245
6/30/2021	$17,249	$18,811	$17,375
7/31/2021	$17,441	$18,941	$17,495
8/31/2021	$17,729	$19,415	$17,821
9/30/2021	$17,141	$18,613	$17,269
10/31/2021	$17,813	$19,563	$17,911
11/30/2021	$17,525	$19,092	$17,571
12/31/2021	$17,996	$19,855	$18,168
1/31/2022	$17,191	$18,880	$17,358
2/28/2022	$16,821	$18,393	$17,078
3/31/2022	$16,923	$18,791	$17,256
4/30/2022	$15,748	$17,287	$16,129
5/31/2022	$15,761	$17,307	$16,198
6/30/2022	$14,662	$15,848	$15,090
7/31/2022	$15,556	$16,955	$16,018
8/31/2022	$15,033	$16,331	$15,481
9/30/2022	$13,819	$14,767	$14,261
10/31/2022	$14,445	$15,659	$14,955
11/30/2022	$15,365	$16,873	$15,898
12/31/2022	$14,854	$16,209	$15,446
1/31/2023	$15,814	$17,371	$16,384
2/28/2023	$15,396	$16,873	$15,997
3/31/2023	$15,691	$17,393	$16,323
4/30/2023	$15,839	$17,643	$16,512
5/31/2023	$15,666	$17,454	$16,288
6/30/2023	$16,332	$18,468	$16,957
7/31/2023	$16,775	$19,144	$17,393
8/31/2023	$16,405	$18,609	$17,043
9/30/2023	$15,814	$17,839	$16,425
10/31/2023	$15,371	$17,303	$15,994
11/30/2023	$16,504	$18,900	$17,196
12/31/2023	$17,338	$19,808	$18,015
1/31/2024	$17,313	$19,924	$18,038
2/29/2024	$17,842	$20,779	$18,501
3/31/2024	$18,321	$21,431	$18,956
4/30/2024	$17,691	$20,724	$18,388
5/31/2024	$18,246	$21,566	$19,013
6/30/2024	$18,422	$22,046	$19,255
7/31/2024	$18,850	$22,402	$19,697
8/31/2024	$19,254	$22,971	$20,085
9/30/2024	$19,581	$23,504	$20,460
10/31/2024	$19,178	$22,977	$19,988

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	24.77%	7.74%	6.97%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2035 IndexFootnote Reference(b)	24.97%	8.31%	7.43%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 58,810,224
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 5,535
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,810,224
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,535

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	42.7%
U.S. Fixed Income Funds	27.4
International Equity Funds	25.4
International Fixed Income Funds	3.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	20.9%
Transamerica Bond, Class R6	11.2
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	6.8
Transamerica Large Cap Value, Class R6	6.7
Transamerica High Yield Bond, Class R6	5.0
iShares 0-5 Year TIPS Bond ETF	4.5
Transamerica US Growth, Class R6	4.0
Transamerica International Stock, Class R6	3.7
Transamerica International Focus, Class R6	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152526
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2040
Class Name	Class R1
Trading Symbol	TCRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2040 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	MSCI All Country World Index	S&P Target Date 2040 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,930	$9,845	$9,929
4/30/2015	$10,050	$10,131	$10,042
5/31/2015	$10,100	$10,117	$10,101
6/30/2015	$9,890	$9,879	$9,912
7/31/2015	$10,030	$9,965	$10,030
8/31/2015	$9,450	$9,282	$9,493
9/30/2015	$9,200	$8,946	$9,258
10/31/2015	$9,790	$9,648	$9,811
11/30/2015	$9,780	$9,568	$9,819
12/31/2015	$9,592	$9,396	$9,621
1/31/2016	$9,129	$8,829	$9,219
2/29/2016	$9,059	$8,768	$9,177
3/31/2016	$9,643	$9,418	$9,748
4/30/2016	$9,733	$9,557	$9,832
5/31/2016	$9,804	$9,569	$9,921
6/30/2016	$9,824	$9,511	$9,944
7/31/2016	$10,166	$9,921	$10,265
8/31/2016	$10,176	$9,954	$10,293
9/30/2016	$10,216	$10,015	$10,329
10/31/2016	$9,995	$9,845	$10,135
11/30/2016	$10,106	$9,920	$10,311
12/31/2016	$10,301	$10,134	$10,509
1/31/2017	$10,515	$10,412	$10,704
2/28/2017	$10,760	$10,704	$10,953
3/31/2017	$10,841	$10,835	$11,041
4/30/2017	$10,974	$11,003	$11,177
5/31/2017	$11,137	$11,246	$11,337
6/30/2017	$11,198	$11,298	$11,412
7/31/2017	$11,412	$11,613	$11,642
8/31/2017	$11,432	$11,658	$11,648
9/30/2017	$11,626	$11,883	$11,893
10/31/2017	$11,799	$12,130	$12,101
11/30/2017	$12,003	$12,365	$12,351
12/31/2017	$12,138	$12,564	$12,491
1/31/2018	$12,573	$13,273	$12,992
2/28/2018	$12,076	$12,715	$12,523
3/31/2018	$11,962	$12,443	$12,374
4/30/2018	$11,972	$12,562	$12,453
5/31/2018	$12,107	$12,578	$12,604
6/30/2018	$12,065	$12,510	$12,576
7/31/2018	$12,345	$12,887	$12,876
8/31/2018	$12,480	$12,988	$13,044
9/30/2018	$12,469	$13,045	$13,044
10/31/2018	$11,662	$12,067	$12,176
11/30/2018	$11,827	$12,243	$12,365
12/31/2018	$11,111	$11,381	$11,566
1/31/2019	$11,870	$12,280	$12,387
2/28/2019	$12,126	$12,608	$12,694
3/31/2019	$12,294	$12,767	$12,818
4/30/2019	$12,628	$13,198	$13,189
5/31/2019	$12,059	$12,415	$12,534
6/30/2019	$12,695	$13,228	$13,237
7/31/2019	$12,729	$13,267	$13,294
8/31/2019	$12,584	$12,952	$13,067
9/30/2019	$12,773	$13,224	$13,316
10/31/2019	$13,008	$13,586	$13,599
11/30/2019	$13,298	$13,918	$13,885
12/31/2019	$13,613	$14,408	$14,269
1/31/2020	$13,545	$14,249	$14,134
2/29/2020	$12,780	$13,098	$13,164
3/31/2020	$11,319	$11,330	$11,524
4/30/2020	$12,335	$12,544	$12,627
5/31/2020	$12,837	$13,089	$13,135
6/30/2020	$13,134	$13,507	$13,444
7/31/2020	$13,682	$14,222	$14,011
8/31/2020	$14,321	$15,092	$14,653
9/30/2020	$13,967	$14,606	$14,270
10/31/2020	$13,693	$14,250	$14,048
11/30/2020	$15,017	$16,007	$15,541
12/31/2020	$15,557	$16,750	$16,176
1/31/2021	$15,487	$16,674	$16,144
2/28/2021	$15,768	$17,060	$16,549
3/31/2021	$16,109	$17,516	$16,974
4/30/2021	$16,684	$18,282	$17,601
5/31/2021	$16,860	$18,566	$17,824
6/30/2021	$17,072	$18,811	$17,956
7/31/2021	$17,248	$18,941	$18,076
8/31/2021	$17,553	$19,415	$18,449
9/30/2021	$16,931	$18,613	$17,831
10/31/2021	$17,647	$19,563	$18,563
11/30/2021	$17,318	$19,092	$18,167
12/31/2021	$17,858	$19,855	$18,853
1/31/2022	$16,985	$18,880	$17,961
2/28/2022	$16,574	$18,393	$17,661
3/31/2022	$16,723	$18,791	$17,904
4/30/2022	$15,477	$17,287	$16,672
5/31/2022	$15,490	$17,307	$16,743
6/30/2022	$14,318	$15,848	$15,486
7/31/2022	$15,241	$16,955	$16,517
8/31/2022	$14,692	$16,331	$15,933
9/30/2022	$13,409	$14,767	$14,583
10/31/2022	$14,119	$15,659	$15,389
11/30/2022	$15,079	$16,873	$16,435
12/31/2022	$14,522	$16,209	$15,920
1/31/2023	$15,532	$17,371	$16,958
2/28/2023	$15,052	$16,873	$16,543
3/31/2023	$15,355	$17,393	$16,888
4/30/2023	$15,507	$17,643	$17,095
5/31/2023	$15,305	$17,454	$16,846
6/30/2023	$16,062	$18,468	$17,642
7/31/2023	$16,542	$19,144	$18,161
8/31/2023	$16,113	$18,609	$17,754
9/30/2023	$15,482	$17,839	$17,072
10/31/2023	$15,002	$17,303	$16,587
11/30/2023	$16,189	$18,900	$17,918
12/31/2023	$17,031	$19,808	$18,812
1/31/2024	$16,980	$19,924	$18,837
2/29/2024	$17,595	$20,779	$19,421
3/31/2024	$18,107	$21,431	$19,945
4/30/2024	$17,441	$20,724	$19,319
5/31/2024	$18,004	$21,566	$20,026
6/30/2024	$18,209	$22,046	$20,298
7/31/2024	$18,594	$22,402	$20,775
8/31/2024	$19,029	$22,971	$21,204
9/30/2024	$19,336	$23,504	$21,616
10/31/2024	$18,926	$22,977	$21,114

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	26.16%	7.79%	6.82%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2040 IndexFootnote Reference(b)	27.29%	9.20%	8.04%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 57,317,560
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$57,317,560
Number of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.3%
International Equity Funds	29.7
U.S. Fixed Income Funds	17.3
International Fixed Income Funds	2.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.7%
iShares Core MSCI EAFE ETF	12.1
Transamerica Large Cap Value, Class R6	8.2
Transamerica Bond, Class R6	6.9
Transamerica US Growth, Class R6	5.1
Transamerica International Stock, Class R6	4.1
Transamerica International Focus, Class R6	4.0
iShares Global REIT ETF	3.9
iShares Core U.S. Aggregate Bond ETF	3.9
iShares 0-5 Year TIPS Bond ETF	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210412
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2040
Class Name	Class R3
Trading Symbol	TCTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2040 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World Index	S&P Target Date 2040 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,064	$10,126	$10,098
4/30/2019	$10,339	$10,468	$10,390
5/31/2019	$9,872	$9,847	$9,874
6/30/2019	$10,394	$10,491	$10,428
7/31/2019	$10,430	$10,522	$10,473
8/31/2019	$10,321	$10,273	$10,294
9/30/2019	$10,467	$10,489	$10,490
10/31/2019	$10,668	$10,776	$10,713
11/30/2019	$10,907	$11,039	$10,938
12/31/2019	$11,173	$11,428	$11,241
1/31/2020	$11,116	$11,301	$11,134
2/29/2020	$10,487	$10,389	$10,370
3/31/2020	$9,293	$8,986	$9,078
4/30/2020	$10,130	$9,949	$9,947
5/31/2020	$10,543	$10,381	$10,347
6/30/2020	$10,788	$10,713	$10,591
7/31/2020	$11,239	$11,280	$11,038
8/31/2020	$11,765	$11,970	$11,543
9/30/2020	$11,483	$11,584	$11,241
10/31/2020	$11,257	$11,303	$11,067
11/30/2020	$12,347	$12,696	$12,242
12/31/2020	$12,796	$13,285	$12,743
1/31/2021	$12,738	$13,225	$12,718
2/28/2021	$12,970	$13,531	$13,037
3/31/2021	$13,252	$13,892	$13,371
4/30/2021	$13,736	$14,500	$13,865
5/31/2021	$13,882	$14,726	$14,041
6/30/2021	$14,056	$14,920	$14,145
7/31/2021	$14,211	$15,022	$14,240
8/31/2021	$14,463	$15,398	$14,533
9/30/2021	$13,950	$14,762	$14,047
10/31/2021	$14,541	$15,516	$14,623
11/30/2021	$14,279	$15,142	$14,311
12/31/2021	$14,722	$15,748	$14,852
1/31/2022	$14,010	$14,974	$14,149
2/28/2022	$13,670	$14,588	$13,913
3/31/2022	$13,794	$14,904	$14,104
4/30/2022	$12,772	$13,711	$13,134
5/31/2022	$12,772	$13,727	$13,189
6/30/2022	$11,813	$12,570	$12,200
7/31/2022	$12,597	$13,447	$13,011
8/31/2022	$12,143	$12,952	$12,551
9/30/2022	$11,080	$11,712	$11,488
10/31/2022	$11,668	$12,419	$12,123
11/30/2022	$12,473	$13,383	$12,947
12/31/2022	$12,011	$12,856	$12,541
1/31/2023	$12,838	$13,777	$13,359
2/28/2023	$12,456	$13,383	$13,032
3/31/2023	$12,711	$13,795	$13,303
4/30/2023	$12,838	$13,993	$13,467
5/31/2023	$12,668	$13,844	$13,271
6/30/2023	$13,304	$14,647	$13,898
7/31/2023	$13,685	$15,184	$14,306
8/31/2023	$13,346	$14,759	$13,986
9/30/2023	$12,816	$14,149	$13,448
10/31/2023	$12,435	$13,724	$13,066
11/30/2023	$13,410	$14,990	$14,116
12/31/2023	$14,131	$15,710	$14,819
1/31/2024	$14,087	$15,802	$14,839
2/29/2024	$14,584	$16,480	$15,299
3/31/2024	$15,015	$16,998	$15,712
4/30/2024	$14,476	$16,437	$15,219
5/31/2024	$14,950	$17,105	$15,776
6/30/2024	$15,101	$17,486	$15,990
7/31/2024	$15,447	$17,768	$16,366
8/31/2024	$15,792	$18,219	$16,704
9/30/2024	$16,072	$18,642	$17,028
10/31/2024	$15,727	$18,224	$16,633

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	26.47%	8.07%	8.31%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2040 IndexFootnote Reference(b)	27.29%	9.20%	9.39%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 57,317,560
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$57,317,560
Number of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.3%
International Equity Funds	29.7
U.S. Fixed Income Funds	17.3
International Fixed Income Funds	2.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.7%
iShares Core MSCI EAFE ETF	12.1
Transamerica Large Cap Value, Class R6	8.2
Transamerica Bond, Class R6	6.9
Transamerica US Growth, Class R6	5.1
Transamerica International Stock, Class R6	4.1
Transamerica International Focus, Class R6	4.0
iShares Global REIT ETF	3.9
iShares Core U.S. Aggregate Bond ETF	3.9
iShares 0-5 Year TIPS Bond ETF	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152527
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2040
Class Name	Class R6
Trading Symbol	TCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2040 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date 2040 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,940	$9,845	$9,929
4/30/2015	$10,060	$10,131	$10,042
5/31/2015	$10,110	$10,117	$10,101
6/30/2015	$9,910	$9,879	$9,912
7/31/2015	$10,050	$9,965	$10,030
8/31/2015	$9,480	$9,282	$9,493
9/30/2015	$9,230	$8,946	$9,258
10/31/2015	$9,830	$9,648	$9,811
11/30/2015	$9,820	$9,568	$9,819
12/31/2015	$9,678	$9,396	$9,621
1/31/2016	$9,214	$8,829	$9,219
2/29/2016	$9,144	$8,768	$9,177
3/31/2016	$9,739	$9,418	$9,748
4/30/2016	$9,839	$9,557	$9,832
5/31/2016	$9,920	$9,569	$9,921
6/30/2016	$9,940	$9,511	$9,944
7/31/2016	$10,293	$9,921	$10,265
8/31/2016	$10,313	$9,954	$10,293
9/30/2016	$10,364	$10,015	$10,329
10/31/2016	$10,132	$9,845	$10,135
11/30/2016	$10,253	$9,920	$10,311
12/31/2016	$10,463	$10,134	$10,509
1/31/2017	$10,678	$10,412	$10,704
2/28/2017	$10,934	$10,704	$10,953
3/31/2017	$11,027	$10,835	$11,041
4/30/2017	$11,160	$11,003	$11,177
5/31/2017	$11,334	$11,246	$11,337
6/30/2017	$11,406	$11,298	$11,412
7/31/2017	$11,631	$11,613	$11,642
8/31/2017	$11,662	$11,658	$11,648
9/30/2017	$11,867	$11,883	$11,893
10/31/2017	$12,051	$12,130	$12,101
11/30/2017	$12,256	$12,365	$12,351
12/31/2017	$12,406	$12,564	$12,491
1/31/2018	$12,856	$13,273	$12,992
2/28/2018	$12,353	$12,715	$12,523
3/31/2018	$12,249	$12,443	$12,374
4/30/2018	$12,269	$12,562	$12,453
5/31/2018	$12,406	$12,578	$12,604
6/30/2018	$12,374	$12,510	$12,576
7/31/2018	$12,657	$12,887	$12,876
8/31/2018	$12,814	$12,988	$13,044
9/30/2018	$12,804	$13,045	$13,044
10/31/2018	$11,976	$12,067	$12,176
11/30/2018	$12,154	$12,243	$12,365
12/31/2018	$11,434	$11,381	$11,566
1/31/2019	$12,218	$12,280	$12,387
2/28/2019	$12,491	$12,608	$12,694
3/31/2019	$12,672	$12,767	$12,818
4/30/2019	$13,013	$13,198	$13,189
5/31/2019	$12,434	$12,415	$12,534
6/30/2019	$13,093	$13,228	$13,237
7/31/2019	$13,138	$13,267	$13,294
8/31/2019	$13,002	$12,952	$13,067
9/30/2019	$13,195	$13,224	$13,316
10/31/2019	$13,457	$13,586	$13,599
11/30/2019	$13,763	$13,918	$13,885
12/31/2019	$14,103	$14,408	$14,269
1/31/2020	$14,032	$14,249	$14,134
2/29/2020	$13,237	$13,098	$13,164
3/31/2020	$11,740	$11,330	$11,524
4/30/2020	$12,793	$12,544	$12,627
5/31/2020	$13,331	$13,089	$13,135
6/30/2020	$13,646	$13,507	$13,444
7/31/2020	$14,219	$14,222	$14,011
8/31/2020	$14,886	$15,092	$14,653
9/30/2020	$14,535	$14,606	$14,270
10/31/2020	$14,255	$14,250	$14,048
11/30/2020	$15,634	$16,007	$15,541
12/31/2020	$16,212	$16,750	$16,176
1/31/2021	$16,140	$16,674	$16,144
2/28/2021	$16,454	$17,060	$16,549
3/31/2021	$16,805	$17,516	$16,974
4/30/2021	$17,422	$18,282	$17,601
5/31/2021	$17,616	$18,566	$17,824
6/30/2021	$17,846	$18,811	$17,956
7/31/2021	$18,039	$18,941	$18,076
8/31/2021	$18,366	$19,415	$18,449
9/30/2021	$17,725	$18,613	$17,831
10/31/2021	$18,487	$19,563	$18,563
11/30/2021	$18,148	$19,092	$18,167
12/31/2021	$18,722	$19,855	$18,853
1/31/2022	$17,819	$18,880	$17,961
2/28/2022	$17,392	$18,393	$17,661
3/31/2022	$17,573	$18,791	$17,904
4/30/2022	$16,269	$17,287	$16,672
5/31/2022	$16,282	$17,307	$16,743
6/30/2022	$15,055	$15,848	$15,486
7/31/2022	$16,037	$16,955	$16,517
8/31/2022	$15,469	$16,331	$15,933
9/30/2022	$14,126	$14,767	$14,583
10/31/2022	$14,875	$15,659	$15,389
11/30/2022	$15,908	$16,873	$16,435
12/31/2022	$15,329	$16,209	$15,920
1/31/2023	$16,396	$17,371	$16,958
2/28/2023	$15,902	$16,873	$16,543
3/31/2023	$16,240	$17,393	$16,888
4/30/2023	$16,396	$17,643	$17,095
5/31/2023	$16,188	$17,454	$16,846
6/30/2023	$16,995	$18,468	$17,642
7/31/2023	$17,515	$19,144	$18,161
8/31/2023	$17,073	$18,609	$17,754
9/30/2023	$16,422	$17,839	$17,072
10/31/2023	$15,928	$17,303	$16,587
11/30/2023	$17,177	$18,900	$17,918
12/31/2023	$18,102	$19,808	$18,812
1/31/2024	$18,049	$19,924	$18,837
2/29/2024	$18,712	$20,779	$19,421
3/31/2024	$19,243	$21,431	$19,945
4/30/2024	$18,553	$20,724	$19,319
5/31/2024	$19,163	$21,566	$20,026
6/30/2024	$19,402	$22,046	$20,298
7/31/2024	$19,827	$22,402	$20,775
8/31/2024	$20,278	$22,971	$21,204
9/30/2024	$20,650	$23,504	$21,616
10/31/2024	$20,225	$22,977	$21,114

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	26.98%	8.49%	7.56%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2040 IndexFootnote Reference(b)	27.29%	9.20%	8.04%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 57,317,560
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$57,317,560
Number of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.3%
International Equity Funds	29.7
U.S. Fixed Income Funds	17.3
International Fixed Income Funds	2.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.7%
iShares Core MSCI EAFE ETF	12.1
Transamerica Large Cap Value, Class R6	8.2
Transamerica Bond, Class R6	6.9
Transamerica US Growth, Class R6	5.1
Transamerica International Stock, Class R6	4.1
Transamerica International Focus, Class R6	4.0
iShares Global REIT ETF	3.9
iShares Core U.S. Aggregate Bond ETF	3.9
iShares 0-5 Year TIPS Bond ETF	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152528
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2045
Class Name	Class R1
Trading Symbol	TCPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2045 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	MSCI All Country World Index	S&P Target Date 2045 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,930	$9,845	$9,887
4/30/2015	$10,050	$10,131	$10,007
5/31/2015	$10,100	$10,117	$10,069
6/30/2015	$9,870	$9,879	$9,876
7/31/2015	$10,010	$9,965	$9,995
8/31/2015	$9,410	$9,282	$9,438
9/30/2015	$9,160	$8,946	$9,192
10/31/2015	$9,780	$9,648	$9,764
11/30/2015	$9,790	$9,568	$9,774
12/31/2015	$9,601	$9,396	$9,569
1/31/2016	$9,097	$8,829	$9,148
2/29/2016	$9,027	$8,768	$9,101
3/31/2016	$9,641	$9,418	$9,689
4/30/2016	$9,721	$9,557	$9,775
5/31/2016	$9,802	$9,569	$9,866
6/30/2016	$9,832	$9,511	$9,882
7/31/2016	$10,194	$9,921	$10,215
8/31/2016	$10,204	$9,954	$10,245
9/30/2016	$10,245	$10,015	$10,281
10/31/2016	$10,003	$9,845	$10,083
11/30/2016	$10,154	$9,920	$10,277
12/31/2016	$10,363	$10,134	$10,482
1/31/2017	$10,576	$10,412	$10,685
2/28/2017	$10,851	$10,704	$10,942
3/31/2017	$10,933	$10,835	$11,036
4/30/2017	$11,075	$11,003	$11,174
5/31/2017	$11,228	$11,246	$11,338
6/30/2017	$11,309	$11,298	$11,416
7/31/2017	$11,533	$11,613	$11,654
8/31/2017	$11,564	$11,658	$11,658
9/30/2017	$11,788	$11,883	$11,913
10/31/2017	$11,971	$12,130	$12,128
11/30/2017	$12,215	$12,365	$12,387
12/31/2017	$12,351	$12,564	$12,532
1/31/2018	$12,869	$13,273	$13,057
2/28/2018	$12,320	$12,715	$12,572
3/31/2018	$12,196	$12,443	$12,415
4/30/2018	$12,237	$12,562	$12,500
5/31/2018	$12,362	$12,578	$12,651
6/30/2018	$12,310	$12,510	$12,620
7/31/2018	$12,631	$12,887	$12,930
8/31/2018	$12,776	$12,988	$13,100
9/30/2018	$12,765	$13,045	$13,101
10/31/2018	$11,854	$12,067	$12,199
11/30/2018	$12,041	$12,243	$12,394
12/31/2018	$11,216	$11,381	$11,562
1/31/2019	$12,061	$12,280	$12,407
2/28/2019	$12,361	$12,608	$12,724
3/31/2019	$12,517	$12,767	$12,844
4/30/2019	$12,906	$13,198	$13,228
5/31/2019	$12,217	$12,415	$12,542
6/30/2019	$12,939	$13,228	$13,270
7/31/2019	$12,973	$13,267	$13,327
8/31/2019	$12,772	$12,952	$13,078
9/30/2019	$12,995	$13,224	$13,341
10/31/2019	$13,273	$13,586	$13,638
11/30/2019	$13,617	$13,918	$13,935
12/31/2019	$13,979	$14,408	$14,339
1/31/2020	$13,865	$14,249	$14,187
2/29/2020	$12,955	$13,098	$13,161
3/31/2020	$11,329	$11,330	$11,449
4/30/2020	$12,444	$12,544	$12,583
5/31/2020	$13,001	$13,089	$13,107
6/30/2020	$13,319	$13,507	$13,429
7/31/2020	$13,922	$14,222	$14,016
8/31/2020	$14,662	$15,092	$14,697
9/30/2020	$14,263	$14,606	$14,293
10/31/2020	$13,956	$14,250	$14,062
11/30/2020	$15,458	$16,007	$15,626
12/31/2020	$16,071	$16,750	$16,298
1/31/2021	$16,001	$16,674	$16,269
2/28/2021	$16,353	$17,060	$16,708
3/31/2021	$16,752	$17,516	$17,167
4/30/2021	$17,409	$18,282	$17,827
5/31/2021	$17,596	$18,566	$18,065
6/30/2021	$17,831	$18,811	$18,198
7/31/2021	$18,019	$18,941	$18,316
8/31/2021	$18,370	$19,415	$18,715
9/30/2021	$17,667	$18,613	$18,061
10/31/2021	$18,488	$19,563	$18,843
11/30/2021	$18,112	$19,092	$18,419
12/31/2021	$18,718	$19,855	$19,152
1/31/2022	$17,763	$18,880	$18,220
2/28/2022	$17,316	$18,393	$17,908
3/31/2022	$17,490	$18,791	$18,190
4/30/2022	$16,126	$17,287	$16,904
5/31/2022	$16,138	$17,307	$16,974
6/30/2022	$14,873	$15,848	$15,622
7/31/2022	$15,877	$16,955	$16,712
8/31/2022	$15,294	$16,331	$16,107
9/30/2022	$13,893	$14,767	$14,684
10/31/2022	$14,674	$15,659	$15,572
11/30/2022	$15,741	$16,873	$16,676
12/31/2022	$15,096	$16,209	$16,119
1/31/2023	$16,222	$17,371	$17,216
2/28/2023	$15,731	$16,873	$16,793
3/31/2023	$16,049	$17,393	$17,139
4/30/2023	$16,193	$17,643	$17,358
5/31/2023	$15,991	$17,454	$17,096
6/30/2023	$16,828	$18,468	$17,972
7/31/2023	$17,348	$19,144	$18,544
8/31/2023	$16,886	$18,609	$18,098
9/30/2023	$16,193	$17,839	$17,374
10/31/2023	$15,674	$17,303	$16,856
11/30/2023	$16,944	$18,900	$18,267
12/31/2023	$17,863	$19,808	$19,203
1/31/2024	$17,804	$19,924	$19,231
2/29/2024	$18,535	$20,779	$19,895
3/31/2024	$19,091	$21,431	$20,462
4/30/2024	$18,360	$20,724	$19,801
5/31/2024	$19,003	$21,566	$20,560
6/30/2024	$19,208	$22,046	$20,837
7/31/2024	$19,617	$22,402	$21,334
8/31/2024	$20,085	$22,971	$21,788
9/30/2024	$20,436	$23,504	$22,231
10/31/2024	$19,997	$22,977	$21,692

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	27.58%	8.54%	7.43%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2045 IndexFootnote Reference(b)	28.69%	9.73%	8.34%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 40,054,809
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,054,809
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.3%
International Equity Funds	33.5
U.S. Fixed Income Funds	11.1
International Fixed Income Funds	1.5
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	13.8
Transamerica Large Cap Value, Class R6	8.6
Transamerica US Growth, Class R6	5.3
Transamerica International Stock, Class R6	4.6
Transamerica International Focus, Class R6	4.6
Transamerica Bond, Class R6	4.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	3.9
Transamerica Capital Growth, Class R6	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210413
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2045
Class Name	Class R3
Trading Symbol	TCTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2045 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World Index	S&P Target Date 2045 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,045	$10,126	$10,095
4/30/2019	$10,358	$10,468	$10,396
5/31/2019	$9,803	$9,847	$9,857
6/30/2019	$10,385	$10,491	$10,429
7/31/2019	$10,420	$10,522	$10,474
8/31/2019	$10,259	$10,273	$10,278
9/30/2019	$10,438	$10,489	$10,485
10/31/2019	$10,671	$10,776	$10,718
11/30/2019	$10,939	$11,039	$10,952
12/31/2019	$11,240	$11,428	$11,269
1/31/2020	$11,139	$11,301	$11,149
2/29/2020	$10,423	$10,389	$10,343
3/31/2020	$9,110	$8,986	$8,998
4/30/2020	$10,010	$9,949	$9,889
5/31/2020	$10,460	$10,381	$10,301
6/30/2020	$10,726	$10,713	$10,554
7/31/2020	$11,204	$11,280	$11,015
8/31/2020	$11,801	$11,970	$11,551
9/30/2020	$11,488	$11,584	$11,233
10/31/2020	$11,240	$11,303	$11,052
11/30/2020	$12,453	$12,696	$12,281
12/31/2020	$12,954	$13,285	$12,809
1/31/2021	$12,897	$13,225	$12,786
2/28/2021	$13,182	$13,531	$13,131
3/31/2021	$13,514	$13,892	$13,492
4/30/2021	$14,037	$14,500	$14,011
5/31/2021	$14,198	$14,726	$14,197
6/30/2021	$14,388	$14,920	$14,302
7/31/2021	$14,540	$15,022	$14,395
8/31/2021	$14,825	$15,398	$14,709
9/30/2021	$14,265	$14,762	$14,195
10/31/2021	$14,929	$15,516	$14,809
11/30/2021	$14,635	$15,142	$14,476
12/31/2021	$15,124	$15,748	$15,052
1/31/2022	$14,359	$14,974	$14,319
2/28/2022	$13,997	$14,588	$14,074
3/31/2022	$14,138	$14,904	$14,296
4/30/2022	$13,040	$13,711	$13,285
5/31/2022	$13,050	$13,727	$13,340
6/30/2022	$12,033	$12,570	$12,278
7/31/2022	$12,839	$13,447	$13,135
8/31/2022	$12,375	$12,952	$12,658
9/30/2022	$11,248	$11,712	$11,540
10/31/2022	$11,882	$12,419	$12,238
11/30/2022	$12,748	$13,383	$13,106
12/31/2022	$12,228	$12,856	$12,668
1/31/2023	$13,130	$13,777	$13,530
2/28/2023	$12,750	$13,383	$13,198
3/31/2023	$12,988	$13,795	$13,469
4/30/2023	$13,130	$13,993	$13,642
5/31/2023	$12,964	$13,844	$13,436
6/30/2023	$13,629	$14,647	$14,125
7/31/2023	$14,080	$15,184	$14,574
8/31/2023	$13,700	$14,759	$14,223
9/30/2023	$13,130	$14,149	$13,655
10/31/2023	$12,727	$13,724	$13,248
11/30/2023	$13,771	$14,990	$14,356
12/31/2023	$14,518	$15,710	$15,092
1/31/2024	$14,469	$15,802	$15,114
2/29/2024	$15,049	$16,480	$15,636
3/31/2024	$15,508	$16,998	$16,082
4/30/2024	$14,928	$16,437	$15,562
5/31/2024	$15,435	$17,105	$16,158
6/30/2024	$15,605	$17,486	$16,376
7/31/2024	$15,943	$17,768	$16,767
8/31/2024	$16,329	$18,219	$17,124
9/30/2024	$16,619	$18,642	$17,471
10/31/2024	$16,257	$18,224	$17,048

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	27.74%	8.78%	8.95%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2045 IndexFootnote Reference(b)	28.69%	9.73%	9.86%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 40,054,809
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,054,809
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.3%
International Equity Funds	33.5
U.S. Fixed Income Funds	11.1
International Fixed Income Funds	1.5
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	13.8
Transamerica Large Cap Value, Class R6	8.6
Transamerica US Growth, Class R6	5.3
Transamerica International Stock, Class R6	4.6
Transamerica International Focus, Class R6	4.6
Transamerica Bond, Class R6	4.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	3.9
Transamerica Capital Growth, Class R6	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152529
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2045
Class Name	Class R6
Trading Symbol	TCOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2045 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date 2045 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,940	$9,845	$9,887
4/30/2015	$10,060	$10,131	$10,007
5/31/2015	$10,110	$10,117	$10,069
6/30/2015	$9,890	$9,879	$9,876
7/31/2015	$10,040	$9,965	$9,995
8/31/2015	$9,430	$9,282	$9,438
9/30/2015	$9,200	$8,946	$9,192
10/31/2015	$9,820	$9,648	$9,764
11/30/2015	$9,840	$9,568	$9,774
12/31/2015	$9,656	$9,396	$9,569
1/31/2016	$9,152	$8,829	$9,148
2/29/2016	$9,081	$8,768	$9,101
3/31/2016	$9,706	$9,418	$9,689
4/30/2016	$9,787	$9,557	$9,775
5/31/2016	$9,878	$9,569	$9,866
6/30/2016	$9,908	$9,511	$9,882
7/31/2016	$10,291	$9,921	$10,215
8/31/2016	$10,301	$9,954	$10,245
9/30/2016	$10,351	$10,015	$10,281
10/31/2016	$10,109	$9,845	$10,083
11/30/2016	$10,271	$9,920	$10,277
12/31/2016	$10,485	$10,134	$10,482
1/31/2017	$10,711	$10,412	$10,685
2/28/2017	$10,997	$10,704	$10,942
3/31/2017	$11,079	$10,835	$11,036
4/30/2017	$11,223	$11,003	$11,174
5/31/2017	$11,397	$11,246	$11,338
6/30/2017	$11,479	$11,298	$11,416
7/31/2017	$11,724	$11,613	$11,654
8/31/2017	$11,745	$11,658	$11,658
9/30/2017	$11,980	$11,883	$11,913
10/31/2017	$12,185	$12,130	$12,128
11/30/2017	$12,431	$12,365	$12,387
12/31/2017	$12,583	$12,564	$12,532
1/31/2018	$13,107	$13,273	$13,057
2/28/2018	$12,562	$12,715	$12,572
3/31/2018	$12,446	$12,443	$12,415
4/30/2018	$12,488	$12,562	$12,500
5/31/2018	$12,625	$12,578	$12,651
6/30/2018	$12,583	$12,510	$12,620
7/31/2018	$12,907	$12,887	$12,930
8/31/2018	$13,065	$12,988	$13,100
9/30/2018	$13,065	$13,045	$13,101
10/31/2018	$12,143	$12,067	$12,199
11/30/2018	$12,331	$12,243	$12,394
12/31/2018	$11,499	$11,381	$11,562
1/31/2019	$12,371	$12,280	$12,407
2/28/2019	$12,688	$12,608	$12,724
3/31/2019	$12,858	$12,767	$12,844
4/30/2019	$13,255	$13,198	$13,228
5/31/2019	$12,564	$12,415	$12,542
6/30/2019	$13,300	$13,228	$13,270
7/31/2019	$13,345	$13,267	$13,327
8/31/2019	$13,153	$12,952	$13,078
9/30/2019	$13,391	$13,224	$13,341
10/31/2019	$13,685	$13,586	$13,638
11/30/2019	$14,037	$13,918	$13,935
12/31/2019	$14,426	$14,408	$14,339
1/31/2020	$14,310	$14,249	$14,187
2/29/2020	$13,388	$13,098	$13,161
3/31/2020	$11,709	$11,330	$11,449
4/30/2020	$12,864	$12,544	$12,583
5/31/2020	$13,447	$13,089	$13,107
6/30/2020	$13,797	$13,507	$13,429
7/31/2020	$14,415	$14,222	$14,016
8/31/2020	$15,196	$15,092	$14,697
9/30/2020	$14,788	$14,606	$14,293
10/31/2020	$14,473	$14,250	$14,062
11/30/2020	$16,036	$16,007	$15,626
12/31/2020	$16,692	$16,750	$16,298
1/31/2021	$16,620	$16,674	$16,269
2/28/2021	$16,995	$17,060	$16,708
3/31/2021	$17,430	$17,516	$17,167
4/30/2021	$18,120	$18,282	$17,827
5/31/2021	$18,325	$18,566	$18,065
6/30/2021	$18,579	$18,811	$18,198
7/31/2021	$18,785	$18,941	$18,316
8/31/2021	$19,160	$19,415	$18,715
9/30/2021	$18,434	$18,613	$18,061
10/31/2021	$19,305	$19,563	$18,843
11/30/2021	$18,930	$19,092	$18,419
12/31/2021	$19,566	$19,855	$19,152
1/31/2022	$18,576	$18,880	$18,220
2/28/2022	$18,113	$18,393	$17,908
3/31/2022	$18,306	$18,791	$18,190
4/30/2022	$16,890	$17,287	$16,904
5/31/2022	$16,903	$17,307	$16,974
6/30/2022	$15,591	$15,848	$15,622
7/31/2022	$16,659	$16,955	$16,712
8/31/2022	$16,054	$16,331	$16,107
9/30/2022	$14,601	$14,767	$14,684
10/31/2022	$15,424	$15,659	$15,572
11/30/2022	$16,556	$16,873	$16,676
12/31/2022	$15,879	$16,209	$16,119
1/31/2023	$17,073	$17,371	$17,216
2/28/2023	$16,566	$16,873	$16,793
3/31/2023	$16,894	$17,393	$17,139
4/30/2023	$17,073	$17,643	$17,358
5/31/2023	$16,864	$17,454	$17,096
6/30/2023	$17,760	$18,468	$17,972
7/31/2023	$18,327	$19,144	$18,544
8/31/2023	$17,849	$18,609	$18,098
9/30/2023	$17,133	$17,839	$17,374
10/31/2023	$16,566	$17,303	$16,856
11/30/2023	$17,939	$18,900	$18,267
12/31/2023	$18,944	$19,808	$19,203
1/31/2024	$18,883	$19,924	$19,231
2/29/2024	$19,643	$20,779	$19,895
3/31/2024	$20,251	$21,431	$20,462
4/30/2024	$19,491	$20,724	$19,801
5/31/2024	$20,160	$21,566	$20,560
6/30/2024	$20,403	$22,046	$20,837
7/31/2024	$20,859	$22,402	$21,334
8/31/2024	$21,376	$22,971	$21,788
9/30/2024	$21,741	$23,504	$22,231
10/31/2024	$21,285	$22,977	$21,692

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	28.49%	9.24%	8.13%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2045 IndexFootnote Reference(b)	28.69%	9.73%	8.34%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 40,054,809
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,054,809
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.3%
International Equity Funds	33.5
U.S. Fixed Income Funds	11.1
International Fixed Income Funds	1.5
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	13.8
Transamerica Large Cap Value, Class R6	8.6
Transamerica US Growth, Class R6	5.3
Transamerica International Stock, Class R6	4.6
Transamerica International Focus, Class R6	4.6
Transamerica Bond, Class R6	4.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	3.9
Transamerica Capital Growth, Class R6	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152530
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2050
Class Name	Class R1
Trading Symbol	TRNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2050 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	MSCI All Country World Index	S&P Target Date 2050 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,930	$9,845	$9,887
4/30/2015	$10,050	$10,131	$10,007
5/31/2015	$10,100	$10,117	$10,069
6/30/2015	$9,870	$9,879	$9,876
7/31/2015	$10,000	$9,965	$9,995
8/31/2015	$9,410	$9,282	$9,438
9/30/2015	$9,150	$8,946	$9,192
10/31/2015	$9,770	$9,648	$9,764
11/30/2015	$9,770	$9,568	$9,774
12/31/2015	$9,573	$9,396	$9,569
1/31/2016	$9,080	$8,829	$9,148
2/29/2016	$8,999	$8,768	$9,101
3/31/2016	$9,623	$9,418	$9,689
4/30/2016	$9,704	$9,557	$9,775
5/31/2016	$9,784	$9,569	$9,866
6/30/2016	$9,814	$9,511	$9,882
7/31/2016	$10,177	$9,921	$10,215
8/31/2016	$10,187	$9,954	$10,245
9/30/2016	$10,227	$10,015	$10,281
10/31/2016	$9,996	$9,845	$10,083
11/30/2016	$10,167	$9,920	$10,277
12/31/2016	$10,367	$10,134	$10,482
1/31/2017	$10,591	$10,412	$10,685
2/28/2017	$10,865	$10,704	$10,942
3/31/2017	$10,947	$10,835	$11,036
4/30/2017	$11,079	$11,003	$11,174
5/31/2017	$11,232	$11,246	$11,338
6/30/2017	$11,313	$11,298	$11,416
7/31/2017	$11,547	$11,613	$11,654
8/31/2017	$11,567	$11,658	$11,658
9/30/2017	$11,801	$11,883	$11,913
10/31/2017	$11,995	$12,130	$12,128
11/30/2017	$12,229	$12,365	$12,387
12/31/2017	$12,375	$12,564	$12,532
1/31/2018	$12,901	$13,273	$13,057
2/28/2018	$12,355	$12,715	$12,572
3/31/2018	$12,231	$12,443	$12,415
4/30/2018	$12,262	$12,562	$12,500
5/31/2018	$12,385	$12,578	$12,651
6/30/2018	$12,344	$12,510	$12,620
7/31/2018	$12,664	$12,887	$12,930
8/31/2018	$12,808	$12,988	$13,100
9/30/2018	$12,808	$13,045	$13,101
10/31/2018	$11,870	$12,067	$12,199
11/30/2018	$12,056	$12,243	$12,394
12/31/2018	$11,205	$11,381	$11,562
1/31/2019	$12,072	$12,280	$12,407
2/28/2019	$12,368	$12,608	$12,724
3/31/2019	$12,522	$12,767	$12,844
4/30/2019	$12,928	$13,198	$13,228
5/31/2019	$12,204	$12,415	$12,542
6/30/2019	$12,939	$13,228	$13,270
7/31/2019	$12,972	$13,267	$13,327
8/31/2019	$12,752	$12,952	$13,078
9/30/2019	$12,983	$13,224	$13,341
10/31/2019	$13,279	$13,586	$13,638
11/30/2019	$13,630	$13,918	$13,935
12/31/2019	$14,004	$14,408	$14,339
1/31/2020	$13,870	$14,249	$14,187
2/29/2020	$12,897	$13,098	$13,161
3/31/2020	$11,174	$11,330	$11,449
4/30/2020	$12,326	$12,544	$12,583
5/31/2020	$12,919	$13,089	$13,107
6/30/2020	$13,254	$13,507	$13,429
7/31/2020	$13,881	$14,222	$14,016
8/31/2020	$14,675	$15,092	$14,697
9/30/2020	$14,250	$14,606	$14,293
10/31/2020	$13,926	$14,250	$14,062
11/30/2020	$15,514	$16,007	$15,626
12/31/2020	$16,183	$16,750	$16,298
1/31/2021	$16,103	$16,674	$16,269
2/28/2021	$16,502	$17,060	$16,708
3/31/2021	$16,957	$17,516	$17,167
4/30/2021	$17,651	$18,282	$17,827
5/31/2021	$17,856	$18,566	$18,065
6/30/2021	$18,095	$18,811	$18,198
7/31/2021	$18,288	$18,941	$18,316
8/31/2021	$18,675	$19,415	$18,715
9/30/2021	$17,936	$18,613	$18,061
10/31/2021	$18,823	$19,563	$18,504
11/30/2021	$18,414	$19,092	$18,073
12/31/2021	$19,060	$19,855	$18,813
1/31/2022	$18,075	$18,880	$17,881
2/28/2022	$17,607	$18,393	$17,574
3/31/2022	$17,799	$18,791	$17,869
4/30/2022	$16,382	$17,287	$16,586
5/31/2022	$16,394	$17,307	$16,654
6/30/2022	$15,085	$15,848	$15,298
7/31/2022	$16,105	$16,955	$16,384
8/31/2022	$15,517	$16,331	$15,785
9/30/2022	$14,076	$14,767	$14,369
10/31/2022	$14,892	$15,659	$15,265
11/30/2022	$15,985	$16,873	$16,365
12/31/2022	$15,341	$16,209	$15,808
1/31/2023	$16,485	$17,371	$16,902
2/28/2023	$15,957	$16,873	$16,485
3/31/2023	$16,280	$17,393	$16,820
4/30/2023	$16,456	$17,643	$17,037
5/31/2023	$16,221	$17,454	$16,774
6/30/2023	$17,101	$18,468	$17,670
7/31/2023	$17,688	$19,144	$18,256
8/31/2023	$17,189	$18,609	$17,801
9/30/2023	$16,485	$17,839	$17,077
10/31/2023	$15,928	$17,303	$16,554
11/30/2023	$17,248	$18,900	$17,967
12/31/2023	$18,208	$19,808	$18,903
1/31/2024	$18,148	$19,924	$18,929
2/29/2024	$18,891	$20,779	$19,616
3/31/2024	$19,485	$21,431	$20,193
4/30/2024	$18,742	$20,724	$19,532
5/31/2024	$19,396	$21,566	$20,297
6/30/2024	$19,604	$22,046	$20,586
7/31/2024	$20,049	$22,402	$21,083
8/31/2024	$20,525	$22,971	$21,533
9/30/2024	$20,851	$23,504	$21,975
10/31/2024	$20,406	$22,977	$21,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	28.11%	8.97%	7.66%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2050 IndexFootnote Reference(b)	29.63%	9.49%	8.22%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 34,248,387
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,248,387
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	55.3%
International Equity Funds	35.5
U.S. Fixed Income Funds	7.4
Repurchase Agreements	1.5
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.7%
iShares Core MSCI EAFE ETF	15.0
Transamerica Large Cap Value, Class R6	9.0
Transamerica US Growth, Class R6	5.5
Transamerica International Stock, Class R6	5.0
Transamerica International Focus, Class R6	4.9
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Mid Cap Growth, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210414
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2050
Class Name	Class R3
Trading Symbol	TCTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2050 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World Index	S&P Target Date 2050 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,044	$10,126	$10,095
4/30/2019	$10,362	$10,468	$10,396
5/31/2019	$9,788	$9,847	$9,857
6/30/2019	$10,380	$10,491	$10,429
7/31/2019	$10,406	$10,522	$10,474
8/31/2019	$10,229	$10,273	$10,278
9/30/2019	$10,424	$10,489	$10,485
10/31/2019	$10,662	$10,776	$10,718
11/30/2019	$10,936	$11,039	$10,952
12/31/2019	$11,246	$11,428	$11,269
1/31/2020	$11,138	$11,301	$11,149
2/29/2020	$10,353	$10,389	$10,343
3/31/2020	$8,981	$8,986	$8,998
4/30/2020	$9,910	$9,949	$9,889
5/31/2020	$10,380	$10,381	$10,301
6/30/2020	$10,659	$10,713	$10,554
7/31/2020	$11,156	$11,280	$11,015
8/31/2020	$11,806	$11,970	$11,551
9/30/2020	$11,463	$11,584	$11,233
10/31/2020	$11,210	$11,303	$11,052
11/30/2020	$12,483	$12,696	$12,281
12/31/2020	$13,027	$13,285	$12,809
1/31/2021	$12,962	$13,225	$12,786
2/28/2021	$13,284	$13,531	$13,131
3/31/2021	$13,653	$13,892	$13,492
4/30/2021	$14,223	$14,500	$14,011
5/31/2021	$14,389	$14,726	$14,197
6/30/2021	$14,582	$14,920	$14,302
7/31/2021	$14,739	$15,022	$14,395
8/31/2021	$15,061	$15,398	$14,709
9/30/2021	$14,463	$14,762	$14,195
10/31/2021	$15,190	$15,516	$14,542
11/30/2021	$14,859	$15,142	$14,204
12/31/2021	$15,372	$15,748	$14,785
1/31/2022	$14,583	$14,974	$14,053
2/28/2022	$14,213	$14,588	$13,812
3/31/2022	$14,369	$14,904	$14,043
4/30/2022	$13,239	$13,711	$13,035
5/31/2022	$13,239	$13,727	$13,088
6/30/2022	$12,187	$12,570	$12,023
7/31/2022	$13,015	$13,447	$12,876
8/31/2022	$12,538	$12,952	$12,406
9/30/2022	$11,388	$11,712	$11,293
10/31/2022	$12,050	$12,419	$11,997
11/30/2022	$12,937	$13,383	$12,862
12/31/2022	$12,414	$12,856	$12,423
1/31/2023	$13,333	$13,777	$13,283
2/28/2023	$12,922	$13,383	$12,956
3/31/2023	$13,188	$13,795	$13,219
4/30/2023	$13,333	$13,993	$13,390
5/31/2023	$13,140	$13,844	$13,183
6/30/2023	$13,866	$14,647	$13,887
7/31/2023	$14,325	$15,184	$14,348
8/31/2023	$13,938	$14,759	$13,990
9/30/2023	$13,358	$14,149	$13,421
10/31/2023	$12,922	$13,724	$13,010
11/30/2023	$13,987	$14,990	$14,120
12/31/2023	$14,768	$15,710	$14,856
1/31/2024	$14,718	$15,802	$14,877
2/29/2024	$15,334	$16,480	$15,417
3/31/2024	$15,826	$16,998	$15,870
4/30/2024	$15,211	$16,437	$15,350
5/31/2024	$15,752	$17,105	$15,952
6/30/2024	$15,925	$17,486	$16,179
7/31/2024	$16,294	$17,768	$16,569
8/31/2024	$16,688	$18,219	$16,923
9/30/2024	$16,958	$18,642	$17,270
10/31/2024	$16,589	$18,224	$16,865

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	28.38%	9.24%	9.34%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2050 IndexFootnote Reference(b)	29.63%	9.49%	9.65%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 34,248,387
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,248,387
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	55.3%
International Equity Funds	35.5
U.S. Fixed Income Funds	7.4
Repurchase Agreements	1.5
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.7%
iShares Core MSCI EAFE ETF	15.0
Transamerica Large Cap Value, Class R6	9.0
Transamerica US Growth, Class R6	5.5
Transamerica International Stock, Class R6	5.0
Transamerica International Focus, Class R6	4.9
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Mid Cap Growth, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152531
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2050
Class Name	Class R6
Trading Symbol	TCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2050 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date 2050 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,940	$9,845	$9,887
4/30/2015	$10,060	$10,131	$10,007
5/31/2015	$10,110	$10,117	$10,069
6/30/2015	$9,890	$9,879	$9,876
7/31/2015	$10,030	$9,965	$9,995
8/31/2015	$9,430	$9,282	$9,438
9/30/2015	$9,180	$8,946	$9,192
10/31/2015	$9,810	$9,648	$9,764
11/30/2015	$9,810	$9,568	$9,774
12/31/2015	$9,629	$9,396	$9,569
1/31/2016	$9,125	$8,829	$9,148
2/29/2016	$9,055	$8,768	$9,101
3/31/2016	$9,690	$9,418	$9,689
4/30/2016	$9,781	$9,557	$9,775
5/31/2016	$9,871	$9,569	$9,866
6/30/2016	$9,892	$9,511	$9,882
7/31/2016	$10,275	$9,921	$10,215
8/31/2016	$10,295	$9,954	$10,245
9/30/2016	$10,335	$10,015	$10,281
10/31/2016	$10,103	$9,845	$10,083
11/30/2016	$10,285	$9,920	$10,277
12/31/2016	$10,488	$10,134	$10,482
1/31/2017	$10,724	$10,412	$10,685
2/28/2017	$11,010	$10,704	$10,942
3/31/2017	$11,092	$10,835	$11,036
4/30/2017	$11,235	$11,003	$11,174
5/31/2017	$11,399	$11,246	$11,338
6/30/2017	$11,491	$11,298	$11,416
7/31/2017	$11,726	$11,613	$11,654
8/31/2017	$11,757	$11,658	$11,658
9/30/2017	$11,992	$11,883	$11,913
10/31/2017	$12,197	$12,130	$12,128
11/30/2017	$12,453	$12,365	$12,387
12/31/2017	$12,603	$12,564	$12,532
1/31/2018	$13,146	$13,273	$13,057
2/28/2018	$12,593	$12,715	$12,572
3/31/2018	$12,478	$12,443	$12,415
4/30/2018	$12,520	$12,562	$12,500
5/31/2018	$12,656	$12,578	$12,651
6/30/2018	$12,614	$12,510	$12,620
7/31/2018	$12,947	$12,887	$12,930
8/31/2018	$13,093	$12,988	$13,100
9/30/2018	$13,104	$13,045	$13,101
10/31/2018	$12,155	$12,067	$12,199
11/30/2018	$12,353	$12,243	$12,394
12/31/2018	$11,486	$11,381	$11,562
1/31/2019	$12,380	$12,280	$12,407
2/28/2019	$12,693	$12,608	$12,724
3/31/2019	$12,861	$12,767	$12,844
4/30/2019	$13,275	$13,198	$13,228
5/31/2019	$12,548	$12,415	$12,542
6/30/2019	$13,309	$13,228	$13,270
7/31/2019	$13,353	$13,267	$13,327
8/31/2019	$13,130	$12,952	$13,078
9/30/2019	$13,376	$13,224	$13,341
10/31/2019	$13,689	$13,586	$13,638
11/30/2019	$14,058	$13,918	$13,935
12/31/2019	$14,459	$14,408	$14,339
1/31/2020	$14,322	$14,249	$14,187
2/29/2020	$13,313	$13,098	$13,161
3/31/2020	$11,547	$11,330	$11,449
4/30/2020	$12,751	$12,544	$12,583
5/31/2020	$13,370	$13,089	$13,107
6/30/2020	$13,726	$13,507	$13,429
7/31/2020	$14,379	$14,222	$14,016
8/31/2020	$15,216	$15,092	$14,697
9/30/2020	$14,780	$14,606	$14,293
10/31/2020	$14,459	$14,250	$14,062
11/30/2020	$16,111	$16,007	$15,626
12/31/2020	$16,810	$16,750	$16,298
1/31/2021	$16,740	$16,674	$16,269
2/28/2021	$17,162	$17,060	$16,708
3/31/2021	$17,643	$17,516	$17,167
4/30/2021	$18,371	$18,282	$17,827
5/31/2021	$18,594	$18,566	$18,065
6/30/2021	$18,863	$18,811	$18,198
7/31/2021	$19,075	$18,941	$18,316
8/31/2021	$19,485	$19,415	$18,715
9/30/2021	$18,723	$18,613	$18,061
10/31/2021	$19,661	$19,563	$18,504
11/30/2021	$19,251	$19,092	$18,073
12/31/2021	$19,920	$19,855	$18,813
1/31/2022	$18,899	$18,880	$17,881
2/28/2022	$18,426	$18,393	$17,574
3/31/2022	$18,638	$18,791	$17,869
4/30/2022	$17,169	$17,287	$16,586
5/31/2022	$17,181	$17,307	$16,654
6/30/2022	$15,812	$15,848	$15,298
7/31/2022	$16,907	$16,955	$16,384
8/31/2022	$16,297	$16,331	$15,785
9/30/2022	$14,791	$14,767	$14,369
10/31/2022	$15,662	$15,659	$15,265
11/30/2022	$16,820	$16,873	$16,365
12/31/2022	$16,119	$16,209	$15,808
1/31/2023	$17,359	$17,371	$16,902
2/28/2023	$16,815	$16,873	$16,485
3/31/2023	$17,178	$17,393	$16,820
4/30/2023	$17,359	$17,643	$17,037
5/31/2023	$17,117	$17,454	$16,774
6/30/2023	$18,085	$18,468	$17,670
7/31/2023	$18,690	$19,144	$18,256
8/31/2023	$18,176	$18,609	$17,801
9/30/2023	$17,420	$17,839	$17,077
10/31/2023	$16,845	$17,303	$16,554
11/30/2023	$18,266	$18,900	$17,967
12/31/2023	$19,280	$19,808	$18,903
1/31/2024	$19,219	$19,924	$18,929
2/29/2024	$20,050	$20,779	$19,616
3/31/2024	$20,697	$21,431	$20,193
4/30/2024	$19,896	$20,724	$19,532
5/31/2024	$20,605	$21,566	$20,297
6/30/2024	$20,851	$22,046	$20,586
7/31/2024	$21,313	$22,402	$21,083
8/31/2024	$21,837	$22,971	$21,533
9/30/2024	$22,206	$23,504	$21,975
10/31/2024	$21,714	$22,977	$21,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	28.90%	9.67%	8.35%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2050 IndexFootnote Reference(b)	29.63%	9.49%	8.22%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 34,248,387
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,248,387
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	55.3%
International Equity Funds	35.5
U.S. Fixed Income Funds	7.4
Repurchase Agreements	1.5
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.7%
iShares Core MSCI EAFE ETF	15.0
Transamerica Large Cap Value, Class R6	9.0
Transamerica US Growth, Class R6	5.5
Transamerica International Stock, Class R6	5.0
Transamerica International Focus, Class R6	4.9
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Mid Cap Growth, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000190359
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2055
Class Name	Class R1
Trading Symbol	TCTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2055 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	MSCI All Country World Index	S&P Target Date 2055 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,260
8/31/2017	$10,230	$10,355	$10,262
9/30/2017	$10,440	$10,555	$10,496
10/31/2017	$10,610	$10,774	$10,693
11/30/2017	$10,830	$10,983	$10,929
12/31/2017	$10,961	$11,160	$11,060
1/31/2018	$11,394	$11,789	$11,543
2/28/2018	$10,941	$11,294	$11,104
3/31/2018	$10,830	$11,053	$10,959
4/30/2018	$10,871	$11,158	$11,038
5/31/2018	$10,991	$11,172	$11,175
6/30/2018	$10,951	$11,112	$11,146
7/31/2018	$11,233	$11,447	$11,427
8/31/2018	$11,364	$11,537	$11,578
9/30/2018	$11,364	$11,587	$11,579
10/31/2018	$10,508	$10,718	$10,759
11/30/2018	$10,750	$10,875	$10,935
12/31/2018	$9,914	$10,109	$10,178
1/31/2019	$10,701	$10,907	$10,939
2/28/2019	$10,974	$11,199	$11,225
3/31/2019	$11,110	$11,340	$11,328
4/30/2019	$11,457	$11,723	$11,675
5/31/2019	$10,827	$11,028	$11,048
6/30/2019	$11,478	$11,750	$11,707
7/31/2019	$11,499	$11,784	$11,755
8/31/2019	$11,299	$11,505	$11,519
9/30/2019	$11,520	$11,747	$11,761
10/31/2019	$11,792	$12,068	$12,031
11/30/2019	$12,107	$12,363	$12,300
12/31/2019	$12,445	$12,798	$12,670
1/31/2020	$12,327	$12,657	$12,522
2/29/2020	$11,446	$11,634	$11,581
3/31/2020	$9,900	$10,064	$10,029
4/30/2020	$10,952	$11,142	$11,047
5/31/2020	$11,468	$11,626	$11,518
6/30/2020	$11,768	$11,998	$11,810
7/31/2020	$12,337	$12,632	$12,336
8/31/2020	$13,046	$13,406	$12,961
9/30/2020	$12,670	$12,973	$12,592
10/31/2020	$12,370	$12,658	$12,382
11/30/2020	$13,808	$14,218	$13,809
12/31/2020	$14,396	$14,878	$14,426
1/31/2021	$14,330	$14,811	$14,403
2/28/2021	$14,681	$15,154	$14,814
3/31/2021	$15,087	$15,558	$15,243
4/30/2021	$15,712	$16,239	$15,849
5/31/2021	$15,898	$16,491	$16,067
6/30/2021	$16,118	$16,709	$16,181
7/31/2021	$16,282	$16,824	$16,283
8/31/2021	$16,644	$17,245	$16,649
9/30/2021	$15,964	$16,533	$16,051
10/31/2021	$16,786	$17,377	$16,769
11/30/2021	$16,425	$16,958	$16,376
12/31/2021	$16,998	$17,636	$17,049
1/31/2022	$16,116	$16,770	$16,204
2/28/2022	$15,704	$16,337	$15,925
3/31/2022	$15,876	$16,691	$16,195
4/30/2022	$14,570	$15,355	$15,029
5/31/2022	$14,547	$15,373	$15,091
6/30/2022	$13,356	$14,077	$13,852
7/31/2022	$14,295	$15,060	$14,840
8/31/2022	$13,745	$14,506	$14,299
9/30/2022	$12,462	$13,117	$13,011
10/31/2022	$13,207	$13,909	$13,832
11/30/2022	$14,410	$14,987	$14,834
12/31/2022	$13,805	$14,398	$14,327
1/31/2023	$14,848	$15,430	$15,324
2/28/2023	$14,403	$14,987	$14,947
3/31/2023	$14,694	$15,450	$15,247
4/30/2023	$14,848	$15,672	$15,444
5/31/2023	$14,643	$15,504	$15,204
6/30/2023	$15,429	$16,404	$16,018
7/31/2023	$15,941	$17,004	$16,550
8/31/2023	$15,497	$16,529	$16,137
9/30/2023	$14,848	$15,846	$15,479
10/31/2023	$14,352	$15,369	$15,005
11/30/2023	$15,617	$16,788	$16,288
12/31/2023	$16,474	$17,594	$17,137
1/31/2024	$16,422	$17,697	$17,161
2/29/2024	$17,113	$18,457	$17,787
3/31/2024	$17,667	$19,036	$18,309
4/30/2024	$16,992	$18,408	$17,710
5/31/2024	$17,597	$19,156	$18,405
6/30/2024	$17,788	$19,582	$18,666
7/31/2024	$18,185	$19,898	$19,119
8/31/2024	$18,635	$20,404	$19,533
9/30/2024	$18,946	$20,878	$19,940
10/31/2024	$18,514	$20,409	$19,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R1	28.99%	9.44%	8.78%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2055 IndexFootnote Reference(b)	29.69%	10.10%	9.52%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 4,404,077
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,404,077
Number of Portfolio Holdings	19
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.7%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.0
Other Investment Company	1.1
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.6%
iShares Core MSCI EAFE ETF	16.2
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.5
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.4
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Emerging Markets Equity, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210416
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2055
Class Name	Class R3
Trading Symbol	TCTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2055 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World Index	S&P Target Date 2055 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,038	$10,126	$10,092
4/30/2019	$10,362	$10,468	$10,401
5/31/2019	$9,791	$9,847	$9,842
6/30/2019	$10,381	$10,491	$10,429
7/31/2019	$10,400	$10,522	$10,473
8/31/2019	$10,228	$10,273	$10,262
9/30/2019	$10,428	$10,489	$10,477
10/31/2019	$10,676	$10,776	$10,718
11/30/2019	$10,961	$11,039	$10,958
12/31/2019	$11,271	$11,428	$11,287
1/31/2020	$11,163	$11,301	$11,156
2/29/2020	$10,372	$10,389	$10,317
3/31/2020	$8,966	$8,986	$8,935
4/30/2020	$9,933	$9,949	$9,842
5/31/2020	$10,402	$10,381	$10,261
6/30/2020	$10,675	$10,713	$10,521
7/31/2020	$11,193	$11,280	$10,989
8/31/2020	$11,837	$11,970	$11,547
9/30/2020	$11,495	$11,584	$11,218
10/31/2020	$11,222	$11,303	$11,031
11/30/2020	$12,540	$12,696	$12,302
12/31/2020	$13,073	$13,285	$12,851
1/31/2021	$13,013	$13,225	$12,832
2/28/2021	$13,333	$13,531	$13,197
3/31/2021	$13,713	$13,892	$13,580
4/30/2021	$14,283	$14,500	$14,119
5/31/2021	$14,453	$14,726	$14,314
6/30/2021	$14,653	$14,920	$14,415
7/31/2021	$14,812	$15,022	$14,506
8/31/2021	$15,132	$15,398	$14,832
9/30/2021	$14,523	$14,762	$14,299
10/31/2021	$15,272	$15,516	$14,939
11/30/2021	$14,942	$15,142	$14,589
12/31/2021	$15,472	$15,748	$15,189
1/31/2022	$14,677	$14,974	$14,435
2/28/2022	$14,300	$14,588	$14,187
3/31/2022	$14,457	$14,904	$14,427
4/30/2022	$13,253	$13,711	$13,389
5/31/2022	$13,232	$13,727	$13,444
6/30/2022	$12,154	$12,570	$12,340
7/31/2022	$13,002	$13,447	$13,220
8/31/2022	$12,510	$12,952	$12,738
9/30/2022	$11,348	$11,712	$11,591
10/31/2022	$12,028	$12,419	$12,322
11/30/2022	$12,939	$13,383	$13,216
12/31/2022	$12,398	$12,856	$12,763
1/31/2023	$13,342	$13,777	$13,651
2/28/2023	$12,948	$13,383	$13,316
3/31/2023	$13,200	$13,795	$13,583
4/30/2023	$13,342	$13,993	$13,759
5/31/2023	$13,153	$13,844	$13,545
6/30/2023	$13,877	$14,647	$14,270
7/31/2023	$14,333	$15,184	$14,744
8/31/2023	$13,940	$14,759	$14,376
9/30/2023	$13,358	$14,149	$13,790
10/31/2023	$12,917	$13,724	$13,367
11/30/2023	$14,018	$14,990	$14,511
12/31/2023	$14,790	$15,710	$15,267
1/31/2024	$14,742	$15,802	$15,288
2/29/2024	$15,364	$16,480	$15,845
3/31/2024	$15,875	$16,998	$16,311
4/30/2024	$15,268	$16,437	$15,777
5/31/2024	$15,827	$17,105	$16,396
6/30/2024	$15,986	$17,486	$16,629
7/31/2024	$16,353	$17,768	$17,033
8/31/2024	$16,752	$18,219	$17,402
9/30/2024	$17,055	$18,642	$17,764
10/31/2024	$16,672	$18,224	$17,336

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	29.07%	9.33%	9.43%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2055 IndexFootnote Reference(b)	29.69%	10.10%	10.19%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 4,404,077
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,404,077
Number of Portfolio Holdings	19
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.7%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.0
Other Investment Company	1.1
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.6%
iShares Core MSCI EAFE ETF	16.2
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.5
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.4
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Emerging Markets Equity, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000190360
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2055
Class Name	Class R6
Trading Symbol	TCTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2055 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date 2055 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,260
8/31/2017	$10,240	$10,355	$10,262
9/30/2017	$10,450	$10,555	$10,496
10/31/2017	$10,640	$10,774	$10,693
11/30/2017	$10,860	$10,983	$10,929
12/31/2017	$10,994	$11,160	$11,060
1/31/2018	$11,438	$11,789	$11,543
2/28/2018	$10,984	$11,294	$11,104
3/31/2018	$10,883	$11,053	$10,959
4/30/2018	$10,934	$11,158	$11,038
5/31/2018	$11,055	$11,172	$11,175
6/30/2018	$11,024	$11,112	$11,146
7/31/2018	$11,317	$11,447	$11,427
8/31/2018	$11,449	$11,537	$11,578
9/30/2018	$11,449	$11,587	$11,579
10/31/2018	$10,600	$10,718	$10,759
11/30/2018	$10,853	$10,875	$10,935
12/31/2018	$10,006	$10,109	$10,178
1/31/2019	$10,811	$10,907	$10,939
2/28/2019	$11,087	$11,199	$11,225
3/31/2019	$11,235	$11,340	$11,328
4/30/2019	$11,596	$11,723	$11,675
5/31/2019	$10,960	$11,028	$11,048
6/30/2019	$11,617	$11,750	$11,707
7/31/2019	$11,659	$11,784	$11,755
8/31/2019	$11,458	$11,505	$11,519
9/30/2019	$11,680	$11,747	$11,761
10/31/2019	$11,967	$12,068	$12,031
11/30/2019	$12,295	$12,363	$12,300
12/31/2019	$12,647	$12,798	$12,670
1/31/2020	$12,527	$12,657	$12,522
2/29/2020	$11,654	$11,634	$11,581
3/31/2020	$10,072	$10,064	$10,029
4/30/2020	$11,152	$11,142	$11,047
5/31/2020	$11,687	$11,626	$11,518
6/30/2020	$12,003	$11,998	$11,810
7/31/2020	$12,582	$12,632	$12,336
8/31/2020	$13,324	$13,406	$12,961
9/30/2020	$12,942	$12,973	$12,592
10/31/2020	$12,636	$12,658	$12,382
11/30/2020	$14,120	$14,218	$13,809
12/31/2020	$14,733	$14,878	$14,426
1/31/2021	$14,666	$14,811	$14,403
2/28/2021	$15,036	$15,154	$14,814
3/31/2021	$15,461	$15,558	$15,243
4/30/2021	$16,111	$16,239	$15,849
5/31/2021	$16,313	$16,491	$16,067
6/30/2021	$16,537	$16,709	$16,181
7/31/2021	$16,727	$16,824	$16,283
8/31/2021	$17,097	$17,245	$16,649
9/30/2021	$16,403	$16,533	$16,051
10/31/2021	$17,265	$17,377	$16,769
11/30/2021	$16,896	$16,958	$16,376
12/31/2021	$17,509	$17,636	$17,049
1/31/2022	$16,603	$16,770	$16,204
2/28/2022	$16,191	$16,337	$15,925
3/31/2022	$16,367	$16,691	$16,195
4/30/2022	$15,025	$15,355	$15,029
5/31/2022	$15,025	$15,373	$15,091
6/30/2022	$13,800	$14,077	$13,852
7/31/2022	$14,766	$15,060	$14,840
8/31/2022	$14,212	$14,506	$14,299
9/30/2022	$12,894	$13,117	$13,011
10/31/2022	$13,671	$13,909	$13,832
11/30/2022	$14,719	$14,987	$14,834
12/31/2022	$14,097	$14,398	$14,327
1/31/2023	$15,172	$15,430	$15,324
2/28/2023	$14,732	$14,987	$14,947
3/31/2023	$15,031	$15,450	$15,247
4/30/2023	$15,190	$15,672	$15,444
5/31/2023	$14,996	$15,504	$15,204
6/30/2023	$15,824	$16,404	$16,018
7/31/2023	$16,353	$17,004	$16,550
8/31/2023	$15,895	$16,529	$16,137
9/30/2023	$15,243	$15,846	$15,479
10/31/2023	$14,749	$15,369	$15,005
11/30/2023	$16,001	$16,788	$16,288
12/31/2023	$16,895	$17,594	$17,137
1/31/2024	$16,842	$17,697	$17,161
2/29/2024	$17,575	$18,457	$17,787
3/31/2024	$18,148	$19,036	$18,309
4/30/2024	$17,468	$18,408	$17,710
5/31/2024	$18,094	$19,156	$18,405
6/30/2024	$18,291	$19,582	$18,666
7/31/2024	$18,721	$19,898	$19,119
8/31/2024	$19,186	$20,404	$19,533
9/30/2024	$19,526	$20,878	$19,940
10/31/2024	$19,097	$20,409	$19,460

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R6	29.47%	9.80%	9.24%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2055 IndexFootnote Reference(b)	29.69%	10.10%	9.52%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 4,404,077
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,404,077
Number of Portfolio Holdings	19
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.7%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.0
Other Investment Company	1.1
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.6%
iShares Core MSCI EAFE ETF	16.2
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.5
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.4
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Emerging Markets Equity, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000190361
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2060
Class Name	Class R1
Trading Symbol	TCSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2060 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	MSCI All Country World Index	S&P Target Date 2060 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,261
8/31/2017	$10,230	$10,355	$10,263
9/30/2017	$10,440	$10,555	$10,499
10/31/2017	$10,610	$10,774	$10,700
11/30/2017	$10,830	$10,983	$10,941
12/31/2017	$10,961	$11,160	$11,073
1/31/2018	$11,394	$11,789	$11,567
2/28/2018	$10,941	$11,294	$11,125
3/31/2018	$10,830	$11,053	$10,973
4/30/2018	$10,871	$11,158	$11,051
5/31/2018	$10,991	$11,172	$11,194
6/30/2018	$10,951	$11,112	$11,167
7/31/2018	$11,233	$11,447	$11,452
8/31/2018	$11,364	$11,537	$11,608
9/30/2018	$11,364	$11,587	$11,611
10/31/2018	$10,508	$10,718	$10,785
11/30/2018	$10,750	$10,875	$10,963
12/31/2018	$9,907	$10,109	$10,193
1/31/2019	$10,694	$10,907	$10,960
2/28/2019	$10,967	$11,199	$11,251
3/31/2019	$11,113	$11,340	$11,356
4/30/2019	$11,460	$11,723	$11,708
5/31/2019	$10,820	$11,028	$11,072
6/30/2019	$11,470	$11,750	$11,739
7/31/2019	$11,502	$11,784	$11,789
8/31/2019	$11,302	$11,505	$11,549
9/30/2019	$11,512	$11,747	$11,792
10/31/2019	$11,796	$12,068	$12,063
11/30/2019	$12,110	$12,363	$12,339
12/31/2019	$12,446	$12,798	$12,713
1/31/2020	$12,327	$12,657	$12,566
2/29/2020	$11,457	$11,634	$11,617
3/31/2020	$9,898	$10,064	$10,062
4/30/2020	$10,952	$11,142	$11,092
5/31/2020	$11,478	$11,626	$11,570
6/30/2020	$11,779	$11,998	$11,865
7/31/2020	$12,338	$12,632	$12,391
8/31/2020	$13,058	$13,406	$13,019
9/30/2020	$12,671	$12,973	$12,650
10/31/2020	$12,370	$12,658	$12,438
11/30/2020	$13,810	$14,218	$13,872
12/31/2020	$14,400	$14,878	$14,492
1/31/2021	$14,334	$14,811	$14,470
2/28/2021	$14,685	$15,154	$14,879
3/31/2021	$15,102	$15,558	$15,305
4/30/2021	$15,728	$16,239	$15,908
5/31/2021	$15,914	$16,491	$16,130
6/30/2021	$16,134	$16,709	$16,242
7/31/2021	$16,298	$16,824	$16,340
8/31/2021	$16,650	$17,245	$16,709
9/30/2021	$15,969	$16,533	$16,108
10/31/2021	$16,792	$17,377	$16,828
11/30/2021	$16,430	$16,958	$16,428
12/31/2021	$16,993	$17,636	$17,107
1/31/2022	$16,098	$16,770	$16,255
2/28/2022	$15,697	$16,337	$15,977
3/31/2022	$15,857	$16,691	$16,248
4/30/2022	$14,585	$15,355	$15,077
5/31/2022	$14,573	$15,373	$15,139
6/30/2022	$13,381	$14,077	$13,895
7/31/2022	$14,344	$15,060	$14,886
8/31/2022	$13,794	$14,506	$14,342
9/30/2022	$12,498	$13,117	$13,048
10/31/2022	$13,243	$13,909	$13,872
11/30/2022	$14,447	$14,987	$14,879
12/31/2022	$13,845	$14,398	$14,369
1/31/2023	$14,892	$15,430	$15,368
2/28/2023	$14,434	$14,987	$14,990
3/31/2023	$14,729	$15,450	$15,297
4/30/2023	$14,876	$15,672	$15,497
5/31/2023	$14,663	$15,504	$15,259
6/30/2023	$15,465	$16,404	$16,080
7/31/2023	$15,973	$17,004	$16,618
8/31/2023	$15,531	$16,529	$16,199
9/30/2023	$14,876	$15,846	$15,538
10/31/2023	$14,369	$15,369	$15,058
11/30/2023	$15,629	$16,788	$16,347
12/31/2023	$16,488	$17,594	$17,205
1/31/2024	$16,422	$17,697	$17,224
2/29/2024	$17,119	$18,457	$17,854
3/31/2024	$17,666	$19,036	$18,383
4/30/2024	$16,986	$18,408	$17,779
5/31/2024	$17,583	$19,156	$18,477
6/30/2024	$17,749	$19,582	$18,741
7/31/2024	$18,147	$19,898	$19,203
8/31/2024	$18,595	$20,404	$19,615
9/30/2024	$18,893	$20,878	$20,029
10/31/2024	$18,462	$20,409	$19,551

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R1	28.49%	9.37%	8.74%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2060 IndexFootnote Reference(b)	29.84%	10.14%	9.59%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 3,430,746
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,430,746
Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	38.1
U.S. Fixed Income Funds	6.1
Other Investment Company	1.3
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.4%
iShares Core MSCI EAFE ETF	16.1
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.6
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210417
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2060
Class Name	Class R3
Trading Symbol	TCTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2060 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI All Country World Index	S&P Target Date 2060 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,048	$10,126	$10,094
4/30/2019	$10,362	$10,468	$10,407
5/31/2019	$9,791	$9,847	$9,842
6/30/2019	$10,381	$10,491	$10,434
7/31/2019	$10,409	$10,522	$10,479
8/31/2019	$10,228	$10,273	$10,265
9/30/2019	$10,428	$10,489	$10,481
10/31/2019	$10,676	$10,776	$10,722
11/30/2019	$10,961	$11,039	$10,968
12/31/2019	$11,278	$11,428	$11,300
1/31/2020	$11,170	$11,301	$11,169
2/29/2020	$10,379	$10,389	$10,325
3/31/2020	$8,972	$8,986	$8,943
4/30/2020	$9,929	$9,949	$9,859
5/31/2020	$10,408	$10,381	$10,284
6/30/2020	$10,682	$10,713	$10,546
7/31/2020	$11,190	$11,280	$11,014
8/31/2020	$11,845	$11,970	$11,572
9/30/2020	$11,503	$11,584	$11,244
10/31/2020	$11,229	$11,303	$11,055
11/30/2020	$12,539	$12,696	$12,330
12/31/2020	$13,083	$13,285	$12,881
1/31/2021	$13,023	$13,225	$12,861
2/28/2021	$13,343	$13,531	$13,225
3/31/2021	$13,723	$13,892	$13,603
4/30/2021	$14,293	$14,500	$14,139
5/31/2021	$14,463	$14,726	$14,337
6/30/2021	$14,663	$14,920	$14,436
7/31/2021	$14,823	$15,022	$14,524
8/31/2021	$15,143	$15,398	$14,851
9/30/2021	$14,533	$14,762	$14,317
10/31/2021	$15,283	$15,516	$14,957
11/30/2021	$14,953	$15,142	$14,602
12/31/2021	$15,472	$15,748	$15,205
1/31/2022	$14,666	$14,974	$14,448
2/28/2022	$14,289	$14,588	$14,201
3/31/2022	$14,446	$14,904	$14,442
4/30/2022	$13,294	$13,711	$13,401
5/31/2022	$13,283	$13,727	$13,457
6/30/2022	$12,194	$12,570	$12,350
7/31/2022	$13,074	$13,447	$13,232
8/31/2022	$12,581	$12,952	$12,747
9/30/2022	$11,397	$11,712	$11,598
10/31/2022	$12,078	$12,419	$12,330
11/30/2022	$13,000	$13,383	$13,225
12/31/2022	$12,456	$12,856	$12,771
1/31/2023	$13,402	$13,777	$13,660
2/28/2023	$12,997	$13,383	$13,323
3/31/2023	$13,267	$13,795	$13,596
4/30/2023	$13,387	$13,993	$13,774
5/31/2023	$13,207	$13,844	$13,563
6/30/2023	$13,928	$14,647	$14,293
7/31/2023	$14,394	$15,184	$14,771
8/31/2023	$14,003	$14,759	$14,398
9/30/2023	$13,417	$14,149	$13,811
10/31/2023	$12,952	$13,724	$13,384
11/30/2023	$14,064	$14,990	$14,530
12/31/2023	$14,846	$15,710	$15,292
1/31/2024	$14,785	$15,802	$15,309
2/29/2024	$15,410	$16,480	$15,870
3/31/2024	$15,899	$16,998	$16,339
4/30/2024	$15,304	$16,437	$15,803
5/31/2024	$15,838	$17,105	$16,423
6/30/2024	$16,006	$17,486	$16,658
7/31/2024	$16,356	$17,768	$17,068
8/31/2024	$16,753	$18,219	$17,435
9/30/2024	$17,043	$18,642	$17,803
10/31/2024	$16,646	$18,224	$17,377

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	28.53%	9.29%	9.40%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2060 IndexFootnote Reference(b)	29.84%	10.14%	10.23%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 3,430,746
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,430,746
Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	38.1
U.S. Fixed Income Funds	6.1
Other Investment Company	1.3
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.4%
iShares Core MSCI EAFE ETF	16.1
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.6
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000190362
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 22px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 2060
Class Name	Class R6
Trading Symbol	TCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2060 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date 2060 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,261
8/31/2017	$10,240	$10,355	$10,263
9/30/2017	$10,450	$10,555	$10,499
10/31/2017	$10,640	$10,774	$10,700
11/30/2017	$10,860	$10,983	$10,941
12/31/2017	$10,994	$11,160	$11,073
1/31/2018	$11,438	$11,789	$11,567
2/28/2018	$10,984	$11,294	$11,125
3/31/2018	$10,883	$11,053	$10,973
4/30/2018	$10,934	$11,158	$11,051
5/31/2018	$11,055	$11,172	$11,194
6/30/2018	$11,024	$11,112	$11,167
7/31/2018	$11,317	$11,447	$11,452
8/31/2018	$11,449	$11,537	$11,608
9/30/2018	$11,449	$11,587	$11,611
10/31/2018	$10,600	$10,718	$10,785
11/30/2018	$10,853	$10,875	$10,963
12/31/2018	$10,009	$10,109	$10,193
1/31/2019	$10,804	$10,907	$10,960
2/28/2019	$11,090	$11,199	$11,251
3/31/2019	$11,239	$11,340	$11,356
4/30/2019	$11,599	$11,723	$11,708
5/31/2019	$10,963	$11,028	$11,072
6/30/2019	$11,621	$11,750	$11,739
7/31/2019	$11,652	$11,784	$11,789
8/31/2019	$11,462	$11,505	$11,549
9/30/2019	$11,684	$11,747	$11,792
10/31/2019	$11,970	$12,068	$12,063
11/30/2019	$12,299	$12,363	$12,339
12/31/2019	$12,660	$12,798	$12,713
1/31/2020	$12,539	$12,657	$12,566
2/29/2020	$11,655	$11,634	$11,617
3/31/2020	$10,082	$10,064	$10,062
4/30/2020	$11,163	$11,142	$11,092
5/31/2020	$11,698	$11,626	$11,570
6/30/2020	$12,004	$11,998	$11,865
7/31/2020	$12,594	$12,632	$12,391
8/31/2020	$13,326	$13,406	$13,019
9/30/2020	$12,944	$12,973	$12,650
10/31/2020	$12,638	$12,658	$12,438
11/30/2020	$14,123	$14,218	$13,872
12/31/2020	$14,737	$14,878	$14,492
1/31/2021	$14,670	$14,811	$14,470
2/28/2021	$15,040	$15,154	$14,879
3/31/2021	$15,467	$15,558	$15,305
4/30/2021	$16,117	$16,239	$15,908
5/31/2021	$16,319	$16,491	$16,130
6/30/2021	$16,554	$16,709	$16,242
7/31/2021	$16,734	$16,824	$16,340
8/31/2021	$17,104	$17,245	$16,709
9/30/2021	$16,420	$16,533	$16,108
10/31/2021	$17,272	$17,377	$16,828
11/30/2021	$16,913	$16,958	$16,428
12/31/2021	$17,492	$17,636	$17,107
1/31/2022	$16,585	$16,770	$16,255
2/28/2022	$16,172	$16,337	$15,977
3/31/2022	$16,349	$16,691	$16,248
4/30/2022	$15,052	$15,355	$15,077
5/31/2022	$15,052	$15,373	$15,139
6/30/2022	$13,815	$14,077	$13,895
7/31/2022	$14,817	$15,060	$14,886
8/31/2022	$14,263	$14,506	$14,342
9/30/2022	$12,931	$13,117	$13,048
10/31/2022	$13,709	$13,909	$13,872
11/30/2022	$14,746	$14,987	$14,879
12/31/2022	$14,138	$14,398	$14,369
1/31/2023	$15,218	$15,430	$15,368
2/28/2023	$14,763	$14,987	$14,990
3/31/2023	$15,066	$15,450	$15,297
4/30/2023	$15,218	$15,672	$15,497
5/31/2023	$15,016	$15,504	$15,259
6/30/2023	$15,843	$16,404	$16,080
7/31/2023	$16,366	$17,004	$16,618
8/31/2023	$15,927	$16,529	$16,199
9/30/2023	$15,269	$15,846	$15,538
10/31/2023	$14,763	$15,369	$15,058
11/30/2023	$16,011	$16,788	$16,347
12/31/2023	$16,910	$17,594	$17,205
1/31/2024	$16,859	$17,697	$17,224
2/29/2024	$17,562	$18,457	$17,854
3/31/2024	$18,129	$19,036	$18,383
4/30/2024	$17,459	$18,408	$17,779
5/31/2024	$18,078	$19,156	$18,477
6/30/2024	$18,266	$19,582	$18,741
7/31/2024	$18,678	$19,898	$19,203
8/31/2024	$19,142	$20,404	$19,615
9/30/2024	$19,468	$20,878	$20,029
10/31/2024	$19,022	$20,409	$19,551

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R6	28.85%	9.71%	9.18%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2060 IndexFootnote Reference(b)	29.84%	10.14%	9.59%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 3,430,746
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,430,746
Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	38.1
U.S. Fixed Income Funds	6.1
Other Investment Company	1.3
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.4%
iShares Core MSCI EAFE ETF	16.1
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.6
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152532
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack Retirement Income
Class Name	Class R1
Trading Symbol	TCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,030	$10,041	$9,995
4/30/2015	$10,050	$10,030	$10,028
5/31/2015	$10,020	$10,012	$10,028
6/30/2015	$9,850	$9,900	$9,908
7/31/2015	$9,930	$9,958	$9,987
8/31/2015	$9,670	$9,929	$9,772
9/30/2015	$9,600	$9,968	$9,701
10/31/2015	$9,830	$9,999	$9,923
11/30/2015	$9,790	$9,963	$9,905
12/31/2015	$9,688	$9,913	$9,812
1/31/2016	$9,557	$10,023	$9,723
2/29/2016	$9,587	$10,094	$9,759
3/31/2016	$9,899	$10,217	$10,026
4/30/2016	$9,959	$10,287	$10,077
5/31/2016	$9,979	$10,295	$10,107
6/30/2016	$10,120	$10,476	$10,212
7/31/2016	$10,301	$10,563	$10,355
8/31/2016	$10,291	$10,574	$10,359
9/30/2016	$10,321	$10,577	$10,381
10/31/2016	$10,160	$10,506	$10,278
11/30/2016	$10,050	$10,270	$10,222
12/31/2016	$10,150	$10,301	$10,303
1/31/2017	$10,221	$10,337	$10,386
2/28/2017	$10,343	$10,417	$10,505
3/31/2017	$10,364	$10,413	$10,530
4/30/2017	$10,455	$10,500	$10,617
5/31/2017	$10,537	$10,581	$10,701
6/30/2017	$10,557	$10,572	$10,718
7/31/2017	$10,659	$10,624	$10,824
8/31/2017	$10,710	$10,716	$10,870
9/30/2017	$10,750	$10,678	$10,939
10/31/2017	$10,811	$10,691	$11,021
11/30/2017	$10,862	$10,675	$11,107
12/31/2017	$10,921	$10,722	$11,183
1/31/2018	$10,983	$10,619	$11,317
2/28/2018	$10,745	$10,518	$11,119
3/31/2018	$10,745	$10,571	$11,094
4/30/2018	$10,693	$10,501	$11,095
5/31/2018	$10,786	$10,558	$11,174
6/30/2018	$10,797	$10,543	$11,171
7/31/2018	$10,900	$10,565	$11,279
8/31/2018	$11,004	$10,617	$11,368
9/30/2018	$10,952	$10,571	$11,344
10/31/2018	$10,610	$10,483	$11,013
11/30/2018	$10,693	$10,530	$11,104
12/31/2018	$10,498	$10,695	$10,899
1/31/2019	$10,878	$10,842	$11,255
2/28/2019	$10,990	$10,854	$11,366
3/31/2019	$11,169	$11,050	$11,506
4/30/2019	$11,293	$11,066	$11,644
5/31/2019	$11,169	$11,235	$11,504
6/30/2019	$11,494	$11,394	$11,830
7/31/2019	$11,539	$11,428	$11,873
8/31/2019	$11,651	$11,686	$11,927
9/30/2019	$11,673	$11,636	$11,986
10/31/2019	$11,751	$11,673	$12,103
11/30/2019	$11,875	$11,671	$12,214
12/31/2019	$11,988	$11,689	$12,352
1/31/2020	$12,091	$11,898	$12,421
2/29/2020	$11,862	$12,076	$12,167
3/31/2020	$11,175	$11,841	$11,526
4/30/2020	$11,759	$12,078	$12,081
5/31/2020	$12,011	$12,191	$12,317
6/30/2020	$12,160	$12,292	$12,469
7/31/2020	$12,503	$12,508	$12,765
8/31/2020	$12,710	$12,436	$12,924
9/30/2020	$12,561	$12,414	$12,809
10/31/2020	$12,435	$12,369	$12,713
11/30/2020	$13,019	$12,531	$13,236
12/31/2020	$13,246	$12,574	$13,440
1/31/2021	$13,176	$12,495	$13,400
2/28/2021	$13,176	$12,334	$13,407
3/31/2021	$13,235	$12,190	$13,444
4/30/2021	$13,493	$12,293	$13,670
5/31/2021	$13,551	$12,340	$13,756
6/30/2021	$13,692	$12,430	$13,856
7/31/2021	$13,857	$12,554	$13,971
8/31/2021	$13,950	$12,546	$14,065
9/30/2021	$13,657	$12,439	$13,852
10/31/2021	$13,915	$12,429	$14,046
11/30/2021	$13,845	$12,444	$13,960
12/31/2021	$14,063	$12,435	$14,127
1/31/2022	$13,568	$12,163	$13,749
2/28/2022	$13,333	$11,997	$13,602
3/31/2022	$13,296	$11,675	$13,488
4/30/2022	$12,579	$11,239	$12,937
5/31/2022	$12,579	$11,301	$12,982
6/30/2022	$11,911	$11,076	$12,505
7/31/2022	$12,480	$11,354	$12,944
8/31/2022	$12,109	$11,059	$12,644
9/30/2022	$11,329	$10,582	$12,008
10/31/2022	$11,614	$10,466	$12,211
11/30/2022	$12,170	$10,856	$12,703
12/31/2022	$11,902	$10,820	$12,549
1/31/2023	$12,493	$11,155	$13,016
2/28/2023	$12,189	$10,881	$12,783
3/31/2023	$12,425	$11,136	$13,032
4/30/2023	$12,509	$11,204	$13,133
5/31/2023	$12,374	$11,088	$13,007
6/30/2023	$12,695	$11,071	$13,239
7/31/2023	$12,898	$11,082	$13,404
8/31/2023	$12,695	$11,015	$13,243
9/30/2023	$12,324	$10,753	$12,894
10/31/2023	$12,054	$10,591	$12,664
11/30/2023	$12,763	$11,068	$13,349
12/31/2023	$13,318	$11,488	$13,847
1/31/2024	$13,283	$11,460	$13,862
2/29/2024	$13,473	$11,323	$13,951
3/31/2024	$13,732	$11,434	$14,169
4/30/2024	$13,335	$11,167	$13,849
5/31/2024	$13,646	$11,352	$14,173
6/30/2024	$13,784	$11,456	$14,328
7/31/2024	$14,060	$11,716	$14,608
8/31/2024	$14,302	$11,888	$14,839
9/30/2024	$14,510	$12,051	$15,067
10/31/2024	$14,233	$11,777	$14,759

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	18.08%	3.91%	3.72%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 40,961,501
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,961,501
Number of Portfolio Holdings	20
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	25.9
International Equity Funds	14.0
International Fixed Income Funds	5.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000210415
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack Retirement Income
Class Name	Class R3
Trading Symbol	TCTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,153	$10,181	$10,123
4/30/2019	$10,264	$10,195	$10,244
5/31/2019	$10,153	$10,351	$10,121
6/30/2019	$10,458	$10,497	$10,408
7/31/2019	$10,498	$10,529	$10,445
8/31/2019	$10,600	$10,767	$10,494
9/30/2019	$10,621	$10,720	$10,546
10/31/2019	$10,702	$10,755	$10,648
11/30/2019	$10,804	$10,753	$10,746
12/31/2019	$10,915	$10,769	$10,867
1/31/2020	$11,009	$10,962	$10,928
2/29/2020	$10,811	$11,126	$10,704
3/31/2020	$10,184	$10,909	$10,141
4/30/2020	$10,716	$11,127	$10,629
5/31/2020	$10,946	$11,231	$10,836
6/30/2020	$11,082	$11,325	$10,970
7/31/2020	$11,395	$11,524	$11,230
8/31/2020	$11,594	$11,457	$11,370
9/30/2020	$11,458	$11,437	$11,269
10/31/2020	$11,354	$11,396	$11,185
11/30/2020	$11,886	$11,545	$11,645
12/31/2020	$12,094	$11,585	$11,825
1/31/2021	$12,029	$11,512	$11,789
2/28/2021	$12,029	$11,363	$11,795
3/31/2021	$12,094	$11,231	$11,828
4/30/2021	$12,330	$11,325	$12,027
5/31/2021	$12,383	$11,369	$12,103
6/30/2021	$12,512	$11,451	$12,190
7/31/2021	$12,673	$11,566	$12,292
8/31/2021	$12,759	$11,559	$12,375
9/30/2021	$12,491	$11,460	$12,187
10/31/2021	$12,727	$11,451	$12,358
11/30/2021	$12,662	$11,464	$12,282
12/31/2021	$12,863	$11,457	$12,429
1/31/2022	$12,421	$11,206	$12,096
2/28/2022	$12,205	$11,053	$11,967
3/31/2022	$12,171	$10,756	$11,867
4/30/2022	$11,513	$10,355	$11,382
5/31/2022	$11,513	$10,412	$11,422
6/30/2022	$10,912	$10,204	$11,002
7/31/2022	$11,423	$10,461	$11,388
8/31/2022	$11,094	$10,189	$11,124
9/30/2022	$10,379	$9,750	$10,565
10/31/2022	$10,640	$9,643	$10,744
11/30/2022	$11,162	$10,002	$11,176
12/31/2022	$10,923	$9,968	$11,040
1/31/2023	$11,470	$10,277	$11,451
2/28/2023	$11,173	$10,025	$11,247
3/31/2023	$11,392	$10,260	$11,466
4/30/2023	$11,485	$10,323	$11,555
5/31/2023	$11,360	$10,216	$11,443
6/30/2023	$11,657	$10,200	$11,648
7/31/2023	$11,844	$10,210	$11,793
8/31/2023	$11,673	$10,149	$11,651
9/30/2023	$11,314	$9,907	$11,344
10/31/2023	$11,080	$9,758	$11,142
11/30/2023	$11,735	$10,197	$11,744
12/31/2023	$12,232	$10,584	$12,183
1/31/2024	$12,216	$10,558	$12,196
2/29/2024	$12,393	$10,432	$12,274
3/31/2024	$12,633	$10,534	$12,466
4/30/2024	$12,280	$10,288	$12,184
5/31/2024	$12,569	$10,458	$12,469
6/30/2024	$12,681	$10,554	$12,606
7/31/2024	$12,938	$10,794	$12,852
8/31/2024	$13,178	$10,953	$13,055
9/30/2024	$13,371	$11,103	$13,256
10/31/2024	$13,114	$10,851	$12,985

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	18.36%	4.15%	4.90%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.71%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 40,961,501
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,961,501
Number of Portfolio Holdings	20
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	25.9
International Equity Funds	14.0
International Fixed Income Funds	5.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000152533
Shareholder Report [Line Items]
Fund Name	Transamerica ClearTrack Retirement Income
Class Name	Class R6
Trading Symbol	TCJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,030	$10,041	$9,995
4/30/2015	$10,060	$10,030	$10,028
5/31/2015	$10,040	$10,012	$10,028
6/30/2015	$9,870	$9,900	$9,908
7/31/2015	$9,960	$9,958	$9,987
8/31/2015	$9,700	$9,929	$9,772
9/30/2015	$9,630	$9,968	$9,701
10/31/2015	$9,870	$9,999	$9,923
11/30/2015	$9,830	$9,963	$9,905
12/31/2015	$9,743	$9,913	$9,812
1/31/2016	$9,622	$10,023	$9,723
2/29/2016	$9,652	$10,094	$9,759
3/31/2016	$9,974	$10,217	$10,026
4/30/2016	$10,034	$10,287	$10,077
5/31/2016	$10,055	$10,295	$10,107
6/30/2016	$10,206	$10,476	$10,212
7/31/2016	$10,397	$10,563	$10,355
8/31/2016	$10,397	$10,574	$10,359
9/30/2016	$10,427	$10,577	$10,381
10/31/2016	$10,266	$10,506	$10,278
11/30/2016	$10,165	$10,270	$10,222
12/31/2016	$10,270	$10,301	$10,303
1/31/2017	$10,352	$10,337	$10,386
2/28/2017	$10,475	$10,417	$10,505
3/31/2017	$10,505	$10,413	$10,530
4/30/2017	$10,608	$10,500	$10,617
5/31/2017	$10,700	$10,581	$10,701
6/30/2017	$10,720	$10,572	$10,718
7/31/2017	$10,833	$10,624	$10,824
8/31/2017	$10,894	$10,716	$10,870
9/30/2017	$10,935	$10,678	$10,939
10/31/2017	$10,996	$10,691	$11,021
11/30/2017	$11,058	$10,675	$11,107
12/31/2017	$11,128	$10,722	$11,183
1/31/2018	$11,191	$10,619	$11,317
2/28/2018	$10,950	$10,518	$11,119
3/31/2018	$10,960	$10,571	$11,094
4/30/2018	$10,918	$10,501	$11,095
5/31/2018	$11,023	$10,558	$11,174
6/30/2018	$11,034	$10,543	$11,171
7/31/2018	$11,139	$10,565	$11,279
8/31/2018	$11,254	$10,617	$11,368
9/30/2018	$11,212	$10,571	$11,344
10/31/2018	$10,866	$10,483	$11,013
11/30/2018	$10,960	$10,530	$11,104
12/31/2018	$10,761	$10,695	$10,899
1/31/2019	$11,160	$10,842	$11,255
2/28/2019	$11,274	$10,854	$11,366
3/31/2019	$11,468	$11,050	$11,506
4/30/2019	$11,605	$11,066	$11,644
5/31/2019	$11,480	$11,235	$11,504
6/30/2019	$11,822	$11,394	$11,830
7/31/2019	$11,879	$11,428	$11,873
8/31/2019	$11,993	$11,686	$11,927
9/30/2019	$12,016	$11,636	$11,986
10/31/2019	$12,119	$11,673	$12,103
11/30/2019	$12,244	$11,671	$12,214
12/31/2019	$12,374	$11,689	$12,352
1/31/2020	$12,479	$11,898	$12,421
2/29/2020	$12,256	$12,076	$12,167
3/31/2020	$11,551	$11,841	$11,526
4/30/2020	$12,162	$12,078	$12,081
5/31/2020	$12,432	$12,191	$12,317
6/30/2020	$12,585	$12,292	$12,469
7/31/2020	$12,949	$12,508	$12,765
8/31/2020	$13,173	$12,436	$12,924
9/30/2020	$13,032	$12,414	$12,809
10/31/2020	$12,902	$12,369	$12,713
11/30/2020	$13,513	$12,531	$13,236
12/31/2020	$13,750	$12,574	$13,440
1/31/2021	$13,690	$12,495	$13,400
2/28/2021	$13,702	$12,334	$13,407
3/31/2021	$13,775	$12,190	$13,444
4/30/2021	$14,041	$12,293	$13,670
5/31/2021	$14,114	$12,340	$13,756
6/30/2021	$14,271	$12,430	$13,856
7/31/2021	$14,453	$12,554	$13,971
8/31/2021	$14,550	$12,546	$14,065
9/30/2021	$14,259	$12,439	$13,852
10/31/2021	$14,526	$12,429	$14,046
11/30/2021	$14,465	$12,444	$13,960
12/31/2021	$14,701	$12,435	$14,127
1/31/2022	$14,199	$12,163	$13,749
2/28/2022	$13,955	$11,997	$13,602
3/31/2022	$13,929	$11,675	$13,488
4/30/2022	$13,171	$11,239	$12,937
5/31/2022	$13,184	$11,301	$12,982
6/30/2022	$12,490	$11,076	$12,505
7/31/2022	$13,094	$11,354	$12,944
8/31/2022	$12,722	$11,059	$12,644
9/30/2022	$11,899	$10,582	$12,008
10/31/2022	$12,208	$10,466	$12,211
11/30/2022	$12,799	$10,856	$12,703
12/31/2022	$12,533	$10,820	$12,549
1/31/2023	$13,149	$11,155	$13,016
2/28/2023	$12,832	$10,881	$12,783
3/31/2023	$13,097	$11,136	$13,032
4/30/2023	$13,185	$11,204	$13,133
5/31/2023	$13,061	$11,088	$13,007
6/30/2023	$13,396	$11,071	$13,239
7/31/2023	$13,625	$11,082	$13,404
8/31/2023	$13,431	$11,015	$13,243
9/30/2023	$13,026	$10,753	$12,894
10/31/2023	$12,762	$10,591	$12,664
11/30/2023	$13,520	$11,068	$13,349
12/31/2023	$14,102	$11,488	$13,847
1/31/2024	$14,084	$11,460	$13,862
2/29/2024	$14,284	$11,323	$13,951
3/31/2024	$14,574	$11,434	$14,169
4/30/2024	$14,157	$11,167	$13,849
5/31/2024	$14,502	$11,352	$14,173
6/30/2024	$14,647	$11,456	$14,328
7/31/2024	$14,937	$11,716	$14,608
8/31/2024	$15,228	$11,888	$14,839
9/30/2024	$15,445	$12,051	$15,067
10/31/2024	$15,155	$11,777	$14,759

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	18.75%	4.57%	4.39%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 40,961,501
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,961,501
Number of Portfolio Holdings	20
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	25.9
International Equity Funds	14.0
International Fixed Income Funds	5.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus